UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.50%	$ 1,000.00	$ 976.90	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.1	37.1
Health Care	20.3	18.7
Electric Utilities	13.5	13.1
Education	8.8	7.8
Transportation	6.7	6.5
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.4	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.1	5.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 6.8%	AAA 6.7%
AA,A 83.2%	AA,A 82.9%
BBB 5.3%	BBB 5.3%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 1.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,517,340
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,247,554
		2,764,894
Minnesota - 95.4%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,130,050
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,648,703
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	592,489
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,242,180
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,151,980
5.25% 10/1/25	1,955,000	2,082,603
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,772,089
5% 2/1/22	4,975,000	5,912,887
Series 2013 A, 4% 2/1/19	4,550,000	5,050,819
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	841,658
Series 2009 A:
4% 2/1/16	1,000,000	1,070,590
5% 2/1/17	1,000,000	1,122,210
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,488,003
4% 3/1/17	1,495,000	1,554,860
4% 3/1/18	1,235,000	1,285,573
5% 3/1/30	2,770,000	2,729,807
Elk River Independent School District #728:
Series 2004 A, 5% 2/1/17 (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,051,760
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728: - continued
Series 2006 A, 5% 2/1/19 (FSA Insured)	$ 3,500,000	$ 3,805,795
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,881,286
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,110,000
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,977,475
5% 2/1/20	1,570,000	1,858,927
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,068,660
5.25% 5/1/24	1,500,000	1,563,690
5.25% 5/1/25	2,000,000	2,077,720
5.25% 5/1/28	3,720,000	3,815,530
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,504,400
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,287,130
Series 2010 A, 5.25% 8/15/25	1,000,000	1,092,240
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	525,935
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	812,240
6% 12/1/19	2,815,000	2,865,839
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,127,320
5% 1/1/35 (AMBAC Insured)	8,500,000	8,800,900
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,169,295
Series 2007 A, 5% 1/1/21	5,000,000	5,510,950
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,230,920
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,069,600
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,591,441
Series 2012 B, 5% 1/1/26	1,250,000	1,384,813
Series 2012, 5% 1/1/27	1,500,000	1,651,365
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,830,000	$ 3,123,245
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,008,656
4% 12/1/21	2,330,000	2,495,640
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,180,006
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,000,290
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,046,900
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,548,138
5% 6/1/21	2,000,000	2,295,620
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	450,678
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,914,963
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,863,516
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,791,375
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,191,638
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,769,128
Series 2009 A, 5% 12/1/23	10,540,000	12,350,456
Series 2009 H, 5% 11/1/21	4,590,000	5,431,485
Series 2010 A, 5% 8/1/27	5,000,000	5,743,250
Series 2010 D:
5% 8/1/21	1,000,000	1,188,340
5% 8/1/22	5,000,000	5,855,700
5% 8/1/23	10,000,000	11,633,500
Series 2011 B:
5% 10/1/24	2,500,000	2,938,500
5% 10/1/30	3,000,000	3,363,060
Series 2012 A, 5% 8/1/24	5,000,000	5,889,400
5% 11/1/15	5,135,000	5,448,903
5% 6/1/21	8,585,000	9,414,483
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 8/1/22	$ 2,600,000	$ 2,944,292
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	9,719,680
5% 11/1/26	4,270,000	4,668,775
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,027,310
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,538,563
5% 10/1/23	1,000,000	1,116,690
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,686,851
5% 10/1/19	1,000,000	1,082,270
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,524,693
5% 3/1/22	2,535,000	2,750,703
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,080,870
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,740,272
Series Six-I, 5% 4/1/23	1,000,000	1,074,970
Series Six-X, 5.25% 4/1/39	1,500,000	1,597,800
Series Seven-Q:
5% 10/1/17	495,000	537,446
5% 10/1/18	400,000	436,708
5% 10/1/19	780,000	852,392
5% 10/1/20	1,140,000	1,233,366
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,150,505
Series 2007, 5.25% 10/1/22	1,000,000	1,088,160
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,359,704
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,580,764
Series 2009 A:
4% 10/1/17	1,445,000	1,610,019
4% 10/1/18	1,490,000	1,668,383
4% 10/1/19	1,550,000	1,748,571
4% 10/1/20	1,580,000	1,770,516
Series 2011 A, 5% 10/1/30	1,495,000	1,666,790
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2013 A:
4% 10/1/18	$ 2,210,000	$ 2,465,145
4% 10/1/19	2,300,000	2,578,760
4% 10/1/20	2,385,000	2,670,962
Minnesota State Gen. Fdg. Rev. Series 2012 B:
5% 3/1/27	12,840,000	14,267,672
5% 3/1/28	4,275,000	4,716,736
5% 3/1/29	2,250,000	2,463,210
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,730,784
5% 8/1/17 (FSA Insured)	1,575,000	1,758,724
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,288,660
Series 2010 A1:
5% 1/1/19	3,010,000	3,494,640
5% 1/1/20	2,100,000	2,427,894
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,447,660
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,036,390
5.5% 11/1/16	1,025,000	1,117,424
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	715,000	717,109
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,855,750
5% 2/1/20	1,635,000	1,932,570
5% 2/1/21	1,350,000	1,606,257
5% 2/1/23	1,005,000	1,202,663
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,163,840
Series 2013 B:
5% 12/1/26	570,000	655,318
5% 12/1/27	275,000	312,524
Series 2013:
5% 12/1/28	275,000	308,935
5% 12/1/43	1,000,000	1,064,270
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,181,220
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	$ 4,000,000	$ 4,285,040
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,079,960
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	733,304
5% 7/1/18	685,000	779,770
5% 7/1/21	790,000	900,963
5% 7/1/22	350,000	395,980
5% 7/1/24	300,000	334,992
5% 7/1/27	245,000	265,862
5% 7/1/28	225,000	241,850
5% 7/1/33	650,000	683,410
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,752,324
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,336,150
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,244,727
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,351,400
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,034,530
Saint Paul Independent School District #625:
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,385,423
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,092,353
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,582,425
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,060,980
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/13	430,000	430,955
5% 8/1/14	455,000	465,228
5% 8/1/15	480,000	496,262
5% 8/1/16	500,000	517,860
Series 2013, 5% 12/1/21	4,900,000	5,734,764
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,529,954
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,167,830
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Independent School District #720: - continued
Series 2013 A:
5% 2/1/19	$ 2,940,000	$ 3,410,018
5% 2/1/22	1,700,000	1,993,301
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,423,504
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	11,779,130
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,245,000
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,200,263
5.25% 1/1/16 (AMBAC Insured)	4,490,000	4,940,212
Series 2009 A:
5% 1/1/14	960,000	982,378
5.25% 1/1/30	2,000,000	2,163,180
5.5% 1/1/24	500,000	565,590
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,222,400
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	606,540
5.75% 7/1/30	3,715,000	3,987,570
Series 2009, 5.75% 7/1/39	9,000,000	9,624,330
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	262,987
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,308,530
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,229,740
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,492,178
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	266,665
5% 5/15/16	345,000	374,894
5.25% 5/15/17	590,000	649,684
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(HealthPartners Oblig. Group Proj.) Series 2006:
5.25% 5/15/26	$ 1,000,000	$ 1,049,890
5.25% 5/15/36	1,000,000	1,026,900
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,250,400
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,946,490
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,274,080
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	229,592
5.125% 4/1/34	1,000,000	1,112,430
5.25% 4/1/29	1,000,000	1,127,990
Series 2009 C:
5% 12/1/17	1,000,000	1,158,110
5% 12/1/21	1,000,000	1,150,800
Series 2011 D:
5% 12/1/23	1,180,000	1,401,521
5% 12/1/26	1,020,000	1,175,540
5% 12/1/36	1,000,000	1,097,750
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,416,268
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,330,364
5% 8/1/29	4,000,000	4,336,440
Series 2010 A, 5% 8/1/25	1,800,000	2,105,496
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	446,376
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured) (Pre-Refunded to 8/1/15 @ 100)	1,495,000	1,620,879
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,073,018
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,884,906
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	485,000	523,713
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,187,780
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 2012 A:
5% 1/1/26	$ 5,000,000	$ 5,776,200
5% 1/1/27	1,750,000	2,009,245
		501,495,350
Puerto Rico - 1.2%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/37	6,800,000	1,688,576
0% 8/1/38	1,310,000	304,785
0% 8/1/39	19,550,000	4,269,916
		6,263,277
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,070,110
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $496,780,871)	511,593,631
NET OTHER ASSETS (LIABILITIES) - 2.7%	14,160,569
NET ASSETS - 100%	$ 525,754,200
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.1%
Health Care	20.3%
Electric Utilities	13.5%
Education	8.8%
Transportation	6.7%
Others* (Individually Less Than 5%)	10.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $496,780,871)		$ 511,593,631
Cash		8,792,181
Receivable for fund shares sold		102,860
Interest receivable		6,877,069
Other receivables		4,494
Total assets		527,370,235

Liabilities
Payable for fund shares redeemed	$ 903,491
Distributions payable	367,792
Accrued management fee	164,476
Transfer agent fee payable	120,609
Other affiliated payables	34,911
Other payables and accrued expenses	24,756
Total liabilities		1,616,035

Net Assets		$ 525,754,200
Net Assets consist of:
Paid in capital		$ 510,001,725
Undistributed net investment income		109,853
Accumulated undistributed net realized gain (loss) on investments		829,862
Net unrealized appreciation (depreciation) on investments		14,812,760
Net Assets, for 45,579,558 shares outstanding		$ 525,754,200
Net Asset Value, offering price and redemption price per share ($525,754,200 ÷ 45,579,558 shares)		$ 11.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 8,978,099

Expenses
Management fee	$ 1,013,225
Transfer agent fees	240,626
Accounting fees and expenses	69,217
Custodian fees and expenses	3,329
Independent trustees' compensation	1,056
Registration fees	29,939
Audit	23,960
Legal	6,105
Miscellaneous	2,949
Total expenses before reductions	1,390,406
Expense reductions	(11,009)	1,379,397
		7,598,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		951,362
Change in net unrealized appreciation (depreciation) on investment securities		(21,147,809)
Net gain (loss)		(20,196,447)
Net increase (decrease) in net assets resulting from operations		$ (12,597,745)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,598,702	$ 16,814,991
Net realized gain (loss)	951,362	1,904,427
Change in net unrealized appreciation (depreciation)	(21,147,809)	7,300,524
Net increase (decrease) in net assets resulting from operations	(12,597,745)	26,019,942
Distributions to shareholders from net investment income	(7,598,519)	(16,764,965)
Distributions to shareholders from net realized gain	(1,166,480)	(694,638)
Total distributions	(8,764,999)	(17,459,603)
Share transactions Proceeds from sales of shares	40,675,579	89,995,969
Reinvestment of distributions	6,225,955	12,563,280
Cost of shares redeemed	(58,140,416)	(71,860,327)
Net increase (decrease) in net assets resulting from share transactions	(11,238,882)	30,698,922
Redemption fees	2,951	1,313
Total increase (decrease) in net assets	(32,598,675)	39,260,574

Net Assets
Beginning of period	558,352,875	519,092,301
End of period (including undistributed net investment income of $109,853 and undistributed net investment income of $109,670, respectively)	$ 525,754,200	$ 558,352,875
Other Information Shares
Sold	3,409,058	7,511,037
Issued in reinvestment of distributions	523,938	1,046,586
Redeemed	(4,917,036)	(5,994,406)
Net increase (decrease)	(984,040)	2,563,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 11.80	$ 11.25	$ 11.38	$ 10.74	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.163	.371	.403	.393	.403	.430
Net realized and unrealized gain (loss)	(.435)	.204	.601	(.115)	.648	(.460)
Total from investment operations	(.272)	.575	1.004	.278	1.051	(.030)
Distributions from net investment income	(.163)	(.370)	(.403)	(.394)	(.404)	(.430)
Distributions from net realized gain	(.025)	(.015)	(.051)	(.014)	(.007)	(.020)
Total distributions	(.188)	(.385)	(.454)	(.408)	(.411)	(.450)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.53	$ 11.99	$ 11.80	$ 11.25	$ 11.38	$ 10.74
Total Return B, C	(2.31)%	4.91%	9.09%	2.42%	9.89%	(.28)%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.50%	.51%	.50%
Expenses net of all reductions	.50% A	.49%	.49%	.49%	.51%	.47%
Net investment income (loss)	2.75% A	3.09%	3.50%	3.41%	3.59%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 525,754	$ 558,353	$ 519,092	$ 497,673	$ 473,438	$ 372,276
Portfolio turnover rate	18% A	15%	9%	13%	7%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,220,229
Gross unrealized depreciation	(6,407,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,812,760

Tax cost	$ 496,780,871

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,043,735 and $48,701,967, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $730 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $3,329 and $7,679 and $1, respectively.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MNF-USAN-0813
1.787786.110

Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.46%	$ 1,000.00	$ 969.60	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	18.7	18.3
Illinois	14.3	13.0
New York	10.8	12.4
Texas	9.8	9.7
Florida	9.6	9.5
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	35.6
Health Care	19.5	17.4
Transportation	9.9	9.3
Water & Sewer	9.0	10.0
Special Tax	7.8	7.9
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	6.4	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	8.1	7.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 6.1%	AAA 7.7%
AA,A 81.2%	AA,A 80.8%
BBB 8.7%	BBB 7.5%
BB and Below 0.9%	BB and Below 0.8%
Not Rated 2.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,078
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,496
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,404
		11,978
Arizona - 1.8%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,044
5.25% 10/1/20 (FSA Insured)	8,000	9,091
5.25% 10/1/26 (FSA Insured)	2,570	2,801
5.25% 10/1/28 (FSA Insured)	8,345	8,968
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,181
Series 2007 B, 1% 1/1/37 (c)	3,000	2,680
Series 2008 D:
5.5% 1/1/38	12,000	12,877
6% 1/1/27	2,600	2,896
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,498
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21 (Pre-Refunded to 9/1/14 @ 100)	2,545	2,694
5.25% 9/1/22 (Pre-Refunded to 9/1/14 @ 100)	1,000	1,059
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,805
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,737
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,242
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,725
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,096
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	12,000	13,290
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C: - continued
5% 7/1/23	$ 2,000	$ 2,302
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,716
Series 2012 A:
5% 7/1/24	1,140	1,289
5% 7/1/26	1,000	1,108
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,878
5.5% 12/1/29	7,900	8,684
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	870
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,289
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (Pre-Refunded to 6/1/15 @ 100)	1,000	1,085
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,025	2,198
		110,255
California - 18.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,140
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,807
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,767
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,337
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL:
5% 12/1/19	1,300	1,555
5% 12/1/22	5,875	7,045
Series AI, 5% 12/1/19	1,000	1,198
California Econ. Recovery Series 2009 A:
5% 7/1/18	5,700	6,624
5% 7/1/22	7,500	8,254
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,959
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A: - continued
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 1,805
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,420
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,470
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2013:
5.25% 2/1/16	830	833
5.25% 2/1/24 (Pre-Refunded to 8/1/13 @ 100)	285	286
5.25% 2/1/28	2,445	2,451
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	590	592
5% 3/1/19	1,800	2,037
5% 8/1/19	16,310	18,164
5% 8/1/20	5,355	5,946
5% 10/1/22	2,300	2,573
5% 11/1/22	3,100	3,455
5% 12/1/22	6,800	7,593
5% 11/1/24	1,600	1,783
5% 3/1/26	5,100	5,471
5% 6/1/27 (AMBAC Insured)	4,100	4,277
5% 9/1/27	10,500	11,333
5% 9/1/31	22,500	24,015
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,743
5% 9/1/32	24,995	25,587
5% 9/1/33	19,115	19,551
5% 9/1/35	4,050	4,145
5.125% 2/1/26	2,500	2,548
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	165	166
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	40	40
5.25% 9/1/23	24,300	28,136
5.25% 2/1/24	960	963
5.25% 11/1/28	3,205	3,238
5.25% 12/1/33	160	164
5.25% 4/1/35	12,000	12,823
5.25% 3/1/38	9,000	9,376
5.25% 11/1/40	3,200	3,373
5.5% 8/1/27	14,700	16,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/28	$ 10	$ 10
5.5% 8/1/29	9,850	11,051
5.5% 4/1/30	5	5
5.5% 11/1/33	30,645	30,942
5.5% 3/1/40	5,900	6,380
5.6% 3/1/36	2,550	2,793
5.75% 4/1/31	5,020	5,639
6% 3/1/33	23,800	28,097
6% 4/1/38	19,600	22,281
6% 11/1/39	10,020	11,455
6.5% 4/1/33	7,900	9,450
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,160	2,301
Series 2008 L, 5.125% 7/1/22	3,635	3,871
Series 2009 E, 5.625% 7/1/25	10,000	11,175
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,017
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,555
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	10,014
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,942
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,161
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,485
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,230
5% 6/1/28	6,175	6,567
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,869
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,450
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,334
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,866
5% 3/1/22	1,695	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 2,825	$ 3,261
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,809
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	935	938
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	10,638
5.25% 10/1/26	5,000	5,468
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/25	4,700	5,131
5% 4/1/26	13,495	14,575
Series 2012 G, 5% 11/1/25	4,000	4,387
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,686
5% 12/1/23	7,355	8,204
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,682
Series 2005 H:
5% 6/1/17	5,000	5,374
5% 6/1/18	10,300	11,051
Series 2005 J, 5% 1/1/17	6,105	6,691
Series 2009 G1, 5.75% 10/1/30	2,500	2,795
Series 2009 I:
6.125% 11/1/29	1,600	1,888
6.375% 11/1/34	4,600	5,407
Series 2010 A, 5.75% 3/1/30	4,900	5,436
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,037
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,520
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,423
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,417
Series 2005 A, 5.25% 7/1/24	2,800	2,863
Series 2012 A, 5% 4/1/42	7,200	7,327
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,305
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,810	$ 2,062
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,500
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,251
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,804
5.75% 1/15/40	6,300	6,299
5.875% 1/15/27	2,500	2,536
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	28,451
5% 6/1/45	5,305	5,446
5% 6/1/45 (FSA Insured)	445	458
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,354
5.5% 8/1/29	2,000	2,275
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,079
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,053
5% 9/1/19 (AMBAC Insured)	2,545	2,675
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20	16,000	19,072
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,181
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,911
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	5,890
5% 3/1/27	2,000	2,135
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	9,715	11,175
Series 2012 B, 5% 6/1/28	16,785	18,616
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,086
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	$ 2,320	$ 2,527
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,305
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,401
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,800
Series 2012:
5% 1/15/26	4,535	4,957
5% 1/15/28	4,345	4,651
5% 1/15/29	5,370	5,691
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,555
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,730
5% 2/1/24	8,200	8,914
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,863
Series 2012 P:
5% 5/1/23 (f)	6,455	6,901
5% 5/1/24 (f)	9,900	10,471
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,529
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,830
Series B:
0% 8/1/37	7,800	2,142
0% 8/1/38	10,200	2,635
0% 8/1/39	20,100	4,920
0% 8/1/40	3,000	689
0% 8/1/41	13,610	2,942
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,902
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,066
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	$ 2,200	$ 2,710
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,964
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,206
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,225
0% 7/1/39	9,650	2,452
0% 7/1/41	21,370	4,835
Series 2008 E:
0% 7/1/47 (a)	7,400	2,660
0% 7/1/49	25,500	3,746
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,798
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,039
5% 6/1/30	16,190	17,177
5% 6/1/31	11,785	12,523
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,043
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	3,004
Series A, 5% 8/1/38	5,150	5,365
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,138
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,691
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,361
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	490	516
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	1,710	1,870
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	47,635
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	$ 1,500	$ 1,559
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,514
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,100
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,113
5.5% 5/15/16 (AMBAC Insured)	1,170	1,173
5.5% 5/15/17 (AMBAC Insured)	1,235	1,237
5.5% 5/15/19 (AMBAC Insured)	1,375	1,377
5.5% 5/15/22 (AMBAC Insured)	370	370
5.5% 5/15/23 (AMBAC Insured)	380	380
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,949
5.5% 5/15/17 (AMBAC Insured)	2,545	2,606
Series 2009 O:
5.25% 5/15/39	2,400	2,620
5.75% 5/15/30	12,000	13,529
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,495
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,668
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,277
5% 7/1/27	1,840	1,878
Series 2009 A, 5.75% 7/1/24	1,750	1,919
Series 2010 A, 5.5% 7/1/38	3,815	3,915
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,159
Series 2012:
5% 8/1/24	3,625	4,036
5% 8/1/25	10,000	11,043
		1,132,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	$ 4,000	$ 4,132
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,729
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,882
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	4,884
0% 7/15/22 (Escrowed to Maturity)	15,700	11,976
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,211
5% 9/1/22	1,500	1,600
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/37	3,000	3,225
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,629
5% 11/15/15 (f)	3,000	3,281
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,060
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,618
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,079
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,306
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	9,106
Series 2010 A, 0% 9/1/41	9,600	1,831
Series 2010 C, 5.375% 9/1/26	1,000	1,052
		59,601
District Of Columbia - 1.2%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,879
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,881
Series B, 4.75% 6/1/32	2,200	2,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 23,535	$ 25,744
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,942
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	4,650
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	9,838
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,139
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,414
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,081
5.25% 7/1/27	4,390	4,900
5.25% 7/1/28	3,000	3,326
		72,020
Florida - 9.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	3,870	4,160
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,620
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,475
5% 7/1/25 (AMBAC Insured)	3,540	3,805
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,806
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,068
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,068
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,099
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,072
Series 2012 A:
5% 7/1/23	21,020	23,435
5% 7/1/27	5,695	6,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	$ 8,500	$ 9,270
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,198
Series 2011 A1:
5% 6/1/19	1,715	1,927
5% 6/1/20	3,000	3,352
Series 2012 A1, 5% 6/1/21	8,400	9,337
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	27,373
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,042
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,343
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,160
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,525
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,926
Series 2006 E, 5% 6/1/35	3,200	3,475
Series 2011 E:
5% 6/1/24	6,600	7,543
5% 6/1/27	6,500	7,235
Series 2011 F, 5% 6/1/23	6,070	7,007
Series A, 5.5% 6/1/38	2,000	2,244
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,190
5% 10/1/17	2,130	2,301
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,628
5% 7/1/18	3,320	3,579
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	395	399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig.: - continued
Series 2008 A, 5.25% 7/1/37	$ 3,000	$ 3,279
Series 2011 B, 5% 7/1/23	10,175	11,832
Series 2012 A, 5% 7/1/25	8,940	10,189
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,377
Series A, 6.25% 10/1/31	3,000	3,391
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,997
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,049
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	2,995	3,057
5.25% 6/1/19	2,375	2,526
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,678
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,098
5% 11/15/17	1,200	1,306
5% 11/15/22	1,000	1,065
Series 2005 B:
5% 11/15/15	875	960
5% 11/15/15 (Escrowed to Maturity)	125	138
5% 11/15/16	1,040	1,137
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	165
5% 11/15/30	3,565	3,659
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	535
Series 2006 G:
5% 11/15/14	1,285	1,365
5% 11/15/14 (Escrowed to Maturity)	45	48
5% 11/15/15	965	1,059
5% 11/15/15 (Escrowed to Maturity)	35	38
5% 11/15/16	1,020	1,148
5% 11/15/16 (Escrowed to Maturity)	30	34
5.125% 11/15/17	2,750	3,076
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	108
5.125% 11/15/18	965	1,071
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
5.125% 11/15/19	$ 1,930	$ 2,136
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	79
Series 2008 B, 6% 11/15/37	11,000	12,284
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,120
5% 7/1/18	2,125	2,322
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,641
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,727
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,679
Series 2009 B, 5% 10/1/18	5,150	5,294
Series Three 2010 D, 5% 10/1/38	8,100	8,472
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,037
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,526
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,042
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,110
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,013
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,067
Series 2010 A1, 5.5% 10/1/30	3,000	3,243
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	14,094
Series 2012 A:
5% 10/1/23 (f)	7,500	8,251
5% 10/1/24 (f)	9,050	9,845
5% 10/1/30 (f)	6,095	6,253
5% 10/1/31 (f)	2,500	2,554
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	$ 9,500	$ 9,742
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,774
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,949
5% 8/1/18 (AMBAC Insured)	4,000	4,539
5% 8/1/20 (AMBAC Insured)	2,500	2,769
5% 8/1/21 (AMBAC Insured)	5,095	5,609
5% 8/1/22 (AMBAC Insured)	3,325	3,629
Series 2011 B, 5.625% 5/1/31	6,600	7,305
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,481
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,421
5.25% 12/1/37 (AMBAC Insured)	1,365	1,421
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,437
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,351
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,273
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,189
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,828
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,018
Series 2012 A:
5% 10/1/23	2,300	2,705
5% 10/1/25	1,100	1,293
Series 2013 A:
5% 10/1/24	6,300	7,331
5% 10/1/25	4,800	5,558
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	$ 4,000	$ 4,135
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,190
5% 10/1/35 (FSA Insured)	5,000	5,087
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	1,395	1,487
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,130
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,164
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,767
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,866
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,608
Series 2010:
5% 10/1/25	4,140	4,479
5.25% 10/1/34	3,500	3,670
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,556
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,527
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,130
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,185
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,083
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,917
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,589
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,852
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A: - continued
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,967
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,856
5.25% 7/1/16 (AMBAC Insured)	2,830	2,996
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,099
		578,662
Georgia - 3.3%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,139
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	26,165	26,253
Series 2009 A:
6% 11/1/25	9,785	11,496
6.25% 11/1/39	10,800	12,519
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,075
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	8,100	7,738
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,127
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,302
6.125% 9/1/40	7,510	7,920
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,147
5.25% 10/1/41	5,600	5,867
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,714
5% 1/1/24	6,500	7,311
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	642
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	8,866
Series GG, 5% 1/1/22	4,000	4,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	$ 3,425	$ 3,983
5% 10/1/23	4,000	4,600
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	1,600	1,626
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,123
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,222
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,474
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,457
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,325
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	14,377
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,666
		200,607
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,000
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,193
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,547
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,510
		7,250
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,904
6.75% 11/1/37	4,300	4,818
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,466
		12,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 14.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,810	$ 1,379
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,405
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,014
Series 2011 A, 5.5% 12/1/39	7,900	8,431
Series 2012 A, 5% 12/1/42	19,200	19,242
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,373
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	3,452
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,956
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,669
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,128
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	742
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,464
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	442
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	21,230
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,464
Series 2011 A, 5% 1/1/40	11,260	11,436
Series 2012 A, 5% 1/1/33	10,000	10,250
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
Chicago Midway Arpt. Rev. Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,069
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,819
5.25% 1/1/19 (AMBAC Insured)	1,780	1,786
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,410
Series 2011 C, 6.5% 1/1/41	19,400	23,364
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,690	$ 4,705
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,202
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,804
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,632
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,738
5% 6/1/20 (AMBAC Insured)	5,610	6,079
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,576
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,122
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,633
Series 2012 A, 5% 11/15/22	2,000	2,316
Series 2012 C, 5% 12/15/37	1,000	1,053
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	2,700	2,883
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,495
Series 2010 A, 5.25% 11/15/33	19,775	20,949
Series 2012 C:
5% 11/15/24	9,400	10,533
5% 11/15/25	14,500	16,077
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,871
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,125
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,457
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,413
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A: - continued
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,286
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,713
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	21,414
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17 (Pre-Refunded to 10/1/14 @ 100)	2,800	2,982
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,382
5.5% 9/1/19	4,405	4,418
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,153
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,866
Series 2010 A, 5.5% 4/1/44	3,000	3,221
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,788
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,214
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,039
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	3,002
6% 2/1/28 (AMBAC Insured)	2,105	2,302
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,148
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,567
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,151
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,510
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	28,274
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	14,836
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,341
Series 2009 D, 6.625% 11/1/39	8,000	9,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 19,310	$ 20,330
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,107
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,960
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,063
Series 2008 A:
5.625% 1/1/37	27,920	29,546
6% 2/1/24	300	335
Series 2009 A, 7.25% 11/1/38	7,605	9,008
Series 2009:
6.875% 8/15/38	430	476
7% 8/15/44	11,160	12,385
Series 2010 A:
5.5% 8/15/24	2,860	3,130
5.75% 8/15/29	2,320	2,520
Series 2012 A, 5% 5/15/22	2,120	2,303
Series 2012:
4% 9/1/32	5,045	4,284
5% 9/1/38	12,950	12,968
5% 11/15/43	4,395	4,334
Series 2013:
5% 11/15/28	2,375	2,496
5% 11/15/29	1,000	1,043
5% 5/15/43	7,600	7,098
5.25% 5/1/25	7,000	7,689
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,659
5.5% 1/1/31	3,000	3,163
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,817
5% 1/1/23 (FSA Insured)	6,600	6,966
Series 2012 A, 5% 1/1/33	4,700	4,586
Series 2012:
5% 8/1/19	2,500	2,782
5% 8/1/21	2,000	2,190
5% 3/1/23	4,000	4,239
5% 3/1/35	2,000	1,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 3/1/37	$ 1,000	$ 964
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,084
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,328
7% 4/1/14	500	518
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,001
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,393
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,389
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,119
5% 12/15/19	1,000	1,076
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,262
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,410
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,820
0% 12/1/21 (AMBAC Insured)	5,000	3,895
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	626
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,345
0% 12/1/16 (Escrowed to Maturity)	585	563
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,775
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,229
Lake County Forest Preservation District Series 2007 A, 0.533% 12/15/13 (c)	970	971
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (Pre-Refunded to 3/1/14 @ 101)	2,945	3,076
5.625% 3/1/21 (Pre-Refunded to 3/1/14 @ 101)	2,505	2,619
5.75% 3/1/19 (Pre-Refunded to 3/1/14 @ 101)	2,240	2,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 2,485
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	2,829
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,925
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,591
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,226
Series 2010 B1, 0% 6/15/44 (FSA Insured)	49,500	8,614
Series 2012 B:
0% 12/15/51	16,200	1,846
5% 6/15/52	19,400	19,750
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,809
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,547
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,254
Series 1996 A, 0% 6/15/24	3,060	1,958
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	13,265
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	8,360
0% 6/15/45 (FSA Insured)	27,900	4,589
0% 6/15/46 (FSA Insured)	6,250	968
0% 6/15/47 (FSA Insured)	16,540	2,422
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,798
0% 6/15/15	7,915	7,721
0% 6/15/15 (Escrowed to Maturity)	5,355	5,277
0% 6/15/15 (Escrowed to Maturity)	1,730	1,705
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,324
Series 2007, 5% 11/15/14	1,000	1,054
5% 11/15/18	1,000	1,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 1,300	$ 1,471
5% 10/1/18	1,435	1,616
5% 10/1/20	1,290	1,423
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	14,985
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,450
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,758
Series 2009 A, 5.75% 4/1/38	7,805	8,630
Series 2010 A:
5% 4/1/25	5,125	5,583
5.25% 4/1/30	3,200	3,407
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,293
0% 11/1/14 (FSA Insured)	1,995	1,982
0% 11/1/16 (Escrowed to Maturity)	1,615	1,559
0% 11/1/16 (FSA Insured)	4,885	4,627
0% 11/1/17 (FSA Insured)	3,200	2,923
0% 11/1/19 (Escrowed to Maturity)	675	591
0% 11/1/19 (FSA Insured)	4,325	3,629
		863,685
Indiana - 3.3%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,018
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,692
5.25% 7/15/25 (Pre-Refunded to 7/15/15 @ 100)	1,720	1,883
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,946
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,592
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	950
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County: - continued
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	$ 1,885	$ 2,064
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,648
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	30,768
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	1,947
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,635	1,641
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,744
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,486
Series 2009 A, 5.25% 11/1/39	5,300	5,667
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,593
Series 2012:
5% 3/1/30	3,900	3,979
5% 3/1/41	7,070	7,070
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,088
5% 2/15/15	1,500	1,599
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,270
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,220	1,236
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,729
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,258
5% 1/1/23	1,800	2,018
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/26	$ 2,545	$ 2,834
5% 10/1/37	4,500	4,693
Series 2011 A, 5.25% 10/1/25	1,750	1,996
Series 2011 B, 5% 10/1/41	5,500	5,657
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,211
0% 6/1/18 (AMBAC Insured)	1,700	1,548
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,660
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,863
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,738
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,353
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	440
5% 1/15/30	24,540	26,550
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,300
5% 7/1/25	1,000	1,122
5% 7/1/26	1,325	1,476
5% 7/1/29	670	732
5% 7/1/35	3,000	3,218
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,802
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,580
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,226
		200,973
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	$ 10,600	$ 11,620
Series 2009 D, 5% 11/15/29	4,600	4,933
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	4,075
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,550
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,765
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,526
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,313
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,192
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,334
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,466
5% 11/15/17 (Escrowed to Maturity)	2,500	2,903
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,105
5% 9/1/25	4,000	4,437
		44,219
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,487
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,458
5% 8/15/17	3,650	4,125
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,287
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,121
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,346
		28,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	$ 2,100	$ 2,371
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,101
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,971
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,021
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,398
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,553
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,080
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,865
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,640
Series 2012:
5% 12/1/22	8,645	9,495
5% 12/1/30	2,000	2,093
5% 12/1/31	1,000	1,033
5% 12/1/32	1,500	1,542
0% 9/1/13 (AMBAC Insured)	3,350	3,347
0% 9/1/14 (AMBAC Insured)	3,165	3,071
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,000
		62,581
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,584
6% 7/1/38	2,700	3,022
		12,606
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	$ 1,250	$ 1,381
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,057
5% 6/1/16 (CIFG North America Insured)	1,000	1,077
5% 6/1/19 (CIFG North America Insured)	1,500	1,577
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,063
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,251
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,750
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,602
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,234
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,319
6% 1/1/43	1,500	1,568
		31,242
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	2,695	2,889
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,413
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	2,135	2,216
Series I, 6.75% 1/1/36	3,000	3,395
3.5% 11/15/16 (b)	1,000	1,000
4.75% 11/15/20 (b)	6,660	6,660
Massachusetts Gen. Oblig. Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	7,700	8,954
5.25% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	3,600	4,186
5.25% 8/1/24	9,000	10,151
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,615	2,625
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	$ 4,000	$ 4,000
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,547
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A:
4.5% 8/15/35	13,790	13,939
5% 8/15/22 (AMBAC Insured)	2,900	3,241
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		78,765
Michigan - 2.3%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,563
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,227
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,674
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,257
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,591
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,479
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,771
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,125
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,248
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,810
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,241
Fowlerville Cmnty. School District 5.25% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,425	1,484
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,747
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	$ 5,950	$ 5,192
5% 6/1/20	2,050	2,260
5% 6/1/27	3,000	3,120
5% 6/1/39	5,375	5,321
Series 2012, 5% 11/15/42	11,825	11,895
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,271
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	95	97
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,555
5% 12/1/26	1,115	1,191
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	278
Series 2012 A:
5% 6/1/23	2,395	2,723
5% 6/1/26	2,000	2,172
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,082
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,167
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,897
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	2,100	2,358
Series 2011 A, 5% 12/1/19 (f)	3,805	4,274
		137,795
Minnesota - 0.8%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,590
5% 5/1/20	1,000	1,050
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,019
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,142
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,429
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	$ 210	$ 211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,438
Series 2009, 5.75% 7/1/39	20,700	22,136
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,364
5.25% 5/15/18	1,650	1,803
5.25% 5/15/23	2,000	2,130
		51,312
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,614
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,417
		3,527
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	3,971
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.684% 12/1/17 (c)	7,900	7,307
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,316
6% 8/15/28	3,500	3,752
6.125% 8/15/31	2,250	2,406
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,485
5% 1/1/24	1,000	1,100
		19,366
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (f)	4,310	4,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev. Series 2003 C: - continued
5.375% 7/1/19 (f)	$ 1,100	$ 1,100
5.375% 7/1/21 (f)	1,600	1,600
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,753
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,148
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/13 (FSA Insured)	4,590	4,590
0% 7/1/14 (FSA Insured)	3,000	2,953
		25,454
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,994
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,287
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,770
Series 2007 A, 5% 10/1/37	6,100	6,242
Series 2012:
4% 7/1/32	2,370	2,063
5% 7/1/24	1,000	1,063
5% 7/1/25	1,185	1,254
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19	2,000	2,299
5% 2/1/24	1,775	2,012
5% 10/1/18	4,315	4,975
		38,959
New Jersey - 3.0%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 P, 5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	2,445	2,685
Series 2009 AA, 5.5% 12/15/29	4,000	4,417
Series 2012, 5% 6/15/21	4,600	4,949
Series 2013 NN, 5% 3/1/27	94,700	102,539
Series 2013:
5% 3/1/23	12,200	14,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2013: - continued
5% 3/1/24	$ 17,000	$ 19,104
5% 3/1/25	1,900	2,109
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,690
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,197
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,484
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,976
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,699
		179,916
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,547
5% 12/1/18	2,000	2,311
		7,858
New York - 10.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,178
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,697
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	14,600	15,677
Series A, 5% 2/15/47	13,100	13,190
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,306
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,014
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	50
Series 2008 A1, 5.25% 8/15/27	9,940	11,240
Series 2008 D1, 5.125% 12/1/22	5,000	5,645
Series 2009 I1, 5.625% 4/1/29	3,600	4,136
Series 2012 A, 5% 8/1/24	7,400	8,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 F, 5% 8/1/24	$ 32,525	$ 37,121
Series 2012 G1:
5% 4/1/25	13,700	15,467
5% 4/1/27	19,380	21,460
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,219
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,834
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,773
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	2,900	3,011
Series 2009 A, 5.75% 6/15/40	1,500	1,627
Series 2009 EE, 5.25% 6/15/40	11,600	12,329
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,152
Series 2011 EE, 5.375% 6/15/43	42,080	45,521
Series 2012 EE, 5.25% 6/15/30	28,100	31,415
Series GG, 5% 6/15/43	12,340	12,916
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,444
5.5% 7/15/38	1,600	1,734
5.625% 7/15/38	2,825	3,078
Series 2009 S3:
5.25% 1/15/34	24,000	26,008
5.25% 1/15/39	3,400	3,578
5.375% 1/15/34	2,750	2,997
Series 2009 S4:
5.5% 1/15/39	8,800	9,368
5.75% 1/15/39	4,100	4,511
Series 2011 S2 A, 5% 7/15/40	17,200	18,010
Series S1, 5% 7/15/26	10,000	11,161
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,619
5% 5/15/22	4,300	5,057
Series 2012 A:
4% 5/15/21	3,500	3,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
5% 5/15/23	$ 5,600	$ 6,509
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,764
Series 2009 A, 5% 2/15/39	4,000	4,255
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	2,410	2,410
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	2,000	2,158
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,025
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,790
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	723
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
Series 2010 A, 5% 7/1/26	4,000	4,320
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,342
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	27,806
Series 2010 D, 5.25% 11/15/40	6,600	6,823
Series 2012 D, 5% 11/15/25	25,900	28,350
Series 2012 F, 5% 11/15/24	12,400	13,707
Series 2013 A, 5% 11/15/43	7,500	7,652
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,077
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,054
5.25% 1/1/27	12,500	13,288
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,921
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	543
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,663
5.25% 6/1/22 (AMBAC Insured)	9,850	9,880
5.5% 6/1/19	2,005	2,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B-1C:
5.5% 6/1/19	$ 8,415	$ 8,444
5.5% 6/1/20	2,700	2,709
5.5% 6/1/22	10,065	10,098
Series 2003B 1C, 5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,067
Series 2011:
5% 6/1/17	11,700	13,321
5% 6/1/17	10,700	12,183
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	5,300	6,202
		649,900
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,447
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,882
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,350
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,067
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,694
5.25% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,694
5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,540	1,610
5.25% 6/1/22 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,694
5.25% 6/1/23 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,694
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,674
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,764
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	11,961
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,346
5% 10/1/21	5,690	6,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Cmnty. Health: - continued
Series 2012 A, 5% 11/15/26	$ 1,295	$ 1,379
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,269
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,424
Series 2010 B, 5% 1/1/20	6,700	7,750
		60,463
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,781
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,738
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,763
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,879
5.25% 7/1/15	1,300	1,379
		12,540
Ohio - 0.9%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,556
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,778
5% 6/1/17	5,045	5,574
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	761
5.25% 9/15/18 (FSA Insured)	1,360	1,546
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,576
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,278
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,006
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	9,945
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,000	2,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	$ 1,500	$ 1,597
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,171
		52,030
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,037
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,201
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,379
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,072
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,758
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	9,640	9,946
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33	6,440	6,965
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,866
		35,224
Oregon - 0.5%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (Pre-Refunded to 6/15/14 @ 100)	3,395	3,548
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,408
5.25% 6/1/24 (FSA Insured)	2,605	3,144
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,613
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,030
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,280
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,126
5.5% 6/15/21 (FSA Insured)	1,060	1,284
		27,669
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,183
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,515
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,786
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,433
5.5% 3/1/25 (FSA Insured)	1,400	1,483
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,109
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	2,180	2,500
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	6,012
5% 1/1/23	2,000	2,168
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,972
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,157
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,340
Series 2012 A, 5% 6/1/27	4,105	4,372
Series A, 6.125% 6/1/14 (AMBAC Insured)	2,700	2,832
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,130	1,239
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,299
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,898
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 4,000	$ 4,009
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,106
Ninth Series, 5.25% 8/1/40	3,750	3,848
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,001
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,620
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,604
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,044
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,750
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,137
5% 6/1/23	2,500	2,822
		101,555
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,000
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,115
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	4,697
5.75%, tender 7/1/17 (c)	8,500	8,756
Series N:
5.5% 7/1/21	5,000	5,000
5.5% 7/1/22	3,250	3,236
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2009 A, 6% 8/1/42	3,400	3,544
Series A, 0% 8/1/54 (AMBAC Insured)	18,155	1,392
		34,740
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	$ 3,400	$ 3,614
Series A:
5.25% 9/15/15 (Pre-Refunded to 9/15/14 @ 100)	1,725	1,828
5.25% 9/15/16 (Pre-Refunded to 9/15/14 @ 100)	1,815	1,924
5.25% 9/15/18 (Pre-Refunded to 9/15/14 @ 100)	1,005	1,065
		8,431
South Carolina - 1.5%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,524
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,734
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,232
5% 11/1/19	1,000	1,122
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,685
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	610	681
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	7,837
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,043
5% 4/1/24	4,000	4,072
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18	5,000	5,838
5% 12/1/20	1,500	1,777
Series 2012 C:
5% 12/1/14	1,000	1,066
5% 12/1/14	2,000	2,132
5% 12/1/16	5,065	5,715
5% 12/1/16	2,000	2,257
5% 12/1/19	13,990	16,522
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,654
5.25% 1/1/39	2,800	3,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2004 A, 5% 1/1/39	$ 7,600	$ 7,714
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,716
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,261
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,495
		93,167
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	992
5% 9/1/28	3,000	3,041
Series 2012 E, 5% 11/1/37	7,300	7,497
		11,530
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,143
5% 12/15/14	3,870	4,080
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,015
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,536
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	5,820	6,611
5.75% 7/1/24 (f)	2,400	2,705
		34,090
Texas - 9.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,228
Argyle Independent School District:
5.25% 8/15/40 (FSA Insured)	125	129
5.25% 8/15/40 (Pre-Refunded to 8/15/14 @ 100)	1,620	1,710
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,529
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,200	$ 8,499
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,443
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,876
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,957
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,932
5.25% 2/15/42	5,000	5,360
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,508
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,881
5% 8/1/20 (AMBAC Insured)	1,780	1,963
Coppell Independent School District 0% 8/15/20	2,000	1,670
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,236
5% 7/15/22	2,500	2,899
5% 7/15/24	2,255	2,547
5.25% 7/15/18 (FSA Insured)	3,305	3,752
5.25% 7/15/19 (FSA Insured)	4,000	4,516
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,443
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	22,786
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,350
Series A, 5% 11/1/42	14,800	15,090
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,705
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,780
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,532
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,119
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	2,977
DeSoto Independent School District 0% 8/15/20	3,335	2,785
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,541
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (Pre-Refunded to 3/1/14 @ 100)	$ 1,315	$ 1,359
Grand Prairie Independent School District 0% 2/15/16	3,775	3,675
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,579
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,689
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,308
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,926
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,574
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	14,070
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,920
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,544
Series 2008 B, 5.25% 8/15/47	25,440	27,225
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,084
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,999
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	3,200	4,141
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,292
5% 7/1/25 (f)	1,500	1,606
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	2,300	2,396
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
Series 2000:
0% 2/15/16	$ 3,000	$ 2,920
0% 2/15/17	3,480	3,310
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,104
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,293
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,880
Kermit Independent School District 5.25% 2/15/37	4,130	4,412
Kingsville Independent School District 5.25% 2/15/37	3,650	3,906
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,110
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	150	150
5.25% 5/15/18	480	482
5.75% 5/15/37	540	564
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	143
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,145
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,328
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,732
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,940
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,594
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,330
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,449
Series 2008 A:
6% 1/1/23	4,800	5,466
6% 1/1/24	2,000	2,269
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,623
Series 2009 A, 6.25% 1/1/39	10,200	11,343
Series 2011 A:
5.5% 9/1/41	3,950	4,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A: - continued
6% 9/1/41	$ 6,200	$ 6,959
Series 2011 D, 5% 9/1/28	13,000	14,315
Pflugerville Gen. Oblig. 5.5% 8/1/22 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,004
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,284
5.375% 8/15/37	15,255	16,568
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,264
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,557
5.25% 2/15/37	3,705	3,937
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,706
5% 7/1/17 (FSA Insured) (f)	2,765	3,108
5% 7/1/17 (FSA Insured) (f)	2,385	2,676
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,930
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,552
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,064
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,896
Series 2012, 5.25% 2/1/25	4,200	4,934
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/24	7,500	8,717
5% 5/15/25	10,000	11,505
5% 5/15/27	10,000	11,265
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,841
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,078
5.25% 2/15/22 (AMBAC Insured)	1,090	1,134
5.25% 2/15/30 (AMBAC Insured)	1,800	1,848
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,844
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,167
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	$ 1,785	$ 1,907
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,520
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,486
5% 8/15/43	4,000	4,060
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,727
Series 2008, 4.75% 4/1/37	21,920	23,265
Series 2006 A, 5% 4/1/29	2,820	3,097
Series 2006, 5% 4/1/27	5,600	6,060
Series 2008, 5% 4/1/25	4,300	4,835
5.75% 8/1/26	1,175	1,179
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,885
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,109
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	12,956
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,841
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	3,200	3,197
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,602
5% 4/1/25	3,400	3,805
5% 4/1/26	4,300	4,804
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,015
5.625% 7/15/21	1,030	1,033
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,343
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,000
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District 5.5% 2/15/37	$ 4,920	$ 5,400
Weatherford Independent School District 0% 2/15/33	6,985	2,884
Wylie Independent School District:
0% 8/15/20	20	15
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	1,770	1,331
		594,003
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	605	666
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,575
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,960
5% 8/1/25	2,175	2,392
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,717
		28,548
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,315
Virginia - 0.2%
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	6,000	5,455
5% 1/1/40 (f)	4,200	3,722
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,800
		12,977
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (Pre-Refunded to 5/1/15 @ 100)	3,500	3,786
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	$ 2,430	$ 2,593
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,788
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,671
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,833
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,125
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,778
5.25% 12/1/36 (FSA Insured)	9,180	9,541
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	24,966
Series 2009, 5.25% 1/1/42	2,600	2,795
Series 2010, 5% 1/1/50	6,500	6,729
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,349
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (f)	1,340	1,507
5% 6/1/22 (f)	1,000	1,117
5% 6/1/24 (f)	1,000	1,097
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,078
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,155
5% 12/1/27	2,625	2,825
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,327
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	430
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,676
0% 7/1/19 (Escrowed to Maturity)	9,100	8,048
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	$ 10,000	$ 10,625
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,296
5.25% 8/15/20	2,000	2,197
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,153
Series 2012 A:
5% 10/1/25	5,130	5,737
5% 10/1/26	13,395	14,880
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,096
5.7% 7/1/38	11,300	11,708
7% 7/1/39	3,000	3,317
		173,736
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	741
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,783
		3,524
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,443
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,493
5.75% 7/1/30	2,655	2,880
Series 2013 B:
5% 7/1/27	1,205	1,279
5% 7/1/36	4,300	4,433
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,230
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,415
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,359
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A: - continued
5.5% 8/15/16	$ 975	$ 980
Series 2012:
4% 10/1/23	2,500	2,644
5% 6/1/39	1,075	1,084
Series 2013:
5% 8/15/24	2,810	3,076
5% 8/15/25	1,030	1,113
5% 8/15/26	3,100	3,310
		40,227
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,290
TOTAL MUNICIPAL BONDS (Cost $5,789,780)		5,982,714
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (d)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $5,789,880)		5,982,814
NET OTHER ASSETS (LIABILITIES) - 1.0%		57,454
NET ASSETS - 100%		$ 6,040,268
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,625,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,465
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*
* Amount represents sixty-six dollars
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,982,714	$ -	$ 5,982,714	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,982,814	$ 100	$ 5,982,714	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.7%
Health Care	19.5%
Transportation	9.9%
Water & Sewer	9.0%
Special Tax	7.8%
Electric Utilities	6.7%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,789,780)	$ 5,982,714
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,789,880)		$ 5,982,814
Cash		9,755
Receivable for investments sold Regular delivery		3,625
Delayed delivery		5,499
Receivable for fund shares sold		1,167
Interest receivable		77,363
Other receivables		7
Total assets		6,080,230

Liabilities
Payable for investments purchased
Delayed delivery	$ 13,142
Payable for fund shares redeemed	16,223
Distributions payable	7,107
Accrued management fee	1,940
Other affiliated payables	1,500
Other payables and accrued expenses	50
Total liabilities		39,962

Net Assets		$ 6,040,268
Net Assets consist of:
Paid in capital		$ 5,829,620
Undistributed net investment income		1,365
Accumulated undistributed net realized gain (loss) on investments		16,349
Net unrealized appreciation (depreciation) on investments		192,934
Net Assets, for 467,049 shares outstanding		$ 6,040,268
Net Asset Value, offering price and redemption price per share ($6,040,268 ÷ 467,049 shares)		$ 12.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 132,539
Income from Fidelity Central Funds		-
Total income		132,539

Expenses
Management fee	$ 12,241
Transfer agent fees	2,641
Accounting fees and expenses	365
Custodian fees and expenses	41
Independent trustees' compensation	13
Registration fees	77
Audit	36
Legal	5
Miscellaneous	36
Total expenses before reductions	15,455
Expense reductions	(23)	15,432
Net investment income (loss)		117,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,922
Change in net unrealized appreciation (depreciation) on investment securities		(340,027)
Net gain (loss)		(314,105)
Net increase (decrease) in net assets resulting from operations		$ (196,998)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,107	$ 233,446
Net realized gain (loss)	25,922	3,819
Change in net unrealized appreciation (depreciation)	(340,027)	247,297
Net increase (decrease) in net assets resulting from operations	(196,998)	484,562
Distributions to shareholders from net investment income	(116,817)	(231,561)
Distributions to shareholders from net realized gain	-	(300)
Total distributions	(116,817)	(231,861)
Share transactions Proceeds from sales of shares	480,607	1,423,313
Reinvestment of distributions	69,320	139,259
Cost of shares redeemed	(987,850)	(939,923)
Net increase (decrease) in net assets resulting from share transactions	(437,923)	622,649
Redemption fees	31	53
Total increase (decrease) in net assets	(751,707)	875,403

Net Assets
Beginning of period	6,791,975	5,916,572
End of period (including undistributed net investment income of $1,365 and undistributed net investment income of $1,075, respectively)	$ 6,040,268	$ 6,791,975
Other Information Shares
Sold	35,555	106,259
Issued in reinvestment of distributions	5,162	10,356
Redeemed	(74,287)	(70,017)
Net increase (decrease)	(33,570)	46,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.03	$ 12.27	$ 12.46	$ 11.49	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.235	.483	.513	.516	.517	.515
Net realized and unrealized gain (loss)	(.641)	.537	.764	(.189)	.970	(1.081)
Total from investment operations	(.406)	1.020	1.277	.327	1.487	(.566)
Distributions from net investment income	(.234)	(.479)	(.515)	(.516)	(.517)	(.513)
Distributions from net realized gain	-	(.001)	(.002)	(.001)	- H	(.011)
Total distributions	(.234)	(.480)	(.517)	(.517)	(.517)	(.524)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 13.57	$ 13.03	$ 12.27	$ 12.46	$ 11.49
Total Return B, C	(3.04)%	7.92%	10.64%	2.58%	13.14%	(4.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.46%	.46%	.46%	.48%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.48%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.48%	.46%
Net investment income (loss)	3.51% A	3.60%	4.08%	4.08%	4.25%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,040	$ 6,792	$ 5,917	$ 5,655	$ 5,641	$ 4,545
Portfolio turnover rate F	12% A	10%	11%	10%	10%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 276,870
Gross unrealized depreciation	(83,129)
Net unrealized appreciation (depreciation) on securities and other investments	$ 193,741

Tax cost	$ 5,789,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,182)
2018	(2,786)
Total capital loss carryforward	$ (8,968)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $401,679 and $810,647, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $21 and $2, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HIY-USAN-0813
1.787789.110

Fidelity®

Limited Term
Municipal Income Fund
(formerly Fidelity Short-Intermediate Municipal Income Fund)

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Semiannual Report

Semia

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.79%
Actual		$ 1,000.00	$ 991.60	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 991.70	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 988.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 987.90	$ 7.64
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 993.10	$ 2.37
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.54%
Actual		$ 1,000.00	$ 992.80	$ 2.67
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.0	14.2
New York	12.8	11.6
Illinois	8.3	8.5
Florida	7.5	8.1
Texas	7.5	7.7
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	36.4
Electric Utilities	12.6	12.7
Special Tax	11.4	12.1
Health Care	9.4	9.3
Transportation	9.0	7.1
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 11.8%	AAA 10.6%
AA,A 74.4%	AA,A 71.8%
BBB 5.6%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	$ 1,175	$ 1,183
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,282
5% 10/1/16 (FSA Insured)	13,000	14,444
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,308
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,786
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,869
Series 2008:
5.5% 9/1/13	18,780	18,943
5.5% 9/1/16	1,385	1,561
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,173
5% 10/1/20	5,180	6,022
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,233
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,989
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,010
5% 7/1/18	5,200	5,598
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,799
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,341
Series 2009 B, 5% 7/1/16	5,090	5,684
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,730
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,792
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,645	$ 1,661
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,297
5% 7/1/17	3,315	3,618
5% 7/1/18	3,365	3,690
		135,230
California - 12.2%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,513
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,059
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	13,696
Series 2010 M, 5% 5/1/16	8,000	8,914
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,233
Series 2009 A:
5% 7/1/15	3,660	3,821
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,661
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,185
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,255
5.25% 7/1/14	1,780	1,869
5.25% 7/1/14 (Escrowed to Maturity)	520	546
California Gen. Oblig.:
5% 11/1/13	9,060	9,204
5% 9/1/18	7,500	8,706
5% 9/1/19	20,000	23,461
5% 9/1/20	20,000	23,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,072
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,114
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,028
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,431
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	3,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	$ 4,300	$ 4,511
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,965
0.34%, tender 4/1/16 (b)	30,000	29,939
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (b)(e)	5,500	5,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(e)	3,250	3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,016
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,140
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,155
5% 10/1/19	1,490	1,738
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,433
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,458
5% 10/1/19	5,000	5,838
5% 10/1/20	2,525	2,959
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,157
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,804
Series 2009 J, 5% 11/1/17	2,300	2,625
Series 2010 A:
5% 3/1/16	2,000	2,189
5% 3/1/17	5,405	6,054
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,356
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,540
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (b)	12,500	12,507
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,964
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	$ 1,000	$ 1,002
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,155
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,427
5% 7/1/19	4,400	5,221
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,510
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,663
5% 3/1/19	2,935	3,307
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,740
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,274
5% 12/1/17	9,790	11,144
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,279
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,972
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,368
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,020
5% 7/1/14	1,120	1,170
5% 7/1/15	2,170	2,347
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,124
5% 7/1/18	2,000	2,296
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,728
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,022
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,874
5% 6/1/17	3,700	4,099
5% 6/1/18	6,470	7,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	$ 4,000	$ 4,730
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,026
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,989
5% 8/1/18	8,000	8,944
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,998
Series 2009 B, 5% 5/15/14	7,000	7,288
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,163
		504,021
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,497
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,066
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,324
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,199
Series 2012 C, 5% 6/1/21	23,420	27,635
Series 2012 D, 0.35% 9/15/15 (b)	6,000	5,947
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,781
0.29% 3/1/16 (b)	1,100	1,087
0.4% 3/1/17 (b)	1,400	1,382
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	3,000	2,992
Series D, 4% 7/1/14	1,000	1,034
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2009 1, 5% 2/1/14	$ 2,500	$ 2,569
Series 2011 A, 5% 12/1/18	5,575	6,506
		71,811
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,948
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,609
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,604
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,404
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,047
		21,612
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,238
5% 12/1/15	4,395	4,783
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	4,000	4,026
Series 2012 Q1, 5% 10/1/21	1,000	1,157
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,917
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,224
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,085
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,387
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,132
Series 2011:
4% 12/1/16	1,265	1,365
5% 12/1/17	1,685	1,894
5% 12/1/18	685	782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
5% 12/1/19	$ 1,820	$ 2,081
5% 12/1/20	1,000	1,146
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,428
5% 10/1/16	1,530	1,703
5% 10/1/17	1,455	1,641
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,343
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,900
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,483
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,074
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,186
Series 2009 D, 5.5% 6/1/16	7,910	8,931
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,301
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,500
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,264
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,513
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,982
5% 10/1/20	1,000	1,163
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,574
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,019
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	2,825	2,846
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.: - continued
5% 9/1/17	$ 1,000	$ 1,124
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,262
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	822
5.25% 10/1/15	3,525	3,818
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,463
5% 10/1/20	2,000	2,355
5% 10/1/21	2,000	2,354
5% 10/1/22	1,000	1,174
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	485	516
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,000	1,153
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,309
5% 7/1/22	2,000	2,290
5% 7/1/23	2,000	2,261
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,982
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,088
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,234
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,402
5% 10/1/16	1,000	1,106
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,010
5% 11/1/15 (FSA Insured)	1,825	1,963
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,549
Series 2012, 5% 7/1/19	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	$ 1,500	$ 1,728
Series 2010 C, 5% 10/1/17	1,895	2,181
Series 2011 B:
5% 10/1/18	2,250	2,628
5% 10/1/19	2,325	2,746
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,986
5% 10/1/19 (e)	2,025	2,279
5% 10/1/18 (e)	2,745	3,086
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,435
5% 7/1/14	2,000	2,092
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,506
Series 2011, 5% 10/1/19	5,590	6,649
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,798
5% 11/15/17	1,500	1,710
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,117
5% 10/1/15 (FSA Insured) (e)	2,920	3,162
5% 10/1/16 (FSA Insured) (e)	6,000	6,620
5% 10/1/17 (FSA Insured) (e)	5,000	5,599
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,058
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,276
		312,832
Georgia - 3.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,624
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,825
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,468
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	$ 7,550	$ 7,668
5% 11/1/14	7,490	7,947
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,662
5% 1/1/20	4,000	4,693
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,305
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,956
Series 2008 D:
5.75% 1/1/19	14,890	17,562
5.75% 1/1/20	3,555	4,112
Series B, 5% 1/1/17	2,750	3,070
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	783
5% 1/1/21	1,670	1,943
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,837
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,960
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,330
5% 1/1/15	1,040	1,090
5% 1/1/16	2,415	2,571
5% 1/1/18	1,530	1,656
		137,549
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,219
Series 2011, 5% 7/1/19 (e)	4,000	4,587
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,522
5% 6/1/16 (Escrowed to Maturity)	2,895	3,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,746
5% 2/1/16	4,000	4,418
		28,725
Illinois - 8.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,494
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,628
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,665
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,695
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,684
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,361
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,922
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,155
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,019
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,753
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,495
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,289
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,121
Series 2010 E:
5% 1/1/15 (e)	4,000	4,254
5% 1/1/16 (e)	1,500	1,638
Series 2011 B, 5% 1/1/18	6,500	7,370
Series 2012 A:
5% 1/1/14 (e)	6,000	6,136
5% 1/1/14 (e)	2,000	2,045
5% 1/1/21	1,400	1,602
Series 2012 B, 5% 1/1/21 (e)	4,605	5,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	$ 1,710	$ 1,877
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,271
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	471
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,718
5% 11/15/20	2,500	2,891
5% 11/15/21	3,000	3,455
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,833
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(e)	5,640	5,641
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,777
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,681
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,365
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	587
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,005
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	415
5% 7/1/15	1,000	1,067
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,275
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,055
5.75% 5/1/19	2,650	3,026
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,337
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,880
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,143
Series 2012 A, 5% 5/15/23	1,300	1,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012:
5% 9/1/19	$ 1,115	$ 1,267
5% 9/1/20	1,470	1,665
5% 9/1/21	1,645	1,856
5% 9/1/22	2,165	2,416
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,624
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,799
Series 2004 B, 5% 3/1/14	15,500	15,959
Series 2004, 5% 11/1/16	11,000	12,124
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,489
Series 2007 A, 5.5% 6/1/15	1,000	1,079
Series 2007 B, 5% 1/1/17	9,835	10,774
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	21,135
5% 1/1/21 (FSA Insured)	1,600	1,734
Series 2012:
3% 8/1/13	4,800	4,810
3% 9/1/13	2,000	2,008
4% 3/1/14	5,000	5,115
5% 3/1/19	5,500	6,105
5% 8/1/19	1,600	1,780
5% 8/1/21	1,400	1,533
5% 8/1/22	5,800	6,270
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,525
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,379
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,495
4.5% 6/15/17	6,075	6,794
Series 2010, 5% 6/15/15	8,800	9,532
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,027
5% 6/15/20	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane County Forest Preserve District Series 2012, 4% 12/15/14	$ 3,200	$ 3,366
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	569
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,459
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,712
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,593
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	694
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,332
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,020
0% 11/1/14 (FSA Insured)	875	869
0% 11/1/16 (Escrowed to Maturity)	740	714
0% 11/1/16 (FSA Insured)	2,235	2,117
		342,158
Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.53%, tender 9/3/13 (b)(e)	6,750	6,750
Series B, 0.42%, tender 9/3/13 (b)	3,600	3,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,043
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,619
5% 5/1/15	6,420	6,861
Series 2013:
5% 8/15/22	700	803
5% 8/15/23	1,000	1,141
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,331
5% 12/1/15	2,135	2,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,657
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,611
Series 2010 A, 5% 2/1/17	2,800	3,168
Series 2012:
5% 3/1/20	650	724
5% 3/1/21	1,225	1,361
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,382
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,441
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,208
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,687
5% 1/1/20	1,250	1,439
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	972
5% 10/1/22	1,600	1,885
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	556
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,466
5% 10/1/17	5,000	5,543
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,093
4% 1/15/20	1,345	1,467
4% 1/15/21	1,250	1,358
5% 7/15/19	1,680	1,943
5% 7/15/20	1,170	1,358
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	554
5% 7/1/15	315	343
5% 7/1/16	500	560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/16	$ 1,215	$ 1,361
5% 7/1/17	1,000	1,147
5% 7/1/18	1,500	1,761
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,094
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,080
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,286
		92,153
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,841
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	611
5% 11/15/15	625	686
5% 11/15/16	875	985
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,923
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,128
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,559
5% 11/15/15 (Escrowed to Maturity)	6,245	6,890
5% 11/15/16 (Escrowed to Maturity)	5,410	6,140
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,304
		28,878
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	763
4% 2/1/15	1,495	1,558
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,338
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,806
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	$ 2,600	$ 2,554
1.6%, tender 6/1/17 (b)	8,000	7,994
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,006
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,128
		32,147
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (b)	25,000	24,906
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,500
5% 7/1/16	2,000	2,210
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,069
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,712
5% 7/1/22	1,000	1,128
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,132
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,082
		40,739
Maryland - 1.8%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,274
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,400
5% 7/1/14	3,500	3,661
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,401
Series 2012 D, 0.96%, tender 11/15/17 (b)	14,000	14,080
Series 2013 A:
0%, tender 5/15/18 (b)	7,100	7,078
0.71%, tender 5/15/18 (b)	5,000	4,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,849
Series 2011 A, 5% 7/1/20	16,000	18,591
		73,308
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,041
5% 5/15/16	4,400	4,917
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,707
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,180
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,594
4% 7/1/16	1,000	1,086
5% 7/1/13	1,000	1,000
Series Q2:
4% 7/1/15	1,170	1,243
4% 7/1/16	1,000	1,086
5% 7/1/13	1,100	1,100
5% 7/1/14	1,080	1,131
5% 7/1/17	1,370	1,562
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,578
5% 1/1/16	1,300	1,386
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,453
Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	5,900	5,898
4.5% 11/15/18 (a)	5,500	5,500
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,156
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,309
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	$ 4,325	$ 4,419
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,916
		83,262
Michigan - 3.4%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,233
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,253
5% 5/1/20	2,000	2,253
5% 5/1/21	1,810	2,030
Detroit Swr. Disp. Rev. Series 2006 D, 0.79% 7/1/32 (b)	4,070	3,506
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,421
5% 5/1/20	2,635	3,078
5% 5/1/21	2,150	2,518
5% 5/1/22	1,850	2,157
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,455
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,077
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,429
5% 11/15/19	1,000	1,148
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,259
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,152
Series 2012 A:
5% 6/1/16	2,290	2,470
5% 6/1/17	1,410	1,541
5% 6/1/18	2,430	2,674
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,334
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	$ 6,045	$ 6,399
5% 10/1/15	1,750	1,925
5% 10/1/15	3,250	3,574
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,220
5% 5/1/15	1,845	1,986
5% 5/1/16	1,865	2,030
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,221
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,879
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,592
Series 2010 A, 5% 12/1/18 (e)	1,400	1,572
Series 2011 A, 5% 12/1/19 (e)	22,700	25,498
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,502
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,269
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,586
		139,430
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,320
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,414
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	614
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,064
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,094
		6,506
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	$ 4,900	$ 4,901
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,700	3,694
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,951
		24,688
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,641
5% 7/1/18	765	877
		3,518
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,222
Series C:
4% 1/1/15	2,360	2,480
4% 1/1/16	2,195	2,357
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,023
		10,082
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,041
5% 7/1/15	3,500	3,793
Series 2013 C1, 2.5% 7/1/15 (a)(e)	12,400	12,794
Series 2013 C2, 2% 7/1/14 (a)	8,700	8,843
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,066
Series 2012 A, 5% 6/15/19	24,610	28,507
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,070
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,139
Series 2012 B, 5% 8/1/20	2,230	2,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1:
5% 3/1/22	$ 11,250	$ 13,113
5% 3/1/23	4,500	5,238
5% 3/1/24	2,700	3,106
		121,323
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,770
4% 7/1/21	1,520	1,540
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,364
5% 2/1/18	2,500	2,844
		10,518
New Jersey - 4.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	809
Series 2009 A:
5% 6/15/15	11,285	12,166
5% 6/15/16	6,500	7,142
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	7,000	7,386
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,915
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,822
Series 2008 W, 5% 3/1/15	10,400	11,150
Series 2009 BB, 5% 9/1/15	3,390	3,696
Series 2011 EE, 5% 9/1/20	5,000	5,762
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	7,805
Series 2012, 5% 6/15/18	10,600	11,568
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,687
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,962
Series 2013:
5% 12/1/18 (e)	6,000	6,706
5% 12/1/19 (e)	3,850	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	$ 15,400	$ 15,435
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,991
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,896
Series 2013 A, 5% 1/1/24	4,345	4,901
Series 2013 C, 0.54% 1/1/17 (b)	16,000	15,935
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,721
Series 2003 B. 5.25% 12/15/19	3,000	3,534
Series 2013 A, 5% 6/15/20	18,000	20,904
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	1,958
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,655
		191,595
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,772
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,664
Series 2010 A1:
4% 12/1/15	3,700	3,978
4% 12/1/16	6,750	7,387
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,065
		46,866
New York - 11.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,251
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,088
Series 2010 A, 5% 5/1/15	5,000	5,388
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,771
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 C:
5% 8/1/13	$ 6,445	$ 6,470
5% 8/1/13 (Escrowed to Maturity)	555	557
Series B, 5% 8/1/14	10,000	10,504
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Series J8, 0.44% 8/1/21 (b)	7,500	7,484
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,522
Series 2010 B:
5% 11/1/17	15,225	17,609
5% 11/1/17 (Escrowed to Maturity)	14,775	17,156
5% 11/1/20	5,950	7,010
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	982
5% 11/1/17	10,115	11,699
Series 2012 A:
5% 11/1/17	7,000	8,096
5% 11/1/20	4,500	5,318
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,685
Series 2012 A, 4% 5/15/20	8,000	8,838
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/14	3,745	3,871
5% 3/15/15	4,000	4,304
Series 2009 D:
5% 6/15/14	9,890	10,343
5% 6/15/15	16,075	17,461
5% 6/15/16	9,330	10,441
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,050
Series A:
5% 2/15/14	9,840	10,133
5% 2/15/15	8,775	9,411
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	955
5.75% 7/1/13	270	270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,504
5% 8/15/14	7,755	8,156
Series 2009 A1, 5% 2/15/15	9,000	9,638
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,876
Series 2008 B, 5% 7/1/15	30,000	32,600
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,089
Series 2009 A:
5% 7/1/15	12,850	13,918
5% 7/1/16	8,390	9,333
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,386
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,997
Series B:
5% 11/15/14	1,350	1,435
5% 11/15/15	2,325	2,553
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (b)	6,800	6,792
Series 2012 G2, 0.724%, tender 11/1/15 (b)	13,300	13,283
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,059
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,020
Series 2008 B2:
5% 11/15/19	6,185	7,070
5% 11/15/20	5,500	6,281
5% 11/15/21	4,000	4,556
Series 2010 B2, 4% 11/15/14	2,830	2,969
Series 2012 B, 5% 11/15/22	2,000	2,262
Series 2012 D, 5% 11/15/18	2,515	2,875
Series 2012 E:
4% 11/15/19	4,000	4,339
5% 11/15/21	2,435	2,774
Series 2012 F, 5% 11/15/19	5,000	5,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	$ 3,000	$ 3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,137
Series 2011 A1:
5% 4/1/17	1,500	1,705
5% 4/1/18	3,500	4,042
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,331
Series 2011 A, 5% 3/15/21	18,425	21,590
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,277
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,117
		468,037
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,168
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,091
4% 6/1/18	1,280	1,409
4% 6/1/20	1,000	1,095
5% 6/1/19	1,305	1,515
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,496
5% 3/1/18	1,500	1,746
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,520
5% 11/1/15 (FSA Insured)	1,600	1,704
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,264
5% 1/1/16	6,035	6,561
Series 2012 D, 5% 1/1/14	3,000	3,069
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,338
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,616
5% 6/1/16	1,000	1,106
5% 6/1/17	3,220	3,631
5% 6/1/18	3,820	4,367
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,941
Series 2008 A, 5.25% 1/1/20	2,000	2,241
Series 2012 A, 5% 1/1/18	18,685	21,229
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (b)	11,500	11,539
		81,478
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,968
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,296
5% 6/1/17	3,500	3,867
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,167
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,262
5% 6/15/23	1,855	1,939
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	805
5% 6/1/16 (FSA Insured)	1,105	1,195
5% 6/1/17 (FSA Insured)	1,160	1,271
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,591
Series 2009 C, 5.625% 6/1/18	1,395	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	$ 5,955	$ 6,303
5% 10/1/15	6,505	7,095
Series 2010 C:
4% 10/1/15	3,200	3,419
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,173
5% 10/1/15	4,535	4,946
Series 2010 A, 5% 10/1/15	1,185	1,292
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,995
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,513
Series 2010 A, 5% 8/1/17	3,290	3,779
Series 2011 A, 5% 8/1/17	3,070	3,526
Series 2012 C, 5% 9/15/21	4,350	5,194
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,126
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	529
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,429
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,341
5% 12/1/16 (Escrowed to Maturity)	280	318
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,038
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,032
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	889
5% 12/1/14	2,275	2,406
		103,894
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,795
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,746
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,111
		10,652
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,595
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	612
5% 3/15/15	2,500	2,655
5% 3/15/16	1,750	1,904
		7,766
Pennsylvania - 4.8%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,379
5% 1/1/15 (FSA Insured) (e)	1,000	1,060
5% 1/1/16 (FSA Insured) (e)	1,000	1,074
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,445
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,481
5% 8/15/14	1,955	2,054
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,015
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,575
5% 7/1/22	5,200	5,744
5% 1/1/23	3,000	3,252
5% 7/1/23	1,650	1,762
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,076
5% 7/1/17	1,255	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	$ 1,650	$ 1,661
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,447
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,737
5% 3/1/19	2,310	2,600
5% 3/1/20	2,140	2,409
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.55%, tender 10/1/13 (b)(e)	11,500	11,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0%, tender 10/1/13 (b)	3,700	3,700
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,253
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,505
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,343
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,369
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,244
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,300	2,564
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,695
5% 12/15/15 (FSA Insured)	5,000	5,443
5% 12/15/16 (FSA Insured)	7,275	8,079
Series 2011:
5.25% 8/1/17	6,165	6,849
5.25% 8/1/18	5,515	6,156
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,035
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,244
5% 6/15/16	6,000	6,642
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,841
5% 2/1/16 (FSA Insured)	5,620	6,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,640	$ 1,689
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,542
5% 9/1/16 (FSA Insured)	1,685	1,875
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,506
5% 11/15/14	4,690	4,970
5% 11/15/15	2,420	2,645
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,141
5% 6/1/19	200	230
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,032
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,389
5% 4/1/21	1,000	1,105
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		199,652
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,696
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,166
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,304
		9,470
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,310
5% 12/1/20	1,000	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,447
5% 12/1/17	10,535	12,166
		19,484
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	656
5% 9/1/15	680	737
5% 9/1/16	500	556
5% 9/1/17	490	557
Series 2011:
5% 9/1/17	1,100	1,250
5% 9/1/18	1,200	1,375
5% 9/1/19	1,255	1,438
		6,569
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,137
5% 1/1/20	2,500	2,798
5% 1/1/21	2,500	2,791
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,322
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,921
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
5% 7/1/17	1,100	1,223
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,385
		21,561
Texas - 7.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,818
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,444
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.: - continued
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 3,999
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,667
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,477
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,904
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,186
Corpus Christi Independent School District 4% 8/15/14	10,140	10,558
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,651
5% 11/1/15	5,000	5,478
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,862
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,081
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,423
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,375
Series 2009, 5% 2/15/16	1,375	1,517
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,463
0.46% 6/1/16 (b)	1,590	1,585
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,054
5% 11/15/16	500	557
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,006
5% 8/15/14	1,075	1,131
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,468
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,308
Series 2012 A, 5% 7/1/23 (e)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/15	$ 2,070	$ 2,243
5% 7/1/16	1,080	1,206
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	2,949
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,928
Series 2005 A, 0% 2/15/16	4,500	4,381
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,186
Keller Independent School District 5% 2/15/14	3,750	3,860
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,460
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,970
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,344
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,197
Series 2012 A, 4% 5/15/14	1,575	1,626
5% 5/15/15	2,120	2,292
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,624
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,605
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,170
5% 7/1/18	3,030	3,471
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,017
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 10/1/13 (b)	10,000	10,000
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,706
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	$ 20,000	$ 19,977
1.2%, tender 8/1/17 (b)	30,000	29,408
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,106
5% 10/1/20	1,000	1,127
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,551
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,159
5% 9/15/21	1,000	1,161
5% 9/15/22	3,440	3,980
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,682
5% 5/15/20	6,000	7,116
5% 5/15/21	5,000	5,970
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,370
5% 2/15/15 (Escrowed to Maturity)	280	300
5% 2/15/16	2,000	2,196
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,476
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	864
5% 8/15/23	1,000	1,141
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,523
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,497
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,035
5% 9/1/15	835	905
5% 9/1/16	750	831
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,652
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,294
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,462
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	$ 6,135	$ 6,159
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,037
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,084
Series 2010 B, 5% 8/15/21	1,800	2,158
		312,676
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,746
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,226
		4,972
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,401
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,339
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	608
5% 7/15/21	400	430
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,156
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,849
		11,043
Washington - 2.0%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,188
Series 2012 A, 5% 7/1/19	30,000	35,339
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,598
5% 1/1/21	1,865	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,193
5% 12/1/17	2,950	3,401
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,806
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,175
5% 2/1/17 (e)	2,500	2,770
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,261
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,883
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,542
4% 1/1/21	2,000	2,204
5% 1/1/20	3,000	3,506
5% 1/1/21	1,770	2,071
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,011
5% 8/15/14	2,000	2,082
		83,205
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	6,939
Wisconsin - 1.2%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,835
Series 2009 C, 4% 5/1/14	3,365	3,469
Series 2010 1:
5% 5/1/14	5,750	5,975
5% 5/1/15	8,005	8,650
5% 5/1/16	10,000	11,124
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,299
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	$ 1,035	$ 1,052
5% 12/15/15	1,105	1,214
5% 12/15/16	1,440	1,620
5% 12/15/17	1,540	1,764
Series 2012, 5% 10/1/21	1,400	1,616
		48,154
TOTAL MUNICIPAL BONDS (Cost $3,803,962)		3,882,165
Municipal Notes - 3.4%

California - 0.8%
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,022
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
		33,023
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/5/13, VRDN (b)	32,000	32,000
New Jersey - 0.3%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,309
Newark Gen. Oblig.:
BAN Series 2012 D, 2% 12/11/13	3,000	3,008
TAN 1.5% 2/20/14	5,100	5,111
		11,428
New York - 1.5%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,669
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,720
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,734
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 10,000	$ 10,066
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,835
		65,024
TOTAL MUNICIPAL NOTES (Cost $141,450)		141,475
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (c)(d) (Cost $57,646)	57,645,900	57,646
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,003,058)		4,081,286
NET OTHER ASSETS (LIABILITIES) - 1.5%		60,265
NET ASSETS - 100%		$ 4,141,551
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 110
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,023,640	$ -	$ 4,023,640	$ -
Money Market Funds	57,646	57,646	-	-
Total Investments in Securities:	$ 4,081,286	$ 57,646	$ 4,023,640	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Electric Utilities	12.6%
Special Tax	11.4%
Health Care	9.4%
Transportation	9.0%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	12.5%
Short-Term Investments and Net Other Assets	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,945,412)	$ 4,023,640
Fidelity Central Funds (cost $57,646)	57,646
Total Investments (cost $4,003,058)		$ 4,081,286
Cash		82,509
Receivable for fund shares sold		4,268
Interest receivable		41,264
Distributions receivable from Fidelity Central Funds		4
Other receivables		17
Total assets		4,209,348

Liabilities
Payable for investments purchased Regular delivery	$ 25,200
Delayed delivery	27,186
Payable for fund shares redeemed	11,180
Distributions payable	1,491
Accrued management fee	1,296
Distribution and service plan fees payable	163
Other affiliated payables	1,248
Other payables and accrued expenses	33
Total liabilities		67,797

Net Assets		$ 4,141,551
Net Assets consist of:
Paid in capital		$ 4,062,736
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on investments		531
Net unrealized appreciation (depreciation) on investments		78,228
Net Assets		$ 4,141,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($404,703 ÷ 37,841.39 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($24,779 ÷ 2,321.06 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($747 ÷ 69.86 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($82,416 ÷ 7,720.55 shares)A	$ 10.67

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,438,104 ÷ 322,029.95 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($190,802 ÷ 17,861.95 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 47,745
Income from Fidelity Central Funds		110
Total income		47,855

Expenses
Management fee	$ 7,936
Transfer agent fees	2,171
Distribution and service plan fees	1,005
Accounting fees and expenses	316
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	91
Audit	27
Legal	3
Miscellaneous	23
Total expenses before reductions	11,605
Expense reductions	(60)	11,545
Net investment income (loss)		36,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		883
Change in net unrealized appreciation (depreciation) on investment securities		(67,932)
Net gain (loss)		(67,049)
Net increase (decrease) in net assets resulting from operations		$ (30,739)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,310	$ 76,216
Net realized gain (loss)	883	5,868
Change in net unrealized appreciation (depreciation)	(67,932)	9,754
Net increase (decrease) in net assets resulting from operations	(30,739)	91,838
Distributions to shareholders from net investment income	(36,317)	(73,237)
Distributions to shareholders from net realized gain	(1,208)	(4,814)
Total distributions	(37,525)	(78,051)
Share transactions - net increase (decrease)	(132,631)	211,189
Redemption fees	21	50
Total increase (decrease) in net assets	(200,874)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $56 and undistributed net investment income of $63, respectively)	$ 4,141,551	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.077	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	(.168)	.034	.225	(.016)	.294	.021
Total from investment operations	(.091)	.198	.423	.193	.548	.319
Distributions from net investment income	(.076)	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.079)	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return B, C, D	(.84)%	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79% A	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.79% A	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.42% A	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.078	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	(.167)	.044	.226	(.026)	.294	.029
Total from investment operations	(.089)	.210	.425	.185	.549	.329
Distributions from net investment income	(.078)	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.081)	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C, D	(.83)%	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76% A	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.45% A	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.042	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	(.167)	.045	.226	(.026)	.293	.029
Total from investment operations	(.125)	.138	.354	.113	.479	.259
Distributions from net investment income	(.042)	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.045)	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return B, C, D	(1.16)%	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.77% A	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.036	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	(.167)	.035	.226	(.026)	.303	.020
Total from investment operations	(.131)	.117	.343	.103	.478	.240
Distributions from net investment income	(.036)	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.039)	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.67	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return B, C, D	(1.21)%	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.55% A	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.67% A	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.093	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	(.167)	.045	.227	(.026)	.293	.029
Total from investment operations	(.074)	.242	.455	.214	.577	.355
Distributions from net investment income	(.093)	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.096)	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C	(.69)%	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.48% A	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.73% A	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,438	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) D	.090	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	(.167)	.045	.216	(.015)	.293	.022
Total from investment operations	(.077)	.236	.440	.220	.574	.343
Distributions from net investment income	(.090)	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.093)	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return B, C	(.72)%	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54% A	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.54% A	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.67% A	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. In May 2013 the Board of Trustees approved a change in the name of Fidelity Short-Intermediate Municipal Income Fund to Fidelity Limited Term Municipal Income Fund effective August 1, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,372
Gross unrealized depreciation	(22,161)
Net unrealized appreciation (depreciation) on securities and other investments	$ 78,211

Tax cost	$ 4,003,075

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $538,944 and $351,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526	$ 51
Class T	-%	.25%	34	-*
Class B	.65%	.25%	4	4
Class C	.75%	.25%	441	115
			$ 1,005	$ 170

* Amount represents four hundred fifty three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	7
Class B**	-*
Class C**	10
$ 25

* Amount represents three hundred and seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 312.15
Class T	17.12
Class B	1.15
Class C	66.15
Limited Term Municipal Income	1,624.09
Institutional Class	151.15
	$ 2,171

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $37, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 2,958	$ 5,319
Class T	194	388
Class B	4	11
Class C	292	604
Limited Term Municipal Income	31,189	63,708
Institutional Class	1,680	3,207
Total	$ 36,317	$ 73,237
From net realized gain
Class A	$ 114	$ 428
Class T	8	28
Class B	-	1
Class C	25	102
Limited Term Municipal Income	1,004	4,021
Institutional Class	57	234
Total	$ 1,208	$ 4,814

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	12,763	25,560	$ 138,560	$ 278,216
Reinvestment of distributions	229	425	2,476	4,631
Shares redeemed	(11,436)	(20,723)	(123,977)	(225,499)
Net increase (decrease)	1,556	5,262	$ 17,059	$ 57,348
Class T
Shares sold	1,493	1,057	$ 16,205	$ 11,485
Reinvestment of distributions	18	32	189	347
Shares redeemed	(1,462)	(1,249)	(15,838)	(13,580)
Net increase (decrease)	49	(160)	$ 556	$ (1,748)
Class B
Shares sold	13	19	$ 139	$ 205
Reinvestment of distributions	-	1	3	10
Shares redeemed	(45)	(67)	(493)	(727)
Net increase (decrease)	(32)	(47)	$ (351)	$ (512)
Class C
Shares sold	796	2,859	$ 8,607	$ 31,055
Reinvestment of distributions	23	51	253	556
Shares redeemed	(1,609)	(1,674)	(17,419)	(18,183)
Net increase (decrease)	(790)	1,236	$ (8,559)	$ 13,428
Limited Term Municipal Income
Shares sold	48,334	93,675	$ 523,874	$ 1,017,592
Reinvestment of distributions	2,200	4,548	23,796	49,424
Shares redeemed	(62,649)	(90,005)	(676,858)	(977,843)
Net increase (decrease)	(12,115)	8,218	$ (129,188)	$ 89,173
Institutional Class
Shares sold	5,395	13,388	$ 58,409	$ 145,505
Reinvestment of distributions	100	176	1,086	1,914
Shares redeemed	(6,613)	(8,641)	(71,643)	(93,919)
Net increase (decrease)	(1,118)	4,923	$ (12,148)	$ 53,500

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STM-USAN-0813
1.787790.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term
Municipal Income Fund

(formerly Fidelity Advisor Short-Intermediate Municipal Income Fund) - Class A,
Class T, Class B and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.79%
Actual		$ 1,000.00	$ 991.60	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 991.70	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 988.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 987.90	$ 7.64
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 993.10	$ 2.37
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.54%
Actual		$ 1,000.00	$ 992.80	$ 2.67
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.0	14.2
New York	12.8	11.6
Illinois	8.3	8.5
Florida	7.5	8.1
Texas	7.5	7.7
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	36.4
Electric Utilities	12.6	12.7
Special Tax	11.4	12.1
Health Care	9.4	9.3
Transportation	9.0	7.1
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 11.8%	AAA 10.6%
AA,A 74.4%	AA,A 71.8%
BBB 5.6%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	$ 1,175	$ 1,183
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,282
5% 10/1/16 (FSA Insured)	13,000	14,444
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,308
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,786
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,869
Series 2008:
5.5% 9/1/13	18,780	18,943
5.5% 9/1/16	1,385	1,561
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,173
5% 10/1/20	5,180	6,022
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,233
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,989
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,010
5% 7/1/18	5,200	5,598
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,799
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,341
Series 2009 B, 5% 7/1/16	5,090	5,684
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,730
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,792
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,645	$ 1,661
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,297
5% 7/1/17	3,315	3,618
5% 7/1/18	3,365	3,690
		135,230
California - 12.2%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,513
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,059
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	13,696
Series 2010 M, 5% 5/1/16	8,000	8,914
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,233
Series 2009 A:
5% 7/1/15	3,660	3,821
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,661
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,185
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,255
5.25% 7/1/14	1,780	1,869
5.25% 7/1/14 (Escrowed to Maturity)	520	546
California Gen. Oblig.:
5% 11/1/13	9,060	9,204
5% 9/1/18	7,500	8,706
5% 9/1/19	20,000	23,461
5% 9/1/20	20,000	23,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,072
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,114
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,028
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,431
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	3,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	$ 4,300	$ 4,511
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,965
0.34%, tender 4/1/16 (b)	30,000	29,939
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (b)(e)	5,500	5,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(e)	3,250	3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,016
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,140
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,155
5% 10/1/19	1,490	1,738
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,433
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,458
5% 10/1/19	5,000	5,838
5% 10/1/20	2,525	2,959
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,157
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,804
Series 2009 J, 5% 11/1/17	2,300	2,625
Series 2010 A:
5% 3/1/16	2,000	2,189
5% 3/1/17	5,405	6,054
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,356
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,540
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (b)	12,500	12,507
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,964
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	$ 1,000	$ 1,002
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,155
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,427
5% 7/1/19	4,400	5,221
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,510
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,663
5% 3/1/19	2,935	3,307
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,740
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,274
5% 12/1/17	9,790	11,144
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,279
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,972
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,368
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,020
5% 7/1/14	1,120	1,170
5% 7/1/15	2,170	2,347
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,124
5% 7/1/18	2,000	2,296
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,728
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,022
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,874
5% 6/1/17	3,700	4,099
5% 6/1/18	6,470	7,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	$ 4,000	$ 4,730
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,026
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,989
5% 8/1/18	8,000	8,944
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,998
Series 2009 B, 5% 5/15/14	7,000	7,288
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,163
		504,021
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,497
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,066
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,324
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,199
Series 2012 C, 5% 6/1/21	23,420	27,635
Series 2012 D, 0.35% 9/15/15 (b)	6,000	5,947
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,781
0.29% 3/1/16 (b)	1,100	1,087
0.4% 3/1/17 (b)	1,400	1,382
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	3,000	2,992
Series D, 4% 7/1/14	1,000	1,034
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2009 1, 5% 2/1/14	$ 2,500	$ 2,569
Series 2011 A, 5% 12/1/18	5,575	6,506
		71,811
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,948
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,609
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,604
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,404
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,047
		21,612
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,238
5% 12/1/15	4,395	4,783
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	4,000	4,026
Series 2012 Q1, 5% 10/1/21	1,000	1,157
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,917
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,224
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,085
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,387
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,132
Series 2011:
4% 12/1/16	1,265	1,365
5% 12/1/17	1,685	1,894
5% 12/1/18	685	782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
5% 12/1/19	$ 1,820	$ 2,081
5% 12/1/20	1,000	1,146
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,428
5% 10/1/16	1,530	1,703
5% 10/1/17	1,455	1,641
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,343
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,900
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,483
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,074
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,186
Series 2009 D, 5.5% 6/1/16	7,910	8,931
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,301
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,500
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,264
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,513
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,982
5% 10/1/20	1,000	1,163
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,574
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,019
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	2,825	2,846
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.: - continued
5% 9/1/17	$ 1,000	$ 1,124
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,262
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	822
5.25% 10/1/15	3,525	3,818
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,463
5% 10/1/20	2,000	2,355
5% 10/1/21	2,000	2,354
5% 10/1/22	1,000	1,174
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	485	516
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,000	1,153
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,309
5% 7/1/22	2,000	2,290
5% 7/1/23	2,000	2,261
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,982
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,088
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,234
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,402
5% 10/1/16	1,000	1,106
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,010
5% 11/1/15 (FSA Insured)	1,825	1,963
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,549
Series 2012, 5% 7/1/19	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	$ 1,500	$ 1,728
Series 2010 C, 5% 10/1/17	1,895	2,181
Series 2011 B:
5% 10/1/18	2,250	2,628
5% 10/1/19	2,325	2,746
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,986
5% 10/1/19 (e)	2,025	2,279
5% 10/1/18 (e)	2,745	3,086
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,435
5% 7/1/14	2,000	2,092
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,506
Series 2011, 5% 10/1/19	5,590	6,649
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,798
5% 11/15/17	1,500	1,710
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,117
5% 10/1/15 (FSA Insured) (e)	2,920	3,162
5% 10/1/16 (FSA Insured) (e)	6,000	6,620
5% 10/1/17 (FSA Insured) (e)	5,000	5,599
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,058
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,276
		312,832
Georgia - 3.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,624
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,825
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,468
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	$ 7,550	$ 7,668
5% 11/1/14	7,490	7,947
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,662
5% 1/1/20	4,000	4,693
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,305
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,956
Series 2008 D:
5.75% 1/1/19	14,890	17,562
5.75% 1/1/20	3,555	4,112
Series B, 5% 1/1/17	2,750	3,070
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	783
5% 1/1/21	1,670	1,943
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,837
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,960
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,330
5% 1/1/15	1,040	1,090
5% 1/1/16	2,415	2,571
5% 1/1/18	1,530	1,656
		137,549
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,219
Series 2011, 5% 7/1/19 (e)	4,000	4,587
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,522
5% 6/1/16 (Escrowed to Maturity)	2,895	3,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,746
5% 2/1/16	4,000	4,418
		28,725
Illinois - 8.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,494
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,628
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,665
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,695
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,684
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,361
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,922
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,155
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,019
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,753
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,495
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,289
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,121
Series 2010 E:
5% 1/1/15 (e)	4,000	4,254
5% 1/1/16 (e)	1,500	1,638
Series 2011 B, 5% 1/1/18	6,500	7,370
Series 2012 A:
5% 1/1/14 (e)	6,000	6,136
5% 1/1/14 (e)	2,000	2,045
5% 1/1/21	1,400	1,602
Series 2012 B, 5% 1/1/21 (e)	4,605	5,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	$ 1,710	$ 1,877
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,271
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	471
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,718
5% 11/15/20	2,500	2,891
5% 11/15/21	3,000	3,455
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,833
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(e)	5,640	5,641
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,777
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,681
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,365
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	587
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,005
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	415
5% 7/1/15	1,000	1,067
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,275
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,055
5.75% 5/1/19	2,650	3,026
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,337
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,880
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,143
Series 2012 A, 5% 5/15/23	1,300	1,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012:
5% 9/1/19	$ 1,115	$ 1,267
5% 9/1/20	1,470	1,665
5% 9/1/21	1,645	1,856
5% 9/1/22	2,165	2,416
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,624
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,799
Series 2004 B, 5% 3/1/14	15,500	15,959
Series 2004, 5% 11/1/16	11,000	12,124
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,489
Series 2007 A, 5.5% 6/1/15	1,000	1,079
Series 2007 B, 5% 1/1/17	9,835	10,774
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	21,135
5% 1/1/21 (FSA Insured)	1,600	1,734
Series 2012:
3% 8/1/13	4,800	4,810
3% 9/1/13	2,000	2,008
4% 3/1/14	5,000	5,115
5% 3/1/19	5,500	6,105
5% 8/1/19	1,600	1,780
5% 8/1/21	1,400	1,533
5% 8/1/22	5,800	6,270
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,525
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,379
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,495
4.5% 6/15/17	6,075	6,794
Series 2010, 5% 6/15/15	8,800	9,532
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,027
5% 6/15/20	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane County Forest Preserve District Series 2012, 4% 12/15/14	$ 3,200	$ 3,366
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	569
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,459
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,712
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,593
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	694
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,332
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,020
0% 11/1/14 (FSA Insured)	875	869
0% 11/1/16 (Escrowed to Maturity)	740	714
0% 11/1/16 (FSA Insured)	2,235	2,117
		342,158
Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.53%, tender 9/3/13 (b)(e)	6,750	6,750
Series B, 0.42%, tender 9/3/13 (b)	3,600	3,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,043
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,619
5% 5/1/15	6,420	6,861
Series 2013:
5% 8/15/22	700	803
5% 8/15/23	1,000	1,141
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,331
5% 12/1/15	2,135	2,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,657
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,611
Series 2010 A, 5% 2/1/17	2,800	3,168
Series 2012:
5% 3/1/20	650	724
5% 3/1/21	1,225	1,361
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,382
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,441
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,208
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,687
5% 1/1/20	1,250	1,439
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	972
5% 10/1/22	1,600	1,885
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	556
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,466
5% 10/1/17	5,000	5,543
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,093
4% 1/15/20	1,345	1,467
4% 1/15/21	1,250	1,358
5% 7/15/19	1,680	1,943
5% 7/15/20	1,170	1,358
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	554
5% 7/1/15	315	343
5% 7/1/16	500	560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/16	$ 1,215	$ 1,361
5% 7/1/17	1,000	1,147
5% 7/1/18	1,500	1,761
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,094
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,080
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,286
		92,153
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,841
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	611
5% 11/15/15	625	686
5% 11/15/16	875	985
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,923
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,128
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,559
5% 11/15/15 (Escrowed to Maturity)	6,245	6,890
5% 11/15/16 (Escrowed to Maturity)	5,410	6,140
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,304
		28,878
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	763
4% 2/1/15	1,495	1,558
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,338
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,806
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	$ 2,600	$ 2,554
1.6%, tender 6/1/17 (b)	8,000	7,994
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,006
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,128
		32,147
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (b)	25,000	24,906
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,500
5% 7/1/16	2,000	2,210
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,069
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,712
5% 7/1/22	1,000	1,128
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,132
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,082
		40,739
Maryland - 1.8%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,274
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,400
5% 7/1/14	3,500	3,661
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,401
Series 2012 D, 0.96%, tender 11/15/17 (b)	14,000	14,080
Series 2013 A:
0%, tender 5/15/18 (b)	7,100	7,078
0.71%, tender 5/15/18 (b)	5,000	4,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,849
Series 2011 A, 5% 7/1/20	16,000	18,591
		73,308
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,041
5% 5/15/16	4,400	4,917
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,707
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,180
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,594
4% 7/1/16	1,000	1,086
5% 7/1/13	1,000	1,000
Series Q2:
4% 7/1/15	1,170	1,243
4% 7/1/16	1,000	1,086
5% 7/1/13	1,100	1,100
5% 7/1/14	1,080	1,131
5% 7/1/17	1,370	1,562
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,578
5% 1/1/16	1,300	1,386
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,453
Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	5,900	5,898
4.5% 11/15/18 (a)	5,500	5,500
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,156
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,309
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	$ 4,325	$ 4,419
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,916
		83,262
Michigan - 3.4%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,233
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,253
5% 5/1/20	2,000	2,253
5% 5/1/21	1,810	2,030
Detroit Swr. Disp. Rev. Series 2006 D, 0.79% 7/1/32 (b)	4,070	3,506
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,421
5% 5/1/20	2,635	3,078
5% 5/1/21	2,150	2,518
5% 5/1/22	1,850	2,157
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,455
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,077
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,429
5% 11/15/19	1,000	1,148
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,259
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,152
Series 2012 A:
5% 6/1/16	2,290	2,470
5% 6/1/17	1,410	1,541
5% 6/1/18	2,430	2,674
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,334
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	$ 6,045	$ 6,399
5% 10/1/15	1,750	1,925
5% 10/1/15	3,250	3,574
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,220
5% 5/1/15	1,845	1,986
5% 5/1/16	1,865	2,030
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,221
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,879
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,592
Series 2010 A, 5% 12/1/18 (e)	1,400	1,572
Series 2011 A, 5% 12/1/19 (e)	22,700	25,498
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,502
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,269
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,586
		139,430
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,320
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,414
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	614
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,064
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,094
		6,506
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	$ 4,900	$ 4,901
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,700	3,694
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,951
		24,688
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,641
5% 7/1/18	765	877
		3,518
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,222
Series C:
4% 1/1/15	2,360	2,480
4% 1/1/16	2,195	2,357
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,023
		10,082
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,041
5% 7/1/15	3,500	3,793
Series 2013 C1, 2.5% 7/1/15 (a)(e)	12,400	12,794
Series 2013 C2, 2% 7/1/14 (a)	8,700	8,843
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,066
Series 2012 A, 5% 6/15/19	24,610	28,507
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,070
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,139
Series 2012 B, 5% 8/1/20	2,230	2,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1:
5% 3/1/22	$ 11,250	$ 13,113
5% 3/1/23	4,500	5,238
5% 3/1/24	2,700	3,106
		121,323
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,770
4% 7/1/21	1,520	1,540
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,364
5% 2/1/18	2,500	2,844
		10,518
New Jersey - 4.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	809
Series 2009 A:
5% 6/15/15	11,285	12,166
5% 6/15/16	6,500	7,142
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	7,000	7,386
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,915
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,822
Series 2008 W, 5% 3/1/15	10,400	11,150
Series 2009 BB, 5% 9/1/15	3,390	3,696
Series 2011 EE, 5% 9/1/20	5,000	5,762
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	7,805
Series 2012, 5% 6/15/18	10,600	11,568
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,687
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,962
Series 2013:
5% 12/1/18 (e)	6,000	6,706
5% 12/1/19 (e)	3,850	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	$ 15,400	$ 15,435
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,991
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,896
Series 2013 A, 5% 1/1/24	4,345	4,901
Series 2013 C, 0.54% 1/1/17 (b)	16,000	15,935
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,721
Series 2003 B. 5.25% 12/15/19	3,000	3,534
Series 2013 A, 5% 6/15/20	18,000	20,904
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	1,958
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,655
		191,595
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,772
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,664
Series 2010 A1:
4% 12/1/15	3,700	3,978
4% 12/1/16	6,750	7,387
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,065
		46,866
New York - 11.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,251
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,088
Series 2010 A, 5% 5/1/15	5,000	5,388
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,771
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 C:
5% 8/1/13	$ 6,445	$ 6,470
5% 8/1/13 (Escrowed to Maturity)	555	557
Series B, 5% 8/1/14	10,000	10,504
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Series J8, 0.44% 8/1/21 (b)	7,500	7,484
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,522
Series 2010 B:
5% 11/1/17	15,225	17,609
5% 11/1/17 (Escrowed to Maturity)	14,775	17,156
5% 11/1/20	5,950	7,010
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	982
5% 11/1/17	10,115	11,699
Series 2012 A:
5% 11/1/17	7,000	8,096
5% 11/1/20	4,500	5,318
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,685
Series 2012 A, 4% 5/15/20	8,000	8,838
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/14	3,745	3,871
5% 3/15/15	4,000	4,304
Series 2009 D:
5% 6/15/14	9,890	10,343
5% 6/15/15	16,075	17,461
5% 6/15/16	9,330	10,441
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,050
Series A:
5% 2/15/14	9,840	10,133
5% 2/15/15	8,775	9,411
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	955
5.75% 7/1/13	270	270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,504
5% 8/15/14	7,755	8,156
Series 2009 A1, 5% 2/15/15	9,000	9,638
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,876
Series 2008 B, 5% 7/1/15	30,000	32,600
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,089
Series 2009 A:
5% 7/1/15	12,850	13,918
5% 7/1/16	8,390	9,333
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,386
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,997
Series B:
5% 11/15/14	1,350	1,435
5% 11/15/15	2,325	2,553
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (b)	6,800	6,792
Series 2012 G2, 0.724%, tender 11/1/15 (b)	13,300	13,283
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,059
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,020
Series 2008 B2:
5% 11/15/19	6,185	7,070
5% 11/15/20	5,500	6,281
5% 11/15/21	4,000	4,556
Series 2010 B2, 4% 11/15/14	2,830	2,969
Series 2012 B, 5% 11/15/22	2,000	2,262
Series 2012 D, 5% 11/15/18	2,515	2,875
Series 2012 E:
4% 11/15/19	4,000	4,339
5% 11/15/21	2,435	2,774
Series 2012 F, 5% 11/15/19	5,000	5,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	$ 3,000	$ 3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,137
Series 2011 A1:
5% 4/1/17	1,500	1,705
5% 4/1/18	3,500	4,042
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,331
Series 2011 A, 5% 3/15/21	18,425	21,590
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,277
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,117
		468,037
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,168
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,091
4% 6/1/18	1,280	1,409
4% 6/1/20	1,000	1,095
5% 6/1/19	1,305	1,515
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,496
5% 3/1/18	1,500	1,746
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,520
5% 11/1/15 (FSA Insured)	1,600	1,704
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,264
5% 1/1/16	6,035	6,561
Series 2012 D, 5% 1/1/14	3,000	3,069
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,338
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,616
5% 6/1/16	1,000	1,106
5% 6/1/17	3,220	3,631
5% 6/1/18	3,820	4,367
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,941
Series 2008 A, 5.25% 1/1/20	2,000	2,241
Series 2012 A, 5% 1/1/18	18,685	21,229
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (b)	11,500	11,539
		81,478
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,968
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,296
5% 6/1/17	3,500	3,867
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,167
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,262
5% 6/15/23	1,855	1,939
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	805
5% 6/1/16 (FSA Insured)	1,105	1,195
5% 6/1/17 (FSA Insured)	1,160	1,271
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,591
Series 2009 C, 5.625% 6/1/18	1,395	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	$ 5,955	$ 6,303
5% 10/1/15	6,505	7,095
Series 2010 C:
4% 10/1/15	3,200	3,419
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,173
5% 10/1/15	4,535	4,946
Series 2010 A, 5% 10/1/15	1,185	1,292
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,995
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,513
Series 2010 A, 5% 8/1/17	3,290	3,779
Series 2011 A, 5% 8/1/17	3,070	3,526
Series 2012 C, 5% 9/15/21	4,350	5,194
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,126
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	529
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,429
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,341
5% 12/1/16 (Escrowed to Maturity)	280	318
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,038
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,032
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	889
5% 12/1/14	2,275	2,406
		103,894
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,795
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,746
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,111
		10,652
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,595
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	612
5% 3/15/15	2,500	2,655
5% 3/15/16	1,750	1,904
		7,766
Pennsylvania - 4.8%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,379
5% 1/1/15 (FSA Insured) (e)	1,000	1,060
5% 1/1/16 (FSA Insured) (e)	1,000	1,074
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,445
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,481
5% 8/15/14	1,955	2,054
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,015
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,575
5% 7/1/22	5,200	5,744
5% 1/1/23	3,000	3,252
5% 7/1/23	1,650	1,762
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,076
5% 7/1/17	1,255	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	$ 1,650	$ 1,661
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,447
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,737
5% 3/1/19	2,310	2,600
5% 3/1/20	2,140	2,409
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.55%, tender 10/1/13 (b)(e)	11,500	11,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0%, tender 10/1/13 (b)	3,700	3,700
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,253
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,505
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,343
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,369
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,244
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,300	2,564
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,695
5% 12/15/15 (FSA Insured)	5,000	5,443
5% 12/15/16 (FSA Insured)	7,275	8,079
Series 2011:
5.25% 8/1/17	6,165	6,849
5.25% 8/1/18	5,515	6,156
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,035
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,244
5% 6/15/16	6,000	6,642
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,841
5% 2/1/16 (FSA Insured)	5,620	6,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,640	$ 1,689
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,542
5% 9/1/16 (FSA Insured)	1,685	1,875
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,506
5% 11/15/14	4,690	4,970
5% 11/15/15	2,420	2,645
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,141
5% 6/1/19	200	230
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,032
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,389
5% 4/1/21	1,000	1,105
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		199,652
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,696
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,166
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,304
		9,470
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,310
5% 12/1/20	1,000	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,447
5% 12/1/17	10,535	12,166
		19,484
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	656
5% 9/1/15	680	737
5% 9/1/16	500	556
5% 9/1/17	490	557
Series 2011:
5% 9/1/17	1,100	1,250
5% 9/1/18	1,200	1,375
5% 9/1/19	1,255	1,438
		6,569
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,137
5% 1/1/20	2,500	2,798
5% 1/1/21	2,500	2,791
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,322
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,921
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
5% 7/1/17	1,100	1,223
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,385
		21,561
Texas - 7.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,818
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,444
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.: - continued
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 3,999
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,667
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,477
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,904
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,186
Corpus Christi Independent School District 4% 8/15/14	10,140	10,558
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,651
5% 11/1/15	5,000	5,478
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,862
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,081
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,423
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,375
Series 2009, 5% 2/15/16	1,375	1,517
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,463
0.46% 6/1/16 (b)	1,590	1,585
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,054
5% 11/15/16	500	557
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,006
5% 8/15/14	1,075	1,131
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,468
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,308
Series 2012 A, 5% 7/1/23 (e)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/15	$ 2,070	$ 2,243
5% 7/1/16	1,080	1,206
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	2,949
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,928
Series 2005 A, 0% 2/15/16	4,500	4,381
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,186
Keller Independent School District 5% 2/15/14	3,750	3,860
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,460
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,970
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,344
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,197
Series 2012 A, 4% 5/15/14	1,575	1,626
5% 5/15/15	2,120	2,292
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,624
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,605
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,170
5% 7/1/18	3,030	3,471
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,017
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 10/1/13 (b)	10,000	10,000
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,706
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	$ 20,000	$ 19,977
1.2%, tender 8/1/17 (b)	30,000	29,408
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,106
5% 10/1/20	1,000	1,127
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,551
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,159
5% 9/15/21	1,000	1,161
5% 9/15/22	3,440	3,980
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,682
5% 5/15/20	6,000	7,116
5% 5/15/21	5,000	5,970
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,370
5% 2/15/15 (Escrowed to Maturity)	280	300
5% 2/15/16	2,000	2,196
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,476
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	864
5% 8/15/23	1,000	1,141
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,523
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,497
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,035
5% 9/1/15	835	905
5% 9/1/16	750	831
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,652
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,294
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,462
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	$ 6,135	$ 6,159
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,037
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,084
Series 2010 B, 5% 8/15/21	1,800	2,158
		312,676
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,746
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,226
		4,972
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,401
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,339
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	608
5% 7/15/21	400	430
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,156
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,849
		11,043
Washington - 2.0%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,188
Series 2012 A, 5% 7/1/19	30,000	35,339
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,598
5% 1/1/21	1,865	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,193
5% 12/1/17	2,950	3,401
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,806
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,175
5% 2/1/17 (e)	2,500	2,770
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,261
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,883
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,542
4% 1/1/21	2,000	2,204
5% 1/1/20	3,000	3,506
5% 1/1/21	1,770	2,071
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,011
5% 8/15/14	2,000	2,082
		83,205
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	6,939
Wisconsin - 1.2%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,835
Series 2009 C, 4% 5/1/14	3,365	3,469
Series 2010 1:
5% 5/1/14	5,750	5,975
5% 5/1/15	8,005	8,650
5% 5/1/16	10,000	11,124
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,299
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	$ 1,035	$ 1,052
5% 12/15/15	1,105	1,214
5% 12/15/16	1,440	1,620
5% 12/15/17	1,540	1,764
Series 2012, 5% 10/1/21	1,400	1,616
		48,154
TOTAL MUNICIPAL BONDS (Cost $3,803,962)		3,882,165
Municipal Notes - 3.4%

California - 0.8%
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,022
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
		33,023
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/5/13, VRDN (b)	32,000	32,000
New Jersey - 0.3%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,309
Newark Gen. Oblig.:
BAN Series 2012 D, 2% 12/11/13	3,000	3,008
TAN 1.5% 2/20/14	5,100	5,111
		11,428
New York - 1.5%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,669
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,720
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,734
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 10,000	$ 10,066
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,835
		65,024
TOTAL MUNICIPAL NOTES (Cost $141,450)		141,475
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (c)(d) (Cost $57,646)	57,645,900	57,646
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,003,058)		4,081,286
NET OTHER ASSETS (LIABILITIES) - 1.5%		60,265
NET ASSETS - 100%		$ 4,141,551
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 110
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,023,640	$ -	$ 4,023,640	$ -
Money Market Funds	57,646	57,646	-	-
Total Investments in Securities:	$ 4,081,286	$ 57,646	$ 4,023,640	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Electric Utilities	12.6%
Special Tax	11.4%
Health Care	9.4%
Transportation	9.0%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	12.5%
Short-Term Investments and Net Other Assets	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,945,412)	$ 4,023,640
Fidelity Central Funds (cost $57,646)	57,646
Total Investments (cost $4,003,058)		$ 4,081,286
Cash		82,509
Receivable for fund shares sold		4,268
Interest receivable		41,264
Distributions receivable from Fidelity Central Funds		4
Other receivables		17
Total assets		4,209,348

Liabilities
Payable for investments purchased Regular delivery	$ 25,200
Delayed delivery	27,186
Payable for fund shares redeemed	11,180
Distributions payable	1,491
Accrued management fee	1,296
Distribution and service plan fees payable	163
Other affiliated payables	1,248
Other payables and accrued expenses	33
Total liabilities		67,797

Net Assets		$ 4,141,551
Net Assets consist of:
Paid in capital		$ 4,062,736
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on investments		531
Net unrealized appreciation (depreciation) on investments		78,228
Net Assets		$ 4,141,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($404,703 ÷ 37,841.39 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($24,779 ÷ 2,321.06 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($747 ÷ 69.86 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($82,416 ÷ 7,720.55 shares)A	$ 10.67

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,438,104 ÷ 322,029.95 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($190,802 ÷ 17,861.95 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 47,745
Income from Fidelity Central Funds		110
Total income		47,855

Expenses
Management fee	$ 7,936
Transfer agent fees	2,171
Distribution and service plan fees	1,005
Accounting fees and expenses	316
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	91
Audit	27
Legal	3
Miscellaneous	23
Total expenses before reductions	11,605
Expense reductions	(60)	11,545
Net investment income (loss)		36,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		883
Change in net unrealized appreciation (depreciation) on investment securities		(67,932)
Net gain (loss)		(67,049)
Net increase (decrease) in net assets resulting from operations		$ (30,739)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,310	$ 76,216
Net realized gain (loss)	883	5,868
Change in net unrealized appreciation (depreciation)	(67,932)	9,754
Net increase (decrease) in net assets resulting from operations	(30,739)	91,838
Distributions to shareholders from net investment income	(36,317)	(73,237)
Distributions to shareholders from net realized gain	(1,208)	(4,814)
Total distributions	(37,525)	(78,051)
Share transactions - net increase (decrease)	(132,631)	211,189
Redemption fees	21	50
Total increase (decrease) in net assets	(200,874)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $56 and undistributed net investment income of $63, respectively)	$ 4,141,551	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.077	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	(.168)	.034	.225	(.016)	.294	.021
Total from investment operations	(.091)	.198	.423	.193	.548	.319
Distributions from net investment income	(.076)	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.079)	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return B, C, D	(.84)%	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79% A	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.79% A	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.42% A	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.078	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	(.167)	.044	.226	(.026)	.294	.029
Total from investment operations	(.089)	.210	.425	.185	.549	.329
Distributions from net investment income	(.078)	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.081)	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C, D	(.83)%	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76% A	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.45% A	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.042	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	(.167)	.045	.226	(.026)	.293	.029
Total from investment operations	(.125)	.138	.354	.113	.479	.259
Distributions from net investment income	(.042)	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.045)	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return B, C, D	(1.16)%	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.77% A	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.036	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	(.167)	.035	.226	(.026)	.303	.020
Total from investment operations	(.131)	.117	.343	.103	.478	.240
Distributions from net investment income	(.036)	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.039)	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.67	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return B, C, D	(1.21)%	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.55% A	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.67% A	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.093	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	(.167)	.045	.227	(.026)	.293	.029
Total from investment operations	(.074)	.242	.455	.214	.577	.355
Distributions from net investment income	(.093)	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.096)	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C	(.69)%	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.48% A	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.73% A	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,438	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) D	.090	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	(.167)	.045	.216	(.015)	.293	.022
Total from investment operations	(.077)	.236	.440	.220	.574	.343
Distributions from net investment income	(.090)	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.093)	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return B, C	(.72)%	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54% A	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.54% A	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.67% A	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. In May 2013 the Board of Trustees approved a change in the name of Fidelity Short-Intermediate Municipal Income Fund to Fidelity Limited Term Municipal Income Fund effective August 1, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,372
Gross unrealized depreciation	(22,161)
Net unrealized appreciation (depreciation) on securities and other investments	$ 78,211

Tax cost	$ 4,003,075

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $538,944 and $351,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526	$ 51
Class T	-%	.25%	34	-*
Class B	.65%	.25%	4	4
Class C	.75%	.25%	441	115
			$ 1,005	$ 170

* Amount represents four hundred fifty three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	7
Class B**	-*
Class C**	10
$ 25

* Amount represents three hundred and seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 312.15
Class T	17.12
Class B	1.15
Class C	66.15
Limited Term Municipal Income	1,624.09
Institutional Class	151.15
	$ 2,171

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $37, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 2,958	$ 5,319
Class T	194	388
Class B	4	11
Class C	292	604
Limited Term Municipal Income	31,189	63,708
Institutional Class	1,680	3,207
Total	$ 36,317	$ 73,237
From net realized gain
Class A	$ 114	$ 428
Class T	8	28
Class B	-	1
Class C	25	102
Limited Term Municipal Income	1,004	4,021
Institutional Class	57	234
Total	$ 1,208	$ 4,814

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	12,763	25,560	$ 138,560	$ 278,216
Reinvestment of distributions	229	425	2,476	4,631
Shares redeemed	(11,436)	(20,723)	(123,977)	(225,499)
Net increase (decrease)	1,556	5,262	$ 17,059	$ 57,348
Class T
Shares sold	1,493	1,057	$ 16,205	$ 11,485
Reinvestment of distributions	18	32	189	347
Shares redeemed	(1,462)	(1,249)	(15,838)	(13,580)
Net increase (decrease)	49	(160)	$ 556	$ (1,748)
Class B
Shares sold	13	19	$ 139	$ 205
Reinvestment of distributions	-	1	3	10
Shares redeemed	(45)	(67)	(493)	(727)
Net increase (decrease)	(32)	(47)	$ (351)	$ (512)
Class C
Shares sold	796	2,859	$ 8,607	$ 31,055
Reinvestment of distributions	23	51	253	556
Shares redeemed	(1,609)	(1,674)	(17,419)	(18,183)
Net increase (decrease)	(790)	1,236	$ (8,559)	$ 13,428
Limited Term Municipal Income
Shares sold	48,334	93,675	$ 523,874	$ 1,017,592
Reinvestment of distributions	2,200	4,548	23,796	49,424
Shares redeemed	(62,649)	(90,005)	(676,858)	(977,843)
Net increase (decrease)	(12,115)	8,218	$ (129,188)	$ 89,173
Institutional Class
Shares sold	5,395	13,388	$ 58,409	$ 145,505
Reinvestment of distributions	100	176	1,086	1,914
Shares redeemed	(6,613)	(8,641)	(71,643)	(93,919)
Net increase (decrease)	(1,118)	4,923	$ (12,148)	$ 53,500

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-USAN-0813
1.803547.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term

Municipal Income Fund

(formerly Fidelity Advisor Short-Intermediate Municipal Income Fund) - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.79%
Actual		$ 1,000.00	$ 991.60	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 991.70	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 988.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 987.90	$ 7.64
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 993.10	$ 2.37
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.54%
Actual		$ 1,000.00	$ 992.80	$ 2.67
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.0	14.2
New York	12.8	11.6
Illinois	8.3	8.5
Florida	7.5	8.1
Texas	7.5	7.7
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	36.4
Electric Utilities	12.6	12.7
Special Tax	11.4	12.1
Health Care	9.4	9.3
Transportation	9.0	7.1
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 11.8%	AAA 10.6%
AA,A 74.4%	AA,A 71.8%
BBB 5.6%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	$ 1,175	$ 1,183
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,282
5% 10/1/16 (FSA Insured)	13,000	14,444
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,308
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,786
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,869
Series 2008:
5.5% 9/1/13	18,780	18,943
5.5% 9/1/16	1,385	1,561
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,173
5% 10/1/20	5,180	6,022
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,233
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,989
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,010
5% 7/1/18	5,200	5,598
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,799
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,341
Series 2009 B, 5% 7/1/16	5,090	5,684
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,730
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,792
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,645	$ 1,661
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,297
5% 7/1/17	3,315	3,618
5% 7/1/18	3,365	3,690
		135,230
California - 12.2%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,513
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,059
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	13,696
Series 2010 M, 5% 5/1/16	8,000	8,914
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,233
Series 2009 A:
5% 7/1/15	3,660	3,821
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,661
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,185
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,255
5.25% 7/1/14	1,780	1,869
5.25% 7/1/14 (Escrowed to Maturity)	520	546
California Gen. Oblig.:
5% 11/1/13	9,060	9,204
5% 9/1/18	7,500	8,706
5% 9/1/19	20,000	23,461
5% 9/1/20	20,000	23,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,072
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,114
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,028
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,431
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	3,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	$ 4,300	$ 4,511
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,965
0.34%, tender 4/1/16 (b)	30,000	29,939
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (b)(e)	5,500	5,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(e)	3,250	3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,016
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,140
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,155
5% 10/1/19	1,490	1,738
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,433
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,458
5% 10/1/19	5,000	5,838
5% 10/1/20	2,525	2,959
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,157
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,804
Series 2009 J, 5% 11/1/17	2,300	2,625
Series 2010 A:
5% 3/1/16	2,000	2,189
5% 3/1/17	5,405	6,054
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,356
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,540
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (b)	12,500	12,507
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,964
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	$ 1,000	$ 1,002
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,155
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,427
5% 7/1/19	4,400	5,221
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,510
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,663
5% 3/1/19	2,935	3,307
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,740
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,274
5% 12/1/17	9,790	11,144
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,279
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,972
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,368
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,020
5% 7/1/14	1,120	1,170
5% 7/1/15	2,170	2,347
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,124
5% 7/1/18	2,000	2,296
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,728
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,022
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,874
5% 6/1/17	3,700	4,099
5% 6/1/18	6,470	7,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	$ 4,000	$ 4,730
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,026
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,989
5% 8/1/18	8,000	8,944
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,998
Series 2009 B, 5% 5/15/14	7,000	7,288
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,163
		504,021
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,497
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,066
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,324
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,199
Series 2012 C, 5% 6/1/21	23,420	27,635
Series 2012 D, 0.35% 9/15/15 (b)	6,000	5,947
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,781
0.29% 3/1/16 (b)	1,100	1,087
0.4% 3/1/17 (b)	1,400	1,382
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	3,000	2,992
Series D, 4% 7/1/14	1,000	1,034
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2009 1, 5% 2/1/14	$ 2,500	$ 2,569
Series 2011 A, 5% 12/1/18	5,575	6,506
		71,811
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,948
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,609
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,604
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,404
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,047
		21,612
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,238
5% 12/1/15	4,395	4,783
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	4,000	4,026
Series 2012 Q1, 5% 10/1/21	1,000	1,157
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,917
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,224
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,085
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,387
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,132
Series 2011:
4% 12/1/16	1,265	1,365
5% 12/1/17	1,685	1,894
5% 12/1/18	685	782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
5% 12/1/19	$ 1,820	$ 2,081
5% 12/1/20	1,000	1,146
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,428
5% 10/1/16	1,530	1,703
5% 10/1/17	1,455	1,641
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,343
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,900
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,483
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,074
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,186
Series 2009 D, 5.5% 6/1/16	7,910	8,931
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,301
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,500
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,264
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,513
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,982
5% 10/1/20	1,000	1,163
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,574
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,019
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	2,825	2,846
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.: - continued
5% 9/1/17	$ 1,000	$ 1,124
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,262
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	822
5.25% 10/1/15	3,525	3,818
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,463
5% 10/1/20	2,000	2,355
5% 10/1/21	2,000	2,354
5% 10/1/22	1,000	1,174
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	485	516
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,000	1,153
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,309
5% 7/1/22	2,000	2,290
5% 7/1/23	2,000	2,261
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,982
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,088
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,234
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,402
5% 10/1/16	1,000	1,106
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,010
5% 11/1/15 (FSA Insured)	1,825	1,963
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,549
Series 2012, 5% 7/1/19	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	$ 1,500	$ 1,728
Series 2010 C, 5% 10/1/17	1,895	2,181
Series 2011 B:
5% 10/1/18	2,250	2,628
5% 10/1/19	2,325	2,746
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,986
5% 10/1/19 (e)	2,025	2,279
5% 10/1/18 (e)	2,745	3,086
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,435
5% 7/1/14	2,000	2,092
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,506
Series 2011, 5% 10/1/19	5,590	6,649
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,798
5% 11/15/17	1,500	1,710
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,117
5% 10/1/15 (FSA Insured) (e)	2,920	3,162
5% 10/1/16 (FSA Insured) (e)	6,000	6,620
5% 10/1/17 (FSA Insured) (e)	5,000	5,599
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,058
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,276
		312,832
Georgia - 3.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,624
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,825
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,468
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	$ 7,550	$ 7,668
5% 11/1/14	7,490	7,947
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,662
5% 1/1/20	4,000	4,693
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,305
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,956
Series 2008 D:
5.75% 1/1/19	14,890	17,562
5.75% 1/1/20	3,555	4,112
Series B, 5% 1/1/17	2,750	3,070
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	783
5% 1/1/21	1,670	1,943
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,837
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,960
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,330
5% 1/1/15	1,040	1,090
5% 1/1/16	2,415	2,571
5% 1/1/18	1,530	1,656
		137,549
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,219
Series 2011, 5% 7/1/19 (e)	4,000	4,587
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,522
5% 6/1/16 (Escrowed to Maturity)	2,895	3,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,746
5% 2/1/16	4,000	4,418
		28,725
Illinois - 8.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,494
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,628
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,665
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,695
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,684
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,361
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,922
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,155
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,019
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,753
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,495
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,289
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,121
Series 2010 E:
5% 1/1/15 (e)	4,000	4,254
5% 1/1/16 (e)	1,500	1,638
Series 2011 B, 5% 1/1/18	6,500	7,370
Series 2012 A:
5% 1/1/14 (e)	6,000	6,136
5% 1/1/14 (e)	2,000	2,045
5% 1/1/21	1,400	1,602
Series 2012 B, 5% 1/1/21 (e)	4,605	5,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	$ 1,710	$ 1,877
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,271
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	471
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,718
5% 11/15/20	2,500	2,891
5% 11/15/21	3,000	3,455
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,833
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(e)	5,640	5,641
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,777
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,681
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,365
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	587
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,005
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	415
5% 7/1/15	1,000	1,067
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,275
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,055
5.75% 5/1/19	2,650	3,026
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,337
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,880
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,143
Series 2012 A, 5% 5/15/23	1,300	1,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012:
5% 9/1/19	$ 1,115	$ 1,267
5% 9/1/20	1,470	1,665
5% 9/1/21	1,645	1,856
5% 9/1/22	2,165	2,416
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,624
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,799
Series 2004 B, 5% 3/1/14	15,500	15,959
Series 2004, 5% 11/1/16	11,000	12,124
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,489
Series 2007 A, 5.5% 6/1/15	1,000	1,079
Series 2007 B, 5% 1/1/17	9,835	10,774
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	21,135
5% 1/1/21 (FSA Insured)	1,600	1,734
Series 2012:
3% 8/1/13	4,800	4,810
3% 9/1/13	2,000	2,008
4% 3/1/14	5,000	5,115
5% 3/1/19	5,500	6,105
5% 8/1/19	1,600	1,780
5% 8/1/21	1,400	1,533
5% 8/1/22	5,800	6,270
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,525
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,379
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,495
4.5% 6/15/17	6,075	6,794
Series 2010, 5% 6/15/15	8,800	9,532
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,027
5% 6/15/20	6,000	6,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane County Forest Preserve District Series 2012, 4% 12/15/14	$ 3,200	$ 3,366
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	569
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,459
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,712
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,593
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	694
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,332
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,020
0% 11/1/14 (FSA Insured)	875	869
0% 11/1/16 (Escrowed to Maturity)	740	714
0% 11/1/16 (FSA Insured)	2,235	2,117
		342,158
Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.53%, tender 9/3/13 (b)(e)	6,750	6,750
Series B, 0.42%, tender 9/3/13 (b)	3,600	3,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,043
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,619
5% 5/1/15	6,420	6,861
Series 2013:
5% 8/15/22	700	803
5% 8/15/23	1,000	1,141
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,331
5% 12/1/15	2,135	2,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,657
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,611
Series 2010 A, 5% 2/1/17	2,800	3,168
Series 2012:
5% 3/1/20	650	724
5% 3/1/21	1,225	1,361
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,382
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,441
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,208
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,687
5% 1/1/20	1,250	1,439
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	972
5% 10/1/22	1,600	1,885
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	556
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,466
5% 10/1/17	5,000	5,543
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,093
4% 1/15/20	1,345	1,467
4% 1/15/21	1,250	1,358
5% 7/15/19	1,680	1,943
5% 7/15/20	1,170	1,358
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	554
5% 7/1/15	315	343
5% 7/1/16	500	560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/16	$ 1,215	$ 1,361
5% 7/1/17	1,000	1,147
5% 7/1/18	1,500	1,761
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,094
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,080
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,286
		92,153
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,841
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	611
5% 11/15/15	625	686
5% 11/15/16	875	985
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,923
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,128
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,559
5% 11/15/15 (Escrowed to Maturity)	6,245	6,890
5% 11/15/16 (Escrowed to Maturity)	5,410	6,140
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,304
		28,878
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	763
4% 2/1/15	1,495	1,558
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,338
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,806
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	$ 2,600	$ 2,554
1.6%, tender 6/1/17 (b)	8,000	7,994
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,006
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,128
		32,147
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (b)	25,000	24,906
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,500
5% 7/1/16	2,000	2,210
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,069
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,712
5% 7/1/22	1,000	1,128
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,132
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,082
		40,739
Maryland - 1.8%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,274
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,400
5% 7/1/14	3,500	3,661
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,401
Series 2012 D, 0.96%, tender 11/15/17 (b)	14,000	14,080
Series 2013 A:
0%, tender 5/15/18 (b)	7,100	7,078
0.71%, tender 5/15/18 (b)	5,000	4,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,849
Series 2011 A, 5% 7/1/20	16,000	18,591
		73,308
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,041
5% 5/15/16	4,400	4,917
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,707
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,180
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,594
4% 7/1/16	1,000	1,086
5% 7/1/13	1,000	1,000
Series Q2:
4% 7/1/15	1,170	1,243
4% 7/1/16	1,000	1,086
5% 7/1/13	1,100	1,100
5% 7/1/14	1,080	1,131
5% 7/1/17	1,370	1,562
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,578
5% 1/1/16	1,300	1,386
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,453
Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	5,900	5,898
4.5% 11/15/18 (a)	5,500	5,500
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,156
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,309
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	$ 4,325	$ 4,419
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,916
		83,262
Michigan - 3.4%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,233
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,253
5% 5/1/20	2,000	2,253
5% 5/1/21	1,810	2,030
Detroit Swr. Disp. Rev. Series 2006 D, 0.79% 7/1/32 (b)	4,070	3,506
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,421
5% 5/1/20	2,635	3,078
5% 5/1/21	2,150	2,518
5% 5/1/22	1,850	2,157
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,455
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,077
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,429
5% 11/15/19	1,000	1,148
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,259
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,152
Series 2012 A:
5% 6/1/16	2,290	2,470
5% 6/1/17	1,410	1,541
5% 6/1/18	2,430	2,674
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,334
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	$ 6,045	$ 6,399
5% 10/1/15	1,750	1,925
5% 10/1/15	3,250	3,574
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,220
5% 5/1/15	1,845	1,986
5% 5/1/16	1,865	2,030
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,221
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,879
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,592
Series 2010 A, 5% 12/1/18 (e)	1,400	1,572
Series 2011 A, 5% 12/1/19 (e)	22,700	25,498
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,502
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,269
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,586
		139,430
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,320
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,414
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	614
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,064
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,094
		6,506
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	$ 4,900	$ 4,901
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,700	3,694
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,951
		24,688
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,641
5% 7/1/18	765	877
		3,518
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,222
Series C:
4% 1/1/15	2,360	2,480
4% 1/1/16	2,195	2,357
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,023
		10,082
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,041
5% 7/1/15	3,500	3,793
Series 2013 C1, 2.5% 7/1/15 (a)(e)	12,400	12,794
Series 2013 C2, 2% 7/1/14 (a)	8,700	8,843
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,066
Series 2012 A, 5% 6/15/19	24,610	28,507
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,070
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,139
Series 2012 B, 5% 8/1/20	2,230	2,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1:
5% 3/1/22	$ 11,250	$ 13,113
5% 3/1/23	4,500	5,238
5% 3/1/24	2,700	3,106
		121,323
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,770
4% 7/1/21	1,520	1,540
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,364
5% 2/1/18	2,500	2,844
		10,518
New Jersey - 4.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	809
Series 2009 A:
5% 6/15/15	11,285	12,166
5% 6/15/16	6,500	7,142
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	7,000	7,386
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,915
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,822
Series 2008 W, 5% 3/1/15	10,400	11,150
Series 2009 BB, 5% 9/1/15	3,390	3,696
Series 2011 EE, 5% 9/1/20	5,000	5,762
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	7,805
Series 2012, 5% 6/15/18	10,600	11,568
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,687
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,962
Series 2013:
5% 12/1/18 (e)	6,000	6,706
5% 12/1/19 (e)	3,850	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	$ 15,400	$ 15,435
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,991
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,896
Series 2013 A, 5% 1/1/24	4,345	4,901
Series 2013 C, 0.54% 1/1/17 (b)	16,000	15,935
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,721
Series 2003 B. 5.25% 12/15/19	3,000	3,534
Series 2013 A, 5% 6/15/20	18,000	20,904
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	1,958
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,655
		191,595
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,772
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,664
Series 2010 A1:
4% 12/1/15	3,700	3,978
4% 12/1/16	6,750	7,387
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,065
		46,866
New York - 11.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,251
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,088
Series 2010 A, 5% 5/1/15	5,000	5,388
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,771
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 C:
5% 8/1/13	$ 6,445	$ 6,470
5% 8/1/13 (Escrowed to Maturity)	555	557
Series B, 5% 8/1/14	10,000	10,504
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Series J8, 0.44% 8/1/21 (b)	7,500	7,484
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,522
Series 2010 B:
5% 11/1/17	15,225	17,609
5% 11/1/17 (Escrowed to Maturity)	14,775	17,156
5% 11/1/20	5,950	7,010
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	982
5% 11/1/17	10,115	11,699
Series 2012 A:
5% 11/1/17	7,000	8,096
5% 11/1/20	4,500	5,318
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,685
Series 2012 A, 4% 5/15/20	8,000	8,838
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/14	3,745	3,871
5% 3/15/15	4,000	4,304
Series 2009 D:
5% 6/15/14	9,890	10,343
5% 6/15/15	16,075	17,461
5% 6/15/16	9,330	10,441
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,050
Series A:
5% 2/15/14	9,840	10,133
5% 2/15/15	8,775	9,411
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	955
5.75% 7/1/13	270	270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,504
5% 8/15/14	7,755	8,156
Series 2009 A1, 5% 2/15/15	9,000	9,638
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,876
Series 2008 B, 5% 7/1/15	30,000	32,600
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,089
Series 2009 A:
5% 7/1/15	12,850	13,918
5% 7/1/16	8,390	9,333
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,386
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,997
Series B:
5% 11/15/14	1,350	1,435
5% 11/15/15	2,325	2,553
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (b)	6,800	6,792
Series 2012 G2, 0.724%, tender 11/1/15 (b)	13,300	13,283
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,059
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,020
Series 2008 B2:
5% 11/15/19	6,185	7,070
5% 11/15/20	5,500	6,281
5% 11/15/21	4,000	4,556
Series 2010 B2, 4% 11/15/14	2,830	2,969
Series 2012 B, 5% 11/15/22	2,000	2,262
Series 2012 D, 5% 11/15/18	2,515	2,875
Series 2012 E:
4% 11/15/19	4,000	4,339
5% 11/15/21	2,435	2,774
Series 2012 F, 5% 11/15/19	5,000	5,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	$ 3,000	$ 3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,137
Series 2011 A1:
5% 4/1/17	1,500	1,705
5% 4/1/18	3,500	4,042
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,331
Series 2011 A, 5% 3/15/21	18,425	21,590
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,277
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,117
		468,037
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,168
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,091
4% 6/1/18	1,280	1,409
4% 6/1/20	1,000	1,095
5% 6/1/19	1,305	1,515
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,496
5% 3/1/18	1,500	1,746
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,520
5% 11/1/15 (FSA Insured)	1,600	1,704
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,264
5% 1/1/16	6,035	6,561
Series 2012 D, 5% 1/1/14	3,000	3,069
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,338
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,616
5% 6/1/16	1,000	1,106
5% 6/1/17	3,220	3,631
5% 6/1/18	3,820	4,367
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,941
Series 2008 A, 5.25% 1/1/20	2,000	2,241
Series 2012 A, 5% 1/1/18	18,685	21,229
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (b)	11,500	11,539
		81,478
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,968
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,296
5% 6/1/17	3,500	3,867
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,167
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,262
5% 6/15/23	1,855	1,939
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	805
5% 6/1/16 (FSA Insured)	1,105	1,195
5% 6/1/17 (FSA Insured)	1,160	1,271
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,591
Series 2009 C, 5.625% 6/1/18	1,395	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	$ 5,955	$ 6,303
5% 10/1/15	6,505	7,095
Series 2010 C:
4% 10/1/15	3,200	3,419
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,173
5% 10/1/15	4,535	4,946
Series 2010 A, 5% 10/1/15	1,185	1,292
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,995
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,513
Series 2010 A, 5% 8/1/17	3,290	3,779
Series 2011 A, 5% 8/1/17	3,070	3,526
Series 2012 C, 5% 9/15/21	4,350	5,194
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,126
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	529
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,429
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,341
5% 12/1/16 (Escrowed to Maturity)	280	318
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,038
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,032
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	889
5% 12/1/14	2,275	2,406
		103,894
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,795
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,746
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,111
		10,652
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,595
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	612
5% 3/15/15	2,500	2,655
5% 3/15/16	1,750	1,904
		7,766
Pennsylvania - 4.8%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,379
5% 1/1/15 (FSA Insured) (e)	1,000	1,060
5% 1/1/16 (FSA Insured) (e)	1,000	1,074
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,445
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,481
5% 8/15/14	1,955	2,054
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,015
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,575
5% 7/1/22	5,200	5,744
5% 1/1/23	3,000	3,252
5% 7/1/23	1,650	1,762
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,076
5% 7/1/17	1,255	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	$ 1,650	$ 1,661
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,447
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,737
5% 3/1/19	2,310	2,600
5% 3/1/20	2,140	2,409
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.55%, tender 10/1/13 (b)(e)	11,500	11,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0%, tender 10/1/13 (b)	3,700	3,700
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,253
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,505
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,343
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,369
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,244
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,300	2,564
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,695
5% 12/15/15 (FSA Insured)	5,000	5,443
5% 12/15/16 (FSA Insured)	7,275	8,079
Series 2011:
5.25% 8/1/17	6,165	6,849
5.25% 8/1/18	5,515	6,156
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,035
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,244
5% 6/15/16	6,000	6,642
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,841
5% 2/1/16 (FSA Insured)	5,620	6,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,640	$ 1,689
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,542
5% 9/1/16 (FSA Insured)	1,685	1,875
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,506
5% 11/15/14	4,690	4,970
5% 11/15/15	2,420	2,645
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,141
5% 6/1/19	200	230
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,032
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,389
5% 4/1/21	1,000	1,105
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		199,652
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,696
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,166
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,304
		9,470
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,310
5% 12/1/20	1,000	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,447
5% 12/1/17	10,535	12,166
		19,484
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	656
5% 9/1/15	680	737
5% 9/1/16	500	556
5% 9/1/17	490	557
Series 2011:
5% 9/1/17	1,100	1,250
5% 9/1/18	1,200	1,375
5% 9/1/19	1,255	1,438
		6,569
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,137
5% 1/1/20	2,500	2,798
5% 1/1/21	2,500	2,791
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,322
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,921
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
5% 7/1/17	1,100	1,223
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,385
		21,561
Texas - 7.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,818
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,444
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.: - continued
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 3,999
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,667
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,477
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,904
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,186
Corpus Christi Independent School District 4% 8/15/14	10,140	10,558
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,651
5% 11/1/15	5,000	5,478
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,862
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,081
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,423
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,375
Series 2009, 5% 2/15/16	1,375	1,517
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,463
0.46% 6/1/16 (b)	1,590	1,585
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,054
5% 11/15/16	500	557
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,006
5% 8/15/14	1,075	1,131
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,468
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,308
Series 2012 A, 5% 7/1/23 (e)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/15	$ 2,070	$ 2,243
5% 7/1/16	1,080	1,206
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	2,949
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,928
Series 2005 A, 0% 2/15/16	4,500	4,381
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,186
Keller Independent School District 5% 2/15/14	3,750	3,860
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,460
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,970
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,344
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,197
Series 2012 A, 4% 5/15/14	1,575	1,626
5% 5/15/15	2,120	2,292
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,624
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,605
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,170
5% 7/1/18	3,030	3,471
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,017
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 10/1/13 (b)	10,000	10,000
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,706
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	$ 20,000	$ 19,977
1.2%, tender 8/1/17 (b)	30,000	29,408
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,106
5% 10/1/20	1,000	1,127
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,551
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,159
5% 9/15/21	1,000	1,161
5% 9/15/22	3,440	3,980
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,682
5% 5/15/20	6,000	7,116
5% 5/15/21	5,000	5,970
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,370
5% 2/15/15 (Escrowed to Maturity)	280	300
5% 2/15/16	2,000	2,196
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,476
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	864
5% 8/15/23	1,000	1,141
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,523
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,497
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,035
5% 9/1/15	835	905
5% 9/1/16	750	831
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,652
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,294
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,462
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	$ 6,135	$ 6,159
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,037
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,084
Series 2010 B, 5% 8/15/21	1,800	2,158
		312,676
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,746
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,226
		4,972
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,401
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,339
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	608
5% 7/15/21	400	430
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,156
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,849
		11,043
Washington - 2.0%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,188
Series 2012 A, 5% 7/1/19	30,000	35,339
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,598
5% 1/1/21	1,865	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,193
5% 12/1/17	2,950	3,401
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,806
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,175
5% 2/1/17 (e)	2,500	2,770
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,261
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,883
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,542
4% 1/1/21	2,000	2,204
5% 1/1/20	3,000	3,506
5% 1/1/21	1,770	2,071
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,011
5% 8/15/14	2,000	2,082
		83,205
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	6,939
Wisconsin - 1.2%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,835
Series 2009 C, 4% 5/1/14	3,365	3,469
Series 2010 1:
5% 5/1/14	5,750	5,975
5% 5/1/15	8,005	8,650
5% 5/1/16	10,000	11,124
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,299
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	$ 1,035	$ 1,052
5% 12/15/15	1,105	1,214
5% 12/15/16	1,440	1,620
5% 12/15/17	1,540	1,764
Series 2012, 5% 10/1/21	1,400	1,616
		48,154
TOTAL MUNICIPAL BONDS (Cost $3,803,962)		3,882,165
Municipal Notes - 3.4%

California - 0.8%
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,022
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
		33,023
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/5/13, VRDN (b)	32,000	32,000
New Jersey - 0.3%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,309
Newark Gen. Oblig.:
BAN Series 2012 D, 2% 12/11/13	3,000	3,008
TAN 1.5% 2/20/14	5,100	5,111
		11,428
New York - 1.5%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,669
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,720
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,734
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 10,000	$ 10,066
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,835
		65,024
TOTAL MUNICIPAL NOTES (Cost $141,450)		141,475
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (c)(d) (Cost $57,646)	57,645,900	57,646
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,003,058)		4,081,286
NET OTHER ASSETS (LIABILITIES) - 1.5%		60,265
NET ASSETS - 100%		$ 4,141,551
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 110
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,023,640	$ -	$ 4,023,640	$ -
Money Market Funds	57,646	57,646	-	-
Total Investments in Securities:	$ 4,081,286	$ 57,646	$ 4,023,640	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Electric Utilities	12.6%
Special Tax	11.4%
Health Care	9.4%
Transportation	9.0%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	12.5%
Short-Term Investments and Net Other Assets	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,945,412)	$ 4,023,640
Fidelity Central Funds (cost $57,646)	57,646
Total Investments (cost $4,003,058)		$ 4,081,286
Cash		82,509
Receivable for fund shares sold		4,268
Interest receivable		41,264
Distributions receivable from Fidelity Central Funds		4
Other receivables		17
Total assets		4,209,348

Liabilities
Payable for investments purchased Regular delivery	$ 25,200
Delayed delivery	27,186
Payable for fund shares redeemed	11,180
Distributions payable	1,491
Accrued management fee	1,296
Distribution and service plan fees payable	163
Other affiliated payables	1,248
Other payables and accrued expenses	33
Total liabilities		67,797

Net Assets		$ 4,141,551
Net Assets consist of:
Paid in capital		$ 4,062,736
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on investments		531
Net unrealized appreciation (depreciation) on investments		78,228
Net Assets		$ 4,141,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($404,703 ÷ 37,841.39 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($24,779 ÷ 2,321.06 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($747 ÷ 69.86 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($82,416 ÷ 7,720.55 shares)A	$ 10.67

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,438,104 ÷ 322,029.95 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($190,802 ÷ 17,861.95 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 47,745
Income from Fidelity Central Funds		110
Total income		47,855

Expenses
Management fee	$ 7,936
Transfer agent fees	2,171
Distribution and service plan fees	1,005
Accounting fees and expenses	316
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	91
Audit	27
Legal	3
Miscellaneous	23
Total expenses before reductions	11,605
Expense reductions	(60)	11,545
Net investment income (loss)		36,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		883
Change in net unrealized appreciation (depreciation) on investment securities		(67,932)
Net gain (loss)		(67,049)
Net increase (decrease) in net assets resulting from operations		$ (30,739)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,310	$ 76,216
Net realized gain (loss)	883	5,868
Change in net unrealized appreciation (depreciation)	(67,932)	9,754
Net increase (decrease) in net assets resulting from operations	(30,739)	91,838
Distributions to shareholders from net investment income	(36,317)	(73,237)
Distributions to shareholders from net realized gain	(1,208)	(4,814)
Total distributions	(37,525)	(78,051)
Share transactions - net increase (decrease)	(132,631)	211,189
Redemption fees	21	50
Total increase (decrease) in net assets	(200,874)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $56 and undistributed net investment income of $63, respectively)	$ 4,141,551	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.077	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	(.168)	.034	.225	(.016)	.294	.021
Total from investment operations	(.091)	.198	.423	.193	.548	.319
Distributions from net investment income	(.076)	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.079)	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return B, C, D	(.84)%	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79% A	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.79% A	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.42% A	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.078	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	(.167)	.044	.226	(.026)	.294	.029
Total from investment operations	(.089)	.210	.425	.185	.549	.329
Distributions from net investment income	(.078)	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.081)	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C, D	(.83)%	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.76% A	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76% A	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.45% A	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.042	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	(.167)	.045	.226	(.026)	.293	.029
Total from investment operations	(.125)	.138	.354	.113	.479	.259
Distributions from net investment income	(.042)	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.045)	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.69	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return B, C, D	(1.16)%	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.77% A	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.036	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	(.167)	.035	.226	(.026)	.303	.020
Total from investment operations	(.131)	.117	.343	.103	.478	.240
Distributions from net investment income	(.036)	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.039)	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.67	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return B, C, D	(1.21)%	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.55% A	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.67% A	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate G	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.093	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	(.167)	.045	.227	(.026)	.293	.029
Total from investment operations	(.074)	.242	.455	.214	.577	.355
Distributions from net investment income	(.093)	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.096)	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return B, C	(.69)%	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.48% A	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.73% A	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,438	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) D	.090	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	(.167)	.045	.216	(.015)	.293	.022
Total from investment operations	(.077)	.236	.440	.220	.574	.343
Distributions from net investment income	(.090)	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.003)	(.012)	(.008)	(.004)	-	-
Total distributions	(.093)	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.68	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return B, C	(.72)%	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54% A	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.54% A	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.67% A	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate F	18% A	21%	22%	15%	8%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. In May 2013 the Board of Trustees approved a change in the name of Fidelity Short-Intermediate Municipal Income Fund to Fidelity Limited Term Municipal Income Fund effective August 1, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,372
Gross unrealized depreciation	(22,161)
Net unrealized appreciation (depreciation) on securities and other investments	$ 78,211

Tax cost	$ 4,003,075

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $538,944 and $351,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526	$ 51
Class T	-%	.25%	34	-*
Class B	.65%	.25%	4	4
Class C	.75%	.25%	441	115
			$ 1,005	$ 170

* Amount represents four hundred fifty three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	7
Class B**	-*
Class C**	10
$ 25

* Amount represents three hundred and seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 312.15
Class T	17.12
Class B	1.15
Class C	66.15
Limited Term Municipal Income	1,624.09
Institutional Class	151.15
	$ 2,171

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $37, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 2,958	$ 5,319
Class T	194	388
Class B	4	11
Class C	292	604
Limited Term Municipal Income	31,189	63,708
Institutional Class	1,680	3,207
Total	$ 36,317	$ 73,237
From net realized gain
Class A	$ 114	$ 428
Class T	8	28
Class B	-	1
Class C	25	102
Limited Term Municipal Income	1,004	4,021
Institutional Class	57	234
Total	$ 1,208	$ 4,814

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	12,763	25,560	$ 138,560	$ 278,216
Reinvestment of distributions	229	425	2,476	4,631
Shares redeemed	(11,436)	(20,723)	(123,977)	(225,499)
Net increase (decrease)	1,556	5,262	$ 17,059	$ 57,348
Class T
Shares sold	1,493	1,057	$ 16,205	$ 11,485
Reinvestment of distributions	18	32	189	347
Shares redeemed	(1,462)	(1,249)	(15,838)	(13,580)
Net increase (decrease)	49	(160)	$ 556	$ (1,748)
Class B
Shares sold	13	19	$ 139	$ 205
Reinvestment of distributions	-	1	3	10
Shares redeemed	(45)	(67)	(493)	(727)
Net increase (decrease)	(32)	(47)	$ (351)	$ (512)
Class C
Shares sold	796	2,859	$ 8,607	$ 31,055
Reinvestment of distributions	23	51	253	556
Shares redeemed	(1,609)	(1,674)	(17,419)	(18,183)
Net increase (decrease)	(790)	1,236	$ (8,559)	$ 13,428
Limited Term Municipal Income
Shares sold	48,334	93,675	$ 523,874	$ 1,017,592
Reinvestment of distributions	2,200	4,548	23,796	49,424
Shares redeemed	(62,649)	(90,005)	(676,858)	(977,843)
Net increase (decrease)	(12,115)	8,218	$ (129,188)	$ 89,173
Institutional Class
Shares sold	5,395	13,388	$ 58,409	$ 145,505
Reinvestment of distributions	100	176	1,086	1,914
Shares redeemed	(6,613)	(8,641)	(71,643)	(93,919)
Net increase (decrease)	(1,118)	4,923	$ (12,148)	$ 53,500

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-USAN-0813
1.803550.109

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 975.80	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.14%
Actual		$ 1,000.00	$ 1,000.05	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	41.1
Health Care	22.1	19.5
Water & Sewer	15.8	15.3
Education	6.7	5.9
Special Tax	4.5	5.2
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	6.1	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.8	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 4.5%	AAA 4.9%
AA,A 83.7%	AA,A 81.3%
BBB 6.6%	BBB 7.6%
BB and Below 3.7%	BB and Below 2.1%
Not Rated 0.6%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,084,177
Series 2006 A, 5% 10/1/23	1,000,000	1,011,560
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,312,134
		3,407,871
Michigan - 97.4%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,721,255
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,629,220
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,693,227
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,491,323
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,524,802
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,825,000	2,232,395
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,230,107
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,636,956
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,785,500
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,069,990
5% 5/1/17 (FSA Insured)	2,065,000	2,196,726
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,725,770
5% 6/1/25 (AMBAC Insured)	1,775,000	1,845,113
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,781,848
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,060,559
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,849,826
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,896,854
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,048,427
5% 5/1/16 (FSA Insured)	1,855,000	2,038,404
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,062,480
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District Series 2005 A, 5.25% 5/1/30	$ 5,000,000	$ 5,281,150
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,605,450
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,220,800
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,776,518
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,893,306
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	515,927
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,124,787
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,633,080
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,635,309
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,695,357
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,829,750
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,045,600
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,790
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,087,100
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,148,639
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,869,888
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,891,646
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,769,000
Series 2011 A, 5.75% 7/1/37	4,950,000	5,074,196
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,072,490
5% 10/1/22 (FSA Insured)	1,000,000	1,065,440
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,580,743
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,721,089
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,106,000
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,281,068
5% 5/1/28 (FSA Insured)	1,250,000	1,302,750
5% 5/1/29 (FSA Insured)	1,275,000	1,323,909
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,473,778
5% 5/1/17 (FSA Insured)	1,985,000	2,050,088
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,691,745
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,797,990
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,843,302
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,301,322
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,364,088
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr. Proj.) Series 2013 A:
5% 7/1/23	1,580,000	1,539,994
5.25% 7/1/39	1,000,000	895,850
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,133,028
5% 5/1/17 (FSA Insured)	1,615,000	1,728,341
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,253,475
5% 5/1/17 (FSA Insured)	1,390,000	1,477,362
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,309,076
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,433,847
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,590,619
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,306,850
5% 5/1/17 (FSA Insured)	1,230,000	1,301,574
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,194,693
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,175,000	$ 1,276,626
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,407,016
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,570,212
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,458,098
5% 5/1/19 (FSA Insured)	1,315,000	1,504,781
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Pre-Refunded to 7/1/14 @ 100)	2,500,000	2,619,400
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,206,790
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,152,600
Series 2008, 5% 1/1/38	3,320,000	3,545,362
Series 2010, 5% 1/1/28	3,000,000	3,373,380
Series 2012, 5% 1/1/37	1,250,000	1,324,625
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,238,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,079,640
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	546,855
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,146,600
Series 2009, 5.625% 12/1/29	2,400,000	2,604,384
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,047,871
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,037,107
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	531,860
5.25% 5/1/21 (FSA Insured)	2,000,000	2,259,280
5.25% 5/1/24 (FSA Insured)	2,100,000	2,313,780
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,168,728
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,071,880
4% 5/1/24	1,220,000	1,284,843
4% 5/1/25	500,000	518,510
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools: - continued
5% 5/1/20	$ 1,000,000	$ 1,160,760
5% 5/1/22	600,000	693,444
5.25% 5/1/41	1,750,000	1,848,683
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,970,608
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,286,698
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,246,020
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,504,889
5.25% 5/1/16 (FSA Insured)	1,500,000	1,660,860
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,356,605
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,667,843
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,224,197
6.25% 7/1/40	165,000	171,791
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,754,900
Series 2011 C, 5% 1/15/42	5,000,000	5,079,750
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,106,760
4% 5/1/22	1,000,000	1,094,890
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,422,549
Series 2012:
5% 5/1/22	1,500,000	1,720,245
5% 5/1/23	1,500,000	1,707,855
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,494,500
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,306,056
5% 5/1/25	1,540,000	1,740,262
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,524,839
5% 5/1/20 (FSA Insured)	1,425,000	1,588,761
5% 5/1/22 (FSA Insured)	1,395,000	1,532,631
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	$ 3,030,000	$ 3,334,909
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,516,181
5% 5/1/16 (FSA Insured)	1,425,000	1,552,196
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,539,400
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,066,250
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,208,840
Series IA:
5.375% 10/15/41	3,000,000	3,099,960
5.5% 10/15/45	10,000,000	10,487,000
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,308,688
5% 1/1/40	3,000,000	3,068,280
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,197,119
Series 2011 MI, 5% 12/1/39	7,000,000	7,004,480
Series 2012 A:
4.125% 6/1/32	3,000,000	2,617,890
5% 6/1/39	11,425,000	11,309,828
Series 2012 B, 5% 7/1/22	2,600,000	2,880,020
Series 2012:
5% 11/15/24	425,000	468,380
5% 11/15/25	1,000,000	1,091,320
5% 11/1/26	5,000,000	5,365,650
5% 11/15/26	800,000	863,896
5% 11/15/36	4,200,000	4,275,222
5% 11/1/42	2,000,000	2,032,680
5% 11/15/42	4,500,000	4,526,505
Series 2013:
5% 8/15/30	4,105,000	4,266,737
5% 8/15/31	2,310,000	2,385,837
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,623,400
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,395,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	$ 1,000,000	$ 1,053,870
5% 11/15/17	1,000,000	1,093,420
Series 2009, 5.25% 11/15/24	3,000,000	3,238,530
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,748,189
5.75% 5/15/38	6,890,000	7,513,476
Series 2012 A:
5% 6/1/24	2,765,000	3,084,551
5% 6/1/25	2,895,000	3,192,259
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,004,420
Series 2009 A, 6.125% 6/1/39	3,740,000	4,062,276
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,102,210
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	127,901
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	598,216
5% 11/15/18	1,725,000	1,904,555
5% 11/15/19	1,000,000	1,092,810
5% 11/15/20	2,000,000	2,169,320
5% 11/15/31	5,000,000	5,093,850
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,693,800
5% 12/1/26	3,725,000	3,979,716
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	941,361
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,185,030
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,483,141
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,644,923
Series 2005, 5% 10/1/23	385,000	440,074
Series 2009, 5% 10/1/26	5,000,000	5,595,550
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,901,450
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,874,489
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	$ 8,520,000	$ 10,539,240
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,192,531
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,422,700
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,030,925
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,498,650
Series 2011, 5% 11/15/36	2,000,000	2,129,220
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	466,091
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	539,745
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,795,287
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,400,927
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,186,791
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,637,499
5% 5/1/16 (FSA Insured)	1,475,000	1,576,834
5% 5/1/17 (FSA Insured)	3,675,000	3,857,831
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,308,446
5% 3/1/25	1,225,000	1,350,624
5% 3/1/26	1,290,000	1,407,248
5% 3/1/37	4,000,000	4,124,520
Series 2013 A:
5% 3/1/25	995,000	1,106,918
5% 3/1/26	1,620,000	1,781,401
5% 3/1/27	815,000	885,864
5% 3/1/38	2,900,000	2,996,338
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,115,686
5.25% 5/1/27 (FSA Insured)	1,135,000	1,211,556
Ottawa County Wtr. Supply Sys. Rev. Series 2010, 5% 5/1/37	1,100,000	1,216,270
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,430,000	$ 1,483,196
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,259,459
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,094,367
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,078,960
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,103,841
5% 5/1/16 (FSA Insured)	1,025,000	1,097,314
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,647,550
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,798,327
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,176,886
5% 5/1/38 (FSA Insured)	1,000,000	1,034,130
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	653,764
5% 5/1/15	955,000	985,111
5% 5/1/17	1,000,000	1,028,250
5% 5/1/18	1,000,000	1,027,240
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,490,830
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,678,919
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,250,309
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,815,000	2,141,119
8.25% 9/1/39	3,425,000	4,197,714
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,026,350
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (Pre-Refunded to 4/1/14 @ 100)	1,380,000	1,429,570
5% 4/1/19 (Pre-Refunded to 4/1/14 @ 100)	1,475,000	1,527,982
5% 4/1/26	1,495,000	1,616,917
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,137,740
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,658,875
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,061,870
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,205,865
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,832,917
5% 5/1/16 (FSA Insured)	1,750,000	1,901,148
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,340
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,710
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	2,135,000	2,219,354
Univ. of Michigan Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,807,046
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,047,040
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,290
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,203,600
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,296,381
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,560
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,152,898
5% 12/1/25	5,120,000	5,581,005
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,523,050
Series 2012 A:
5% 12/1/22	2,220,000	2,494,459
5% 12/1/23	2,300,000	2,553,115
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	4,749,103
5% 5/1/26	2,000,000	2,179,460
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,435,000	$ 5,548,265
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,945,650
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,129,770
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,970
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,994,606
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,188,440
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,093,649
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,177,430
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,844
		637,050,062
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,050,670
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,060,260
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2009 A, 6.5% 8/1/44	1,500,000	1,609,305
		4,720,235
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,622,880
Series 2009 B, 5% 10/1/25	1,200,000	1,284,132
		2,907,012
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $629,037,693)	648,085,180
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,873,164
NET ASSETS - 100%	$ 653,958,344
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.0%
Health Care	22.1%
Water & Sewer	15.8%
Education	6.7%
Others* (Individually Less Than 5%)	15.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $629,037,693)		$ 648,085,180
Cash		1,921,665
Receivable for fund shares sold		94,971
Interest receivable		7,006,442
Other receivables		3,174
Total assets		657,111,432

Liabilities
Payable for fund shares redeemed	$ 1,975,624
Distributions payable	760,080
Accrued management fee	207,590
Other affiliated payables	184,559
Other payables and accrued expenses	25,235
Total liabilities		3,153,088

Net Assets		$ 653,958,344
Net Assets consist of:
Paid in capital		$ 634,326,865
Undistributed net investment income		150,793
Accumulated undistributed net realized gain (loss) on investments		433,199
Net unrealized appreciation (depreciation) on investments		19,047,487
Net Assets, for 54,419,116 shares outstanding		$ 653,958,344
Net Asset Value, offering price and redemption price per share ($653,958,344 ÷ 54,419,116 shares)		$ 12.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 13,709,602

Expenses
Management fee	$ 1,275,300
Transfer agent fees	286,017
Accounting fees and expenses	80,453
Custodian fees and expenses	4,209
Independent trustees' compensation	1,333
Registration fees	15,713
Audit	24,069
Legal	4,381
Miscellaneous	3,586
Total expenses before reductions	1,695,061
Expense reductions	(7,097)	1,687,964
Net investment income (loss)		12,021,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		493,314
Change in net unrealized appreciation (depreciation) on investment securities		(29,800,672)
Net gain (loss)		(29,307,358)
Net increase (decrease) in net assets resulting from operations		$ (17,285,720)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,021,638	$ 23,737,281
Net realized gain (loss)	493,314	709,792
Change in net unrealized appreciation (depreciation)	(29,800,672)	14,987,681
Net increase (decrease) in net assets resulting from operations	(17,285,720)	39,434,754
Distributions to shareholders from net investment income	(12,012,375)	(23,650,013)
Distributions to shareholders from net realized gain	(447,467)	(220,908)
Total distributions	(12,459,842)	(23,870,921)
Share transactions Proceeds from sales of shares	64,623,398	114,227,329
Reinvestment of distributions	7,621,830	14,619,749
Cost of shares redeemed	(82,226,095)	(72,723,778)
Net increase (decrease) in net assets resulting from share transactions	(9,980,867)	56,123,300
Redemption fees	3,071	328
Total increase (decrease) in net assets	(39,723,358)	71,687,461

Net Assets
Beginning of period	693,681,702	621,994,241
End of period (including undistributed net investment income of $150,793 and undistributed net investment income of $141,530, respectively)	$ 653,958,344	$ 693,681,702
Other Information Shares
Sold	5,180,823	9,150,950
Issued in reinvestment of distributions	613,342	1,169,914
Redeemed	(6,681,865)	(5,820,774)
Net increase (decrease)	(887,700)	4,500,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Income from Investment Operations
Net investment income (loss) D	.214	.445	.463	.462	.460	.457
Net realized and unrealized gain (loss)	(.512)	.303	.586	(.184)	.575	(.465)
Total from investment operations	(.298)	.748	1.049	.278	1.035	(.008)
Distributions from net investment income	(.214)	(.444)	(.462)	(.461)	(.460)	(.457)
Distributions from net realized gain	(.008)	(.004)	(.007)	(.007)	(.015)	(.005)
Total distributions	(.222)	(.448)	(.469)	(.468)	(.475)	(.462)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.02	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Total Return B, C	(2.42)%	6.19%	9.20%	2.32%	9.30%	(.06)%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49% A	.48%	.49%	.49%	.50%	.47%
Net investment income (loss)	3.46% A	3.57%	3.90%	3.86%	3.94%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,958	$ 693,682	$ 621,994	$ 626,752	$ 645,195	$ 568,852
Portfolio turnover rate	10% A	10%	9%	7%	6%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	74.7	80.1	75.0
8 - 30	7.9	5.5	5.4
31 - 60	2.7	2.6	1.2
61 - 90	1.6	0.0	6.7
91 - 180	6.2	3.8	4.7
> 180	6.9	8.0	7.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	34 Days	29 Days	38 Days
All Tax-Free Money Market Funds Average*	34 Days	34 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	35 Days	29 Days	38 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 59.4%	Variable Rate Demand Notes (VRDNs) 67.0%
Other Municipal Debt 29.7%	Other Municipal Debt 21.6%
Investment Companies 11.1%	Investment Companies 9.0%
Net Other Assets (Liabilities)** (0.2)%	Net Other Assets (Liabilities) 2.4%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.43%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.33% 7/1/13, VRDN (a)(d)	2,300,000	2,300,000
Series 1999 A, 0.24% 7/5/13, VRDN (a)	400,000	400,000
		2,700,000
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.09% 7/5/13, VRDN (a)(d)	2,800,000	2,800,000
Series 2003, 0.09% 7/5/13, VRDN (a)(d)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.33% 7/5/13, VRDN (a)	300,000	300,000
		6,100,000
Michigan - 56.3%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	22,055,000	22,055,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	29,980,000	29,980,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	6,180,000	6,180,000
Grand Traverse County Hosp. Series 2011 B, 0.1% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.05% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,240,000	25,240,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	14,975,000	14,975,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.05% 7/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,580,000	15,580,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 7/5/13, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,645,000	8,645,000
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2011 IIB, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4286, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,000,000	$ 4,000,000
Series ROC II R 14014, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	8,600,000	8,600,000
Series 2012 C, 0.07% 7/5/13, LOC Citibank NA, VRDN (a)	27,015,000	27,015,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.05% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)	5,865,000	5,865,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	30,965,000	30,965,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.04% 7/5/13, VRDN (a)	32,665,000	32,665,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.08% 7/5/13, LOC Fannie Mae, VRDN (a)(d)	6,600,000	6,600,000
(Hunt Club Apts. Proj.) 0.08% 7/5/13, LOC Fannie Mae, VRDN (a)(d)	6,495,000	6,495,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.08% 7/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	56,100,000	56,100,000
Series 2009 D, 0.07% 7/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	35,470,000	35,470,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,625,000	7,625,000
Series 2000 A, 0.06% 7/5/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.3% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	1,105,000	1,105,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.07% 7/1/13, VRDN (a)	$ 24,550,000	$ 24,550,000
(BC & C Proj.) 0.16% 7/5/13, LOC Comerica Bank, VRDN (a)(d)	475,000	475,000
(Consumers Energy Co. Proj.) 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,500,000	4,500,000
(Greenpath, Inc. Proj.) Series 2011, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	5,590,000	5,590,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.07% 7/1/13, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(S & S LLC Proj.) Series 2000, 0.34% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,005,000	1,005,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.07% 7/5/13, LOC Comerica Bank, VRDN (a)	10,250,000	10,250,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	10,030,000	10,030,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.2% 7/5/13, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.12% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,300,000	4,300,000
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/5/13, VRDN (a)	400,000	400,000
Series 2012 D2, 0.04% 7/5/13, VRDN (a)	29,445,000	29,445,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.06% 7/5/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,650,000	5,650,000
Wayne County Arpt. Auth. Rev.:
0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	8,995,000	8,995,000
0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,975,000	8,975,000
0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
		559,370,000
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.1% 7/5/13, LOC Deutsche Bank AG, VRDN (a)(d)	3,060,000	3,060,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	600,000	600,000
		1,600,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	300,000	300,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 7/5/13, LOC Cr. Industriel et Commercial, VRDN (a)	2,100,000	2,100,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.16% 7/5/13, VRDN (a)	2,500,000	2,500,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.12% 7/5/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		3,500,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	200,000	200,000
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	3,170,000	3,170,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 7/1/13, VRDN (a)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 400,000	$ 400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.09% 7/5/13, VRDN (a)(d)	1,000,000	1,000,000
		1,400,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 7/5/13, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Wyo Envir. (PacifiCorp Proj.) Series 1995, 0.25% 7/5/13, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $589,810,000)		589,810,000
Other Municipal Debt - 29.7%

Florida - 0.4%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	3,800,000	3,800,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,400,000	1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.43% tender 8/12/13, CP mode	2,050,000	2,050,000
Michigan - 28.4%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	9,300,000	9,300,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (a)	3,300,000	3,388,780
Series 2008 A, 4.25%, tender 1/15/14 (a)	10,000,000	10,218,436
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Macomb County Hosp. Fin. Auth. Rev. Bonds Series 2003 B, 5.75% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	$ 1,315,000	$ 1,342,289
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series 2011 A, 5% 10/15/13	1,110,000	1,125,369
Series I, 5.25% 10/15/13	2,000,000	2,028,746
Series 6, 0.14% 7/25/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	63,480,000	63,480,000
Michigan Comprehensive Trans. Rev. Bonds Series 2006, 4% 5/15/14	1,800,000	1,858,906
Michigan Fin. Auth. Rev.:
Bonds:
(Holland Cmnty. Hosp. Proj.) Series 2013 A, 1% 10/1/13	675,000	676,366
Series 2010 A, 4% 12/1/13	1,000,000	1,015,730
Series 2012 A:
2% 7/1/13	34,370,000	34,370,000
2% 1/1/14	3,800,000	3,833,940
5% 7/1/14	13,000,000	13,619,053
Series 2013, 2% 10/1/13	1,070,000	1,074,903
RAN Series 2012 B2, 2% 8/20/13, LOC JPMorgan Chase Bank	2,900,000	2,907,068
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/13	3,500,000	3,577,287
Series 2002, 5.5% 12/1/13	5,925,000	6,055,944
Series 2012 A, 5% 9/15/13	1,300,000	1,312,755
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F3, 2.625%, tender 6/30/14 (a)	6,000,000	6,144,522
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.15%, tender 1/24/14 (a)	7,600,000	7,600,000
0.15%, tender 1/24/14 (a)	8,800,000	8,800,000
0.15%, tender 1/24/14 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.14% tender 10/1/13, CP mode	22,680,000	22,680,000
0.15% tender 7/16/13, CP mode	9,500,000	9,500,000
0.16% tender 8/6/13, CP mode	20,095,000	20,095,000
Series 2003, 5.5% 11/1/13 (Pre-Refunded to 11/1/13 @ 100)	10,000,000	10,177,064
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.5% 10/1/13	5,000,000	5,066,813
Series 2007, 5% 10/1/13	2,000,000	2,024,221
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev. Bonds: - continued
Series 2010:
5% 10/1/13	$ 2,095,000	$ 2,120,205
5% 10/1/13	1,000,000	1,012,044
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/13	1,000,000	1,016,750
Series 2004, 5.25% 11/1/13	1,000,000	1,016,895
Univ. of Michigan Rev.:
Bonds Series 2010 C, 3% 4/1/14	5,920,000	6,044,126
Series 2013 I, 0.13% 9/10/13, CP	10,785,000	10,785,000
		282,368,212
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.37% tender 7/15/13, CP mode (d)	600,000	600,000
Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	1,600,000	1,600,000
		2,200,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 7/18/13, CP mode (d)	3,300,000	3,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $295,118,212)		295,118,212
Investment Company - 11.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $110,662,000)	110,662,000	110,662,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $995,590,212)		995,590,212
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,064,827)
NET ASSETS - 100%		$ 993,525,385
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,100,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,800,000
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 9,300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 58,547
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $884,928,212)	$ 884,928,212
Fidelity Central Funds (cost $110,662,000)	110,662,000
Total Investments (cost $995,590,212)		$ 995,590,212
Cash		94,007
Receivable for fund shares sold		6,467,724
Interest receivable		1,552,662
Distributions receivable from Fidelity Central Funds		8,701
Other receivables		447
Total assets		1,003,713,753

Liabilities
Payable for investments purchased	$ 1,119,063
Payable for fund shares redeemed	8,692,007
Distributions payable	321
Accrued management fee	74,199
Other affiliated payables	282,305
Other payables and accrued expenses	20,473
Total liabilities		10,188,368

Net Assets		$ 993,525,385
Net Assets consist of:
Paid in capital		$ 993,273,021
Undistributed net investment income		51
Accumulated undistributed net realized gain (loss) on investments		252,313
Net Assets, for 992,316,221 shares outstanding		$ 993,525,385
Net Asset Value, offering price and redemption price per share ($993,525,385 ÷ 992,316,221 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 664,267
Income from Fidelity Central Funds		58,547
Total income		722,814

Expenses
Management fee	$ 1,747,821
Transfer agent fees	735,296
Accounting fees and expenses	56,969
Custodian fees and expenses	6,470
Independent trustees' compensation	1,811
Registration fees	21,678
Audit	18,694
Legal	6,118
Miscellaneous	3,245
Total expenses before reductions	2,598,102
Expense reductions	(1,922,947)	675,155
Net investment income (loss)		47,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		251,566
Net increase in net assets resulting from operations		$ 299,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,659	$ 87,690
Net realized gain (loss)	251,566	473
Net increase in net assets resulting from operations	299,225	88,163
Distributions to shareholders from net investment income	(47,608)	(87,525)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,205,305,220	2,293,893,207
Reinvestment of distributions	45,892	85,435
Cost of shares redeemed	(1,197,677,107)	(2,184,015,562)
Net increase (decrease) in net assets and shares resulting from share transactions	7,674,005	109,963,080
Total increase (decrease) in net assets	7,925,622	109,963,718

Net Assets
Beginning of period	985,599,763	875,636,045
End of period (including undistributed net investment income of $51 and undistributed net investment income of $0, respectively)	$ 993,525,385	$ 985,599,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.017
Distributions from net investment income	- F	- F	- F	- F	- F	(.017)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	- F	- F	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.02%	1.68%
Ratios to Average Net Assets D, E
Expenses before reductions	.54% A	.55%	.55%	.55%	.60%	.54%
Expenses net of fee waivers, if any	.14% A	.19%	.22%	.30%	.48%	.54%
Expenses net of all reductions	.14% A	.19%	.22%	.30%	.48%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 993,525	$ 985,600	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 628,957,649	$ 26,828,085	$ (7,700,554)	$ 19,127,531
Fidelity Michigan Municipal Money Market Fund	995,590,212	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,363,187 and $33,318,503, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 911

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be

Semiannual Report

7. Expense Reductions - continued

discontinued by FMR at any time. For the period, the amount of the waiver was $1,920,790.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,197	$ 2,900
Fidelity Michigan Municipal Money Market Fund	2,157	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-USAN-0813
1.787785.110

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 971.40	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.14%
Actual		$ 1,000.00	$ 1,000.05	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.8	29.8
Health Care	21.4	20.1
Education	14.4	15.1
Transportation	10.2	9.5
Electric Utilities	8.3	7.6
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	6.0	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	7.3	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 0.7%	AAA 0.7%
AA,A 88.1%	AA,A 83.8%
BBB 8.4%	BBB 10.2%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.0%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	$ 900,000	$ 1,002,033
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	570,280
5% 7/1/23	1,000,000	1,131,370
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,514,960
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,692,290
		6,908,900
Pennsylvania - 95.5%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,087,820
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,699,838
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,470,146
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,788,864
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,073,890
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,657,891
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,260,120
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,227,240
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,941,276
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,807,490
Annville-Cleona School District 6% 3/1/28	270,000	286,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,869,560
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,493,620
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev.: - continued
Series 2012 A, 5% 11/1/40	$ 3,590,000	$ 3,615,238
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	273,923
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,919,803
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,237,529
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,545,750
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,115,600
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,391,500
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,121,020
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,115,380
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,789,000
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	895,056
5% 6/1/25	1,175,000	1,302,253
5% 6/1/26	1,250,000	1,370,375
5% 6/1/42	4,000,000	4,121,640
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,573,762
5% 11/1/42	3,000,000	3,083,130
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,324,420
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,394,460
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,623,019
Series 2012:
5% 8/1/21	350,000	403,946
5% 8/1/22	300,000	345,048
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,533,375
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,214,490
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,801,214
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,094,524
7.75% 4/1/25 (FSA Insured)	395,000	453,053
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,777,086
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,879,663
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	545,700
5% 8/1/31	3,080,000	3,353,658
5% 8/1/34	1,000,000	1,078,890
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,855,243
5.375% 7/1/42	2,130,000	2,188,021
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,137,867
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,619,350
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,851,715
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,325,453
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,372,682
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,425,200
5% 1/1/41	1,750,000	1,742,213
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,615,005
5% 2/15/27	3,625,000	3,865,011
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,031,300
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,224,600
Series 2012 A:
5% 6/1/23	3,850,000	4,266,955
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2012 A: - continued
5% 6/1/24	$ 1,500,000	$ 1,654,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,122,820
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	945,171
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	535,085
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,347,003
5.25% 8/15/18	1,450,000	1,590,650
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,180,730
5% 10/1/25	2,500,000	2,890,025
5% 10/1/26	2,500,000	2,855,375
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,926,689
5% 3/1/25	3,255,000	3,560,937
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,048,480
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,096,240
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,016,000
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	10,911,606
First Series 2008, 5% 5/15/27	805,000	883,101
First Series 2009, 5% 3/15/27	3,000,000	3,362,160
First Series 2011:
5% 11/15/24	5,000,000	5,774,900
5% 11/15/25	4,000,000	4,584,720
Second Series 2005, 5% 1/1/25	9,900,000	10,727,442
Second Series 2007 A, 5% 8/1/25	2,500,000	2,781,875
Second Series 2009:
5% 4/15/25	500,000	569,500
5% 4/15/28	5,000,000	5,589,000
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,398,225
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	281,670
5% 3/1/20	300,000	343,569
5% 3/1/22	275,000	314,636
5% 3/1/23	585,000	668,017
5% 3/1/42	2,950,000	3,086,644
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,232,260
Series 2009 A, 5.25% 8/15/22	2,655,000	3,005,487
Series 2011 A, 5.75% 8/15/41	4,980,000	5,416,746
First Series 2012, 5% 4/1/20	750,000	867,698
First Series:
5% 4/1/21	500,000	577,970
5% 4/1/22	600,000	692,172
5% 4/1/23	800,000	915,608
5% 4/1/24	1,100,000	1,246,344
Series 2010 E, 5% 5/15/31	2,500,000	2,628,775
Series 2010:
5% 9/1/30	1,150,000	1,249,268
5% 9/1/31	1,025,000	1,109,450
Series 2011 A, 5% 9/1/41	2,000,000	2,123,960
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,636,010
Series 2008 A, 5% 8/15/29	3,945,000	4,256,182
Series 2010:
5% 3/1/22	2,640,000	3,033,835
5% 3/1/40	4,385,000	4,710,586
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,183,540
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,109,761
5% 12/1/25 (AMBAC Insured)	7,345,000	7,684,486
5% 12/1/26 (AMBAC Insured)	3,500,000	3,646,965
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,305,600
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,254,780
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	1,860,050
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,513,170
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,557,765
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,032,290
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,029,480
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,705,859
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,828,784
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,816,914
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,466,619
Ninth Series, 5.25% 8/1/40	5,595,000	5,740,974
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,304,531
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,289,020
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,997,904
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,297,440
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,690,875
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,580
Series 2012:
5% 4/15/21	1,000,000	1,121,640
5% 4/15/25	2,230,000	2,424,657
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,030,239
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,257,969
Series 2010 C, 5% 9/1/21	4,000,000	4,443,840
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,231,680
Series 2011 A, 5% 1/1/41	2,715,000	2,849,854
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,470,095
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,178,540
5.25% 9/1/16 (FSA Insured)	3,000,000	3,342,060
Series 2012 A, 5% 9/1/22	2,000,000	2,243,300
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,590,760
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,686,767
6.5% 9/1/13 (FGIC Insured)	1,675,000	1,690,963
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,058,100
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,846,150
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,647,165
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,101,270
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,892,239
5% 5/1/28 (FSA Insured)	1,000,000	1,060,120
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,181,800
Series 2000 C, 5% 9/15/35	2,000,000	2,126,800
Series 2007 B, 5.25% 9/15/28	2,500,000	2,783,050
Series 2009 A, 5% 9/15/16	1,150,000	1,292,175
Series 2009 B:
5% 9/15/28	2,000,000	2,189,400
5.5% 9/15/24	5,250,000	6,090,735
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,594,140
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,465,000	4,771,567
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,235,850
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A: - continued
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,038,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,895,143
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,145,990
		430,070,711
Puerto Rico - 0.6%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	500,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,790,962
0% 8/1/41	1,200,000	230,688
		2,521,650
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $429,335,780)	440,503,294
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,815,200
NET ASSETS - 100%	$ 450,318,494
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.8%
Health Care	21.4%
Education	14.4%
Transportation	10.2%
Electric Utilities	8.3%
Water & Sewer	6.7%
Others* (Individually Less Than 5%)	8.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $429,335,780)		$ 440,503,294
Cash		6,088,431
Receivable for fund shares sold		168,944
Interest receivable		5,838,829
Other receivables		946
Total assets		452,600,444

Liabilities
Payable for fund shares redeemed	$ 1,561,595
Distributions payable	420,309
Accrued management fee	142,764
Other affiliated payables	132,717
Other payables and accrued expenses	24,565
Total liabilities		2,281,950

Net Assets		$ 450,318,494
Net Assets consist of:
Paid in capital		$ 437,443,340
Undistributed net investment income		55,060
Accumulated undistributed net realized gain (loss) on investments		1,652,580
Net unrealized appreciation (depreciation) on investments		11,167,514
Net Assets, for 41,092,714 shares outstanding		$ 450,318,494
Net Asset Value, offering price and redemption price per share ($450,318,494 ÷ 41,092,714 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 8,959,512

Expenses
Management fee	$ 888,087
Transfer agent fees	200,444
Accounting fees and expenses	63,252
Custodian fees and expenses	2,873
Independent trustees' compensation	928
Registration fees	17,413
Audit	23,908
Legal	1,724
Miscellaneous	1,958
Total expenses before reductions	1,200,587
Expense reductions	(3,286)	1,197,301
Net investment income (loss)		7,762,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,729,632
Change in net unrealized appreciation (depreciation) on investment securities		(23,379,532)
Net gain (loss)		(21,649,900)
Net increase (decrease) in net assets resulting from operations		$ (13,887,689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,762,211	$ 15,680,043
Net realized gain (loss)	1,729,632	1,748,180
Change in net unrealized appreciation (depreciation)	(23,379,532)	13,917,672
Net increase (decrease) in net assets resulting from operations	(13,887,689)	31,345,895
Distributions to shareholders from net investment income	(7,760,772)	(15,632,766)
Distributions to shareholders from net realized gain	(256,934)	(1,100,705)
Total distributions	(8,017,706)	(16,733,471)
Share transactions Proceeds from sales of shares	45,623,127	116,905,113
Reinvestment of distributions	5,219,245	11,001,986
Cost of shares redeemed	(66,242,569)	(79,594,140)
Net increase (decrease) in net assets resulting from share transactions	(15,400,197)	48,312,959
Redemption fees	1,617	4,500
Total increase (decrease) in net assets	(37,303,975)	62,929,883

Net Assets
Beginning of period	487,622,469	424,692,586
End of period (including undistributed net investment income of $55,060 and undistributed net investment income of $53,621, respectively)	$ 450,318,494	$ 487,622,469
Other Information Shares
Sold	4,005,939	10,275,493
Issued in reinvestment of distributions	460,296	963,856
Redeemed	(5,887,653)	(6,995,178)
Net increase (decrease)	(1,421,418)	4,244,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.181	.387	.415	.418	.407	.416
Net realized and unrealized gain (loss)	(.504)	.395	.590	(.197)	.569	(.497)
Total from investment operations	(.323)	.782	1.005	.221	.976	(.081)
Distributions from net investment income	(.181)	(.386)	(.415)	(.418)	(.407)	(.416)
Distributions from net realized gain	(.006)	(.026)	-	(.073)	-	(.023)
Total distributions	(.187)	(.412)	(.415)	(.491)	(.407)	(.439)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.96	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Total Return B, C	(2.86)%	7.13%	9.76%	2.02%	9.70%	(.77)%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.50%	.51%	.50%
Expenses net of all reductions	.49% A	.48%	.50%	.50%	.51%	.46%
Net investment income (loss)	3.21% A	3.40%	3.87%	3.85%	3.84%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,318	$ 487,622	$ 424,693	$ 430,961	$ 428,569	$ 326,566
Portfolio turnover rate	9% A	16%	12%	19%	8%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	86.3	86.8	87.5
8 - 30	0.6	0.6	1.6
31 - 60	4.3	4.1	3.1
61 - 90	1.0	0.1	0.7
91 - 180	3.3	4.8	0.7
> 180	4.5	3.6	6.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	22 Days	28 Days
Pennsylvania Tax-Free Money Market Funds Average*	33 Days	26 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	22 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 73.2%	Variable Rate Demand Notes (VRDNs) 74.4%
Other Municipal Debt 15.3%	Other Municipal Debt 19.7%
Investment Companies 10.4%	Investment Companies 0.9%
Net Other Assets (Liabilities) 1.1%	Net Other Assets (Liabilities) 5.0%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 400,000	$ 400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 7/5/13, VRDN (a)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.14% 7/5/13, LOC Bank of America NA, VRDN (a)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.16% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	3,260,000	3,260,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.21% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,285,000	1,285,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 7/5/13, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.3% 7/5/13, VRDN (a)	780,000	780,000
0.33% 7/5/13, VRDN (a)	300,000	300,000
		1,080,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/5/13, VRDN (a)(d)	450,000	450,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	400,000	400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	200,000	200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	$ 500,000	$ 500,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	500,000	500,000
		1,000,000
New Jersey/Pennsylvania - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 7/5/13, LOC Cr. Industriel et Commercial, VRDN (a)	2,200,000	2,200,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 7/5/13, VRDN (a)	300,000	300,000
Series B, 0.16% 7/5/13, VRDN (a)	100,000	100,000
		400,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	200,000	200,000
Pennsylvania - 69.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,995,000	2,995,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	8,425,000	8,425,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,400,000	4,400,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Neighborhood Academy Proj.) 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(United Jewish Federation Proj.) Series 1996 A, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	$ 400,000	$ 400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	5,000,000	5,000,000
Series 2005 A, 0.06% 7/5/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.09% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,580,000	3,580,000
(Snowball Real Estate LP Proj.) 0.26% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,305,000	1,305,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	5,350,000	5,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.07% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,240,000	20,240,000
Series 2008 A2, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	33,450,000	33,450,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.1% 7/1/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,915,000	1,915,000
Series 2006 B, 0.1% 7/1/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	22,980,000	22,980,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.07% 7/1/13 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	2,900,000	2,900,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.16% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,640,000	8,640,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 7/5/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 13,000,000	$ 13,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Haverford Township School District Series 2009, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	6,635,000	6,635,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.05% 7/1/13, LOC JPMorgan Chase Bank, VRDN (a)	3,885,000	3,885,000
Luzerne County Convention Ctr. Series 2012, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,325,000	2,325,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.06% 7/1/13, LOC TD Banknorth, NA, VRDN (a)	2,100,000	2,100,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.06% 7/5/13, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	1,990,000	1,990,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.16% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	647,000	647,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 1999 C4, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 2002 B5, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2004 D2, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.15% 7/5/13, LOC Citibank NA, VRDN (a)(d)	6,000,000	6,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Putters 3352Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,435,000	$ 4,435,000
Series Putters 4014, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series RBC O 34, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series ROC II R 4050, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	14,900,000	14,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Holy Family Univ. Proj.) Series 2008, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	4,935,000	4,935,000
Participating VRDN:
ROC II R 11721, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series ROC II R 14041, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,170,000	7,170,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Putters 3786 Z, 0.12% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,725,000	4,725,000
Series Putters 3950, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4297, 0.12% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,625,000	2,625,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,870,000	3,870,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	$ 25,925,000	$ 25,925,000
Series 2008 C, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	20,875,000	20,875,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (a)(d)	12,595,000	12,595,000
Series 2005 C2, 0.07% 7/5/13, LOC Royal Bank of Canada, VRDN (a)(d)	10,500,000	10,500,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.12% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,755,000	6,755,000
(The Franklin Institute Proj.) Series 2006, 0.1% 7/5/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,260,000	2,260,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	11,400,000	11,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 7/5/13, LOC Bank of America NA, VRDN (a)	24,000,000	24,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.06% 7/5/13, LOC Bank of New York, New York, VRDN (a)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.06% 7/5/13, LOC Bank of America NA, VRDN (a)	7,700,000	7,700,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	20,760,000	20,760,000
Series RBC E 28, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,440,000	13,440,000
Series RBC E 29, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,500,000	6,500,000
Series RBC E 30, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	6,330,000	6,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.17% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	$ 1,920,000	$ 1,920,000
Somerset County Gen. Oblig. Series 2009 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,470,000	4,470,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,700,000	4,700,000
Washington County Auth. Rev. 0.04% 7/5/13, VRDN (a)	100,000	100,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	7,155,000	7,155,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.17% 7/5/13, LOC Bank of America NA, VRDN (a)	5,150,000	5,150,000
		570,872,000
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,900,000	2,900,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.12% 7/1/13, VRDN (a)(d)	500,000	500,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	300,000	300,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $598,047,000)		598,047,000
Other Municipal Debt - 15.3%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,100,000	1,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP mode	$ 1,100,000	$ 1,100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.43% tender 8/12/13, CP mode	700,000	700,000
Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	1,900,000	1,900,000
		2,600,000
Pennsylvania - 14.7%
Allegheny County Bonds Series 2002 C, 5.375% 11/1/13	5,000,000	5,085,941
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
Series 2010 A, 5% 5/15/14	1,000,000	1,041,314
Series 2011 A, 3% 10/15/13	1,320,000	1,330,133
Allegheny County Sanitation Auth. Swr. Rev. Bonds Series 2011, 3% 12/1/13	2,500,000	2,526,702
East Stroudsburg Area School District Bonds Series 2010, 4% 11/15/13	1,280,000	1,297,441
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	9,610,000	9,976,362
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	1,600,000	1,600,000
Lehigh County Gen. Oblig. Bonds Series 2011, 3% 11/15/13	6,030,000	6,092,152
Lower Merion School District Bonds Series 2012, 3% 5/15/14	4,690,000	4,803,084
Pennsylvania Gen. Oblig. Bonds:
First Series 2002, 5.5% 2/1/14	3,000,000	3,092,743
First Series 2011, 4% 11/15/13	3,000,000	3,042,185
First Series:
4% 7/15/13	1,300,000	1,301,923
5% 10/1/13	2,300,000	2,327,800
Fourth Series 2004, 5% 7/1/13 (Escrowed to Maturity)	3,190,000	3,190,000
Series 2004, 5.25% 7/1/13	1,500,000	1,500,000
Series 2008, 5% 2/15/14	4,930,000	5,078,130
Series 2009, 5% 7/1/13	2,925,000	2,925,000
Series 2010 C, 5% 7/15/13	2,500,000	2,504,673
Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	14,365,000	14,365,000
Third Series, 5% 9/1/13	1,925,000	1,940,401
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2005 A, 5% 8/15/13	2,100,000	2,112,377
Series 2008 B, 5% 8/15/13	4,165,000	4,189,378
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds: - continued
Series 2010 E, 5% 5/15/14	$ 3,965,000	$ 4,128,913
Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,000,000	5,000,000
Pittsburgh School District Bonds Series 2002 A, 5.5% 9/1/13	1,975,000	1,992,281
Swarthmore Borough Auth. College Rev. Bonds Series 2008, 5% 9/15/13	1,875,000	1,893,454
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN:
Series 2012, 2% 7/2/13	6,700,000	6,700,328
2% 7/11/14	7,800,000	7,945,647
Bonds (Univ. Cap. Proj.):
Series 2005 A, 5.5%, tender 9/15/13 (a)	1,000,000	1,010,802
Series 2012 C, 0.16% tender 8/1/13, CP mode	10,000,000	10,000,000
		119,994,164
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 7/18/13, CP mode (d)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $124,894,164)		124,894,164
Investment Company - 10.4%

Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $85,613,000)	85,613,000	85,613,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $808,554,164)		808,554,164
NET OTHER ASSETS (LIABILITIES) - 1.1%		8,690,387
NET ASSETS - 100%		$ 817,244,551
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,965,000 or 2.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/9/11	$ 1,600,000
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11 - 10/24/12	$ 14,365,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 22,291
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $722,941,164)	$ 722,941,164
Fidelity Central Funds (cost $85,613,000)	85,613,000
Total Investments (cost $808,554,164)		$ 808,554,164
Cash		2,537,774
Receivable for fund shares sold		9,196,628
Interest receivable		1,287,982
Distributions receivable from Fidelity Central Funds		5,507
Other receivables		111
Total assets		821,582,166

Liabilities
Payable for investments purchased	$ 100,000
Payable for fund shares redeemed	4,166,984
Distributions payable	202
Accrued management fee	70,199
Other affiliated payables	230
Total liabilities		4,337,615

Net Assets		$ 817,244,551
Net Assets consist of:
Paid in capital		$ 817,233,494
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		11,059
Net Assets, for 817,072,689 shares outstanding		$ 817,244,551
Net Asset Value, offering price and redemption price per share ($817,244,551 ÷ 817,072,689 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 558,683
Income from Fidelity Central Funds		22,291
Total income		580,974

Expenses
Management fee	$ 1,915,849
Independent trustees' compensation	1,429
Total expenses before reductions	1,917,278
Expense reductions	(1,374,343)	542,935
Net investment income (loss)		38,039
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,739
Net increase in net assets resulting from operations		$ 45,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,039	$ 68,293
Net realized gain (loss)	7,739	32,463
Net increase in net assets resulting from operations	45,778	100,756
Distributions to shareholders from net investment income	(38,041)	(68,278)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,025,340,903	1,885,238,135
Reinvestment of distributions	36,947	66,921
Cost of shares redeemed	(996,626,540)	(1,783,013,637)
Net increase (decrease) in net assets and shares resulting from share transactions	28,751,310	102,291,419
Total increase (decrease) in net assets	28,759,047	102,323,897

Net Assets
Beginning of period	788,485,504	686,161,607
End of period (including distributions in excess of net investment income of $2 and $0, respectively)	$ 817,244,551	$ 788,485,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.018
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.018
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.018)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.09%	1.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.53%	.51%
Expenses net of fee waivers, if any	.14% A	.18%	.22%	.30%	.49%	.51%
Expenses net of all reductions	.14% A	.18%	.22%	.30%	.49%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.09%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,245	$ 788,486	$ 686,162	$ 670,790	$ 678,148	$ 848,937

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, deferred trustees compensation, capital loss carryforwards and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 429,335,780	$ 16,629,345	$ (5,461,831)	$ 11,167,514
Fidelity Pennsylvania Municipal Money Market Fund	808,554,164	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $21,839,733 and $27,533,936, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee.The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of.50% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Semiannual Report

6. Committed Line of Credit - continued

The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 641

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,371,051.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 2,352	$ 934

In addition, through an arrangement with Money Market Fund's custodian, $3,292 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0813
1.787788.110

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 966.30	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.8	36.8
Health Care	19.7	18.0
Education	18.7	14.3
Water & Sewer	7.4	10.5
Electric Utilities	5.7	5.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	7.2	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	8.2	7.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 6.8%	AAA 9.4%
AA,A 86.6%	AA,A 82.4%
BBB 5.5%	BBB 6.1%
BB and Below 0.5%	BB and Below 0.3%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,618,496
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,116,710
		2,735,206
Ohio - 97.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,526,295
5% 1/1/15	1,275,000	1,328,155
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,129,720
Series 2012, 5% 11/15/23	3,245,000	3,618,402
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,575,934
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,424,450
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,405,320
5.25% 2/15/28	8,040,000	8,778,313
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,243,298
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,304,380
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,085,999
5% 12/1/37	1,095,000	1,141,811
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,364,908
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,071,680
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,040,492
5% 6/1/17	3,100,000	3,424,756
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	965,389
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,693,206
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,079,480
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,643,667
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,154,897
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,516,120
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,078,010
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	517,555
5% 12/1/20	1,240,000	1,427,724
Series 2012 F:
5% 12/1/20	3,045,000	3,602,205
5% 12/1/21	2,765,000	3,263,391
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,889,458
Series B, 5% 12/1/32	6,500,000	7,064,005
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,819,235
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,663,813
Series 2012, 5% 12/1/25	2,350,000	2,616,537
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,281,423
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,329,734
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,399,789
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,160,832
Cleveland Muni. School District:
Series 2004, 5.25% 12/1/17 (FSA Insured)	2,215,000	2,304,708
Series 2013:
5% 12/1/24	1,255,000	1,424,187
5% 12/1/26	4,060,000	4,506,803
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,681,373
5.25% 9/15/17 (FSA Insured)	3,040,000	3,419,027
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,555,191
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. Series 2010: - continued
5% 11/15/16	$ 1,820,000	$ 2,025,806
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,137,094
5% 6/1/25	2,500,000	2,753,875
5% 6/1/26	3,075,000	3,356,947
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,183,180
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,297,088
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,146,400
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,579,750
Series 2009 B:
5% 12/1/26	1,805,000	1,996,330
5% 12/1/28	3,105,000	3,385,195
5% 12/1/29	1,000,000	1,083,650
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,316,100
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,144,850
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,644,502
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,260,817
5% 8/1/27	1,200,000	1,309,332
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,606,358
5% 12/1/25	765,000	865,972
Dayton Gen. Oblig.:
4% 12/1/22	750,000	791,828
4% 12/1/25	1,540,000	1,579,717
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,733,997
Dublin City School District 5% 12/1/21	1,200,000	1,363,944
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	409,728
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,853,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,304,062
4% 12/1/23	1,395,000	1,465,336
4% 12/1/24	1,490,000	1,546,844
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	$ 5,000,000	$ 5,254,750
Series A:
5% 11/1/15	260,000	283,111
5% 11/1/16	265,000	295,176
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,099,900
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,138,110
5% 12/1/24	1,800,000	2,027,322
5% 12/1/25	1,170,000	1,305,907
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,048,719
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,111,002
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,252,415
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,166,375
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,168,900
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,174,840
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,888,839
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,646,626
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,778,208
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,327,585
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,606,625
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,234,400
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,306,640
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,011,730
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,613,607
Series 2011 A, 5% 12/1/21	1,500,000	1,676,235
Hilliard Gen. Oblig.:
5% 12/1/18	235,000	255,539
5% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	765,000	846,427
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,588,380
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,402,449
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,496,224
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,411,250
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,076,230
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,191,511
Series 2012 A:
5% 5/1/24	1,385,000	1,565,105
5% 5/1/25	1,500,000	1,679,205
5% 5/1/26	1,600,000	1,771,872
Kings Local School District 5% 12/1/19 (Pre-Refunded to 6/1/15 @ 100)	1,365,000	1,480,315
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,149,098
5% 8/15/15	1,160,000	1,246,269
5% 8/15/16	1,260,000	1,379,234
5% 8/15/17	1,000,000	1,110,430
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,453,170
0% 12/1/16 (FSA Insured)	1,200,000	1,130,760
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,119,840
5% 10/1/49	3,000,000	3,112,230
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) 5% 11/15/38	1,090,000	1,136,238
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,269,560
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas County Hosp. Rev.: - continued
Series 2011 D:
5% 11/15/22	$ 1,000,000	$ 1,136,680
5% 11/15/25	5,000,000	5,490,250
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,263,460
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,190,360
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,215,062
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,440,312
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,583,983
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,073,260
Series 2012 A, 5% 8/1/47	10,000,000	9,918,700
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,369,100
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,874,425
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,038,000
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,714,740
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,314,434
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,210,550
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	2,914,470
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,963,541
Series 2010 A, 5% 10/1/24	6,030,000	6,697,762
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	987,754
5% 10/1/22	1,090,000	1,269,599
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	548,220
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,986,604
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,425,564
Series 2006 D, 5% 9/15/20	5,000,000	5,489,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2008 A:
5.375% 9/1/23	$ 1,170,000	$ 1,345,430
5.375% 9/1/28	7,210,000	8,106,275
Series 2011, 5.25% 9/1/23	2,000,000	2,327,160
Series 2012 A:
5% 2/1/26	1,000,000	1,133,300
5% 2/1/27	5,000,000	5,613,350
Series 2012 B:
5% 9/1/21	1,390,000	1,658,631
5% 3/15/25	7,500,000	8,571,150
Series 2012 C, 5% 9/1/23	1,000,000	1,189,450
Series 2013 A, 5% 9/15/22	10,000,000	11,898,090
Series Q, 5% 4/1/25	1,845,000	2,108,318
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,759,106
Series 1994:
6.125% 10/1/15	2,000,000	2,226,420
6.25% 10/1/16	2,500,000	2,888,375
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,729,340
5.5% 1/1/43	3,500,000	3,727,325
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,065,330
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,845,893
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,003,760
Series 2010 A, 5.25% 1/15/23	2,500,000	2,745,850
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17	1,305,000	1,371,712
Series 2009, 5.5% 12/1/36	5,000,000	5,374,050
Series 2013:
5% 12/1/23	540,000	613,732
5% 12/1/24	585,000	657,821
5% 12/1/25	1,000,000	1,113,420
5% 12/1/26	1,195,000	1,317,476
5% 12/1/27	2,300,000	2,514,682
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,577,850
Series 2011 A, 5% 1/1/32	3,500,000	3,666,950
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,244,938
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts:
Series 2009 A:
5% 12/1/26	$ 2,000,000	$ 2,222,640
5% 12/1/26 (Pre-Refunded to 12/1/18 @ 100)	225,000	265,010
Series 2012 A:
4% 6/1/27	1,270,000	1,312,507
5% 6/1/24	1,690,000	1,990,431
Series 2013 A, 5% 6/1/38	3,500,000	3,727,885
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,573,840
Series 2010 A, 5% 2/15/31	5,475,000	5,826,331
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,136,540
5% 12/1/24	5,075,000	5,706,736
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,249,036
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,745,426
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,100,539
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2004, 5% 12/1/17	80,000	82,865
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,219,648
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,309,346
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	770,000	828,112
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,185,300
5% 6/1/30	1,000,000	1,087,240
Series 2010, 5% 12/1/22	3,010,000	3,472,426
5.25% 12/1/19	1,975,000	2,371,225
Olentangy Local School District 5% 12/1/36	2,700,000	2,871,180
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,155,413
0% 12/1/17	1,250,000	1,118,300
5% 12/1/32	1,500,000	1,604,865
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,107,060
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,236,711
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	$ 2,600,000	$ 2,820,636
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,570
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,136,240
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,292,132
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	493,101
5% 12/1/35 (FSA Insured)	2,500,000	2,561,075
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,907,086
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,669,138
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,071,800
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,861,284
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	840,000	852,289
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,676,680
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,238,590
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	140,000	144,571
5% 6/1/19	150,000	154,593
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,105,590
5% 6/1/23 (FSA Insured)	2,000,000	2,205,360
5% 6/1/24 (FSA Insured)	2,000,000	2,196,680
Series 2010 F, 5% 6/1/32	2,000,000	2,147,000
Series 2012 A:
5% 6/1/22	2,000,000	2,329,400
5% 6/1/23	2,000,000	2,293,840
Series 2012 C:
4% 6/1/28	2,000,000	2,010,860
5% 6/1/24	1,230,000	1,404,365
Series 2013 A:
5% 6/1/33	4,085,000	4,354,406
5% 6/1/34	5,130,000	5,455,447
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	$ 3,500,000	$ 3,611,230
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,994,714
		584,964,235
Puerto Rico - 1.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,918,566
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,370,837
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,030,130
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	161,062
Series 2010 C, 6% 8/1/39	1,800,000	1,881,018
Series 2011 C:
0% 8/1/39	6,990,000	1,526,686
0% 8/1/41	1,600,000	307,584
Series A, 0% 8/1/54 (AMBAC Insured)	5,595,000	429,137
		8,625,020
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,081,920
Series 2009 A, 6.75% 10/1/37	1,000,000	1,096,700
Series 2009 B, 5% 10/1/25	1,000,000	1,070,110
		3,248,730
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $588,770,795)	599,573,191
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,342,479
NET ASSETS - 100%	$ 602,915,670
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.8%
Health Care	19.7%
Education	18.7%
Water & Sewer	7.4%
Electric Utilities	5.7%
Special Tax	5.6%
Others* (Individually Less Than 5%)	6.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $588,770,795)		$ 599,573,191
Receivable for fund shares sold		256,218
Interest receivable		5,694,336
Other receivables		732
Total assets		605,524,477

Liabilities
Payable to custodian bank	$ 742,158
Payable for fund shares redeemed	801,280
Distributions payable	678,416
Accrued management fee	189,560
Transfer agent fee payable	133,741
Other affiliated payables	38,514
Other payables and accrued expenses	25,138
Total liabilities		2,608,807

Net Assets		$ 602,915,670
Net Assets consist of:
Paid in capital		$ 587,820,747
Undistributed net investment income		60,789
Accumulated undistributed net realized gain (loss) on investments		4,231,738
Net unrealized appreciation (depreciation) on investments		10,802,396
Net Assets, for 51,229,192 shares outstanding		$ 602,915,670
Net Asset Value, offering price and redemption price per share ($602,915,670 ÷ 51,229,192 shares)		$ 11.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 11,844,987

Expenses
Management fee	$ 1,178,643
Transfer agent fees	269,989
Accounting fees and expenses	76,315
Custodian fees and expenses	4,145
Independent trustees' compensation	1,229
Registration fees	14,960
Audit	24,030
Legal	496
Miscellaneous	3,274
Total expenses before reductions	1,573,081
Expense reductions	(2,054)	1,571,027
Net investment income (loss)		10,273,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,437,542
Change in net unrealized appreciation (depreciation) on investment securities		(36,688,239)
Net gain (loss)		(32,250,697)
Net increase (decrease) in net assets resulting from operations		$ (21,976,737)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,273,960	$ 20,745,450
Net realized gain (loss)	4,437,542	3,199,697
Change in net unrealized appreciation (depreciation)	(36,688,239)	17,596,699
Net increase (decrease) in net assets resulting from operations	(21,976,737)	41,541,846
Distributions to shareholders from net investment income	(10,275,813)	(20,683,610)
Distributions to shareholders from net realized gain	(741,938)	(2,427,967)
Total distributions	(11,017,751)	(23,111,577)
Share transactions Proceeds from sales of shares	56,526,300	125,756,638
Reinvestment of distributions	6,512,641	14,300,752
Cost of shares redeemed	(74,454,764)	(66,106,639)
Net increase (decrease) in net assets resulting from share transactions	(11,415,823)	73,950,751
Redemption fees	1,978	1,102
Total increase (decrease) in net assets	(44,408,333)	92,382,122

Net Assets
Beginning of period	647,324,003	554,941,881
End of period (including undistributed net investment income of $60,789 and undistributed net investment income of $62,642, respectively)	$ 602,915,670	$ 647,324,003
Other Information Shares
Sold	4,592,083	10,223,539
Issued in reinvestment of distributions	532,168	1,160,824
Redeemed	(6,127,948)	(5,371,717)
Net increase (decrease)	(1,003,697)	6,012,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Income from Investment Operations
Net investment income (loss) D	.195	.421	.443	.447	.455	.449
Net realized and unrealized gain (loss)	(.606)	.426	.630	(.216)	.737	(.632)
Total from investment operations	(.411)	.847	1.073	.231	1.192	(.183)
Distributions from net investment income	(.195)	(.420)	(.443)	(.447)	(.455)	(.449)
Distributions from net realized gain	(.014)	(.047)	-	(.004)	(.007)	(.008)
Total distributions	(.209)	(.467)	(.443)	(.451)	(.462)	(.457)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.77	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Total Return B, C	(3.37)%	7.14%	9.62%	1.95%	11.11%	(1.62)%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49% A	.49%	.49%	.48%	.50%	.47%
Net investment income (loss)	3.20% A	3.42%	3.81%	3.82%	3.99%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,916	$ 647,324	$ 554,942	$ 533,024	$ 523,499	$ 429,831
Portfolio turnover rate	27% A	14%	8%	7%	10%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	74.3	79.1	77.1
8 - 30	1.8	1.4	1.9
31 - 60	4.3	2.4	1.7
61 - 90	2.8	2.3	2.2
91 - 180	8.2	9.8	11.0
> 180	8.6	5.0	6.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	44 Days	32 Days	46 Days
Ohio Tax-Free Money Market Funds Average*	39 Days	34 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	45 Days	32 Days	46 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 67.1%	Variable Rate Demand Notes (VRDNs) 62.1%
Other Municipal Debt 26.1%	Other Municipal Debt 18.8%
Investment Companies 6.2%	Investment Companies 7.4%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities) 11.7%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.33% 7/1/13, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.11% 7/1/13, VRDN (a)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.3% 7/5/13, VRDN (a)	2,000,000	2,000,000
0.33% 7/5/13, VRDN (a)	1,500,000	1,500,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/5/13, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	300,000	300,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	400,000	400,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 66.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	28,600,000	28,600,000
Series B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	11,995,000	11,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.09% 7/1/13, LOC Bank of America NA, VRDN (a)	$ 18,200,000	$ 18,200,000
Series 2012 B, 0.06% 7/5/13, VRDN (a)	58,810,000	58,810,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 A, 0.07% 7/5/13, LOC Bank of New York, New York, VRDN (a)(d)	24,365,000	24,365,000
Series 2009 D, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	12,200,000	12,200,000
Columbus City School District Participating VRDN Series 1488, 0.08% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.06% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,900,000	4,900,000
Series Putters 2456, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,805,000	5,805,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	17,000,000	17,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	100,000	100,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,400,000	4,400,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,095,000	9,095,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.07% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,545,000	9,545,000
Participating VRDN Series BC 11 21B, 0.07% 7/5/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,275,000	3,275,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/5/13, LOC PNC Bank NA, VRDN (a)	$ 12,020,000	$ 12,020,000
Series 2000, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	6,810,000	6,810,000
Series 2002 I, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,535,000	16,535,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	9,000,000	9,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 7/5/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,700,000	12,700,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.27% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,955,000	1,955,000
Lancaster Port Auth. Gas Rev. 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	43,745,000	43,745,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	1,180,000	1,180,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.08% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.07% 7/5/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.14% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	17,420,000	17,420,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 7/5/13, VRDN (a)	3,100,000	3,100,000
Series B, 0.16% 7/5/13, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,315,000	19,315,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 5,450,000	$ 5,450,000
Series 2009 D, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.15% 7/5/13, LOC KeyBank NA, VRDN (a)	650,000	650,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.04% 7/5/13, VRDN (a)	2,000,000	2,000,000
(Infrastructure Impt. Proj.) Series 2003 B, 0.05% 7/5/13, VRDN (a)	2,200,000	2,200,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.05% 7/1/13, VRDN (a)	1,020,000	1,020,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.1% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.12% 7/5/13, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	18,470,000	18,470,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,440,000	2,440,000
Series Putters 3558, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,200,000	6,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.07% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	16,720,000	16,720,000
Series 2005 B2, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,490,000	4,490,000
Series 2005 F, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,800,000	14,800,000
Series F, 0.08% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Participating VRDN Series Merlots 06 A2, 0.11% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,005,000	1,005,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 10,635,000	$ 10,635,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.22% 7/5/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	415,000	415,000
(Wingate at Belle Meadows Proj.) 0.09% 7/5/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,610,000	8,610,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.07% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	20,550,000	20,550,000
Series 2008 B, 0.08% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	24,310,000	24,310,000
Series 2008 H, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio State Univ. Gen. Receipts:
Participating VRDN Series Putters 4313, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,305,000	6,305,000
Series 1997, 0.05% 7/5/13, VRDN (a)	1,100,000	1,100,000
Series 2001, 0.05% 7/5/13, VRDN (a)	1,000,000	1,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.12% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)	29,100,000	29,100,000
Series 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,600,000	11,600,000
Series 2006 A, 0.08% 7/5/13, LOC UBS AG, VRDN (a)	12,300,000	12,300,000
Series 2010 C, 0.13% 7/1/13, LOC UBS AG, VRDN (a)	24,115,000	24,115,000
Ohio Wtr. Dev. Auth. Rev. (Timken Co. Proj.) Series 2001, 0.07% 7/5/13, LOC Northern Trust Co., VRDN (a)	6,100,000	6,100,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.07% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,700,000	4,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	$ 775,000	$ 775,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,350,000	1,350,000
		804,885,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	300,000	300,000
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	400,000	400,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.17% 7/1/13, LOC Bank of America NA, VRDN (a)	1,415,000	1,415,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $817,260,000)		817,260,000
Other Municipal Debt - 26.1%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 8/8/13, CP mode	4,400,000	4,400,000
0.43% tender 8/12/13, CP mode	300,000	300,000
		4,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	$ 1,200,000	$ 1,200,000
Ohio - 25.5%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.33%, tender 8/15/13 (a)	2,464,000	2,464,000
Avon Gen. Oblig. BAN 0.45% 6/25/14	2,610,000	2,610,000
Beachwood Gen. Oblig. BAN 1% 8/7/13	1,735,000	1,736,263
Cincinnati Wtr. Sys. Rev. Bonds Series 2012 A, 1% 12/1/13	1,315,000	1,319,519
Cleveland Muni. School District Bonds Series 2013, 2% 12/1/13	9,380,000	9,451,476
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	7,705,000	7,851,675
Columbus Gen. Oblig.:
BAN Series 2012-1, 1.5% 11/21/13	7,000,000	7,035,272
Bonds:
Series 2011 A, 5% 7/1/13	1,390,000	1,390,000
Series 2012 B:
3% 2/15/14	7,395,000	7,524,393
4% 2/15/14	1,500,000	1,534,976
Series 2013-1, 4% 7/1/14	10,195,000	10,584,120
Series 2013-2, 4% 7/1/14	2,475,000	2,569,465
Delaware Gen. Oblig. BAN 1% 4/23/14	12,735,000	12,817,414
Finneytown Local School District BAN 1.5% 10/30/13	4,700,000	4,718,700
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (a)	20,400,000	20,400,000
Series 2011 C, 0.09%, tender 6/4/14 (a)	12,000,000	12,000,000
Hancock County Gen. Oblig. BAN Series 2013, 2% 11/8/13	800,000	804,795
Independence Gen. Oblig. BAN 1.125% 4/16/14	2,725,000	2,741,618
Lebanon Gen. Oblig. BAN 1% 4/24/14	1,025,000	1,030,813
Lucas County Hosp. Rev. Bonds (Promedia Health Care Oblig. Group Proj.) 5% 11/15/13	1,135,000	1,154,917
Mason City School District BAN Series 2013, 1.5% 1/30/14	4,900,000	4,935,629
Mason Gen. Oblig. BAN 1.25% 6/26/14	2,885,000	2,911,364
Ohio Bldg. Auth. Bonds Series 2005 B, 5% 10/1/13	1,285,000	1,300,252
Ohio Gen. Oblig. Bonds:
(Cultural and Sports Facilities Bldg. Proj.):
Series 2013 A, 2% 4/1/14	1,475,000	1,494,524
Series 2013 B, 2% 4/1/14	1,315,000	1,332,406
(Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	1,000,000	1,004,075
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 2% 2/1/14	2,305,000	2,329,210
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2002 C, 5.5% 11/1/13	$ 2,000,000	$ 2,035,652
Series 2004 B, 5% 2/1/14	1,000,000	1,028,141
Series 2006 D, 5% 9/15/13	1,800,000	1,817,823
Series 2009 C:
5% 8/1/13	6,000,000	6,024,433
5% 9/15/13	9,125,000	9,215,691
Series 2012 A, 5% 2/1/14	1,750,000	1,798,819
Series 2013 A:
1% 5/1/14	8,930,000	8,989,366
2% 2/1/14	5,415,000	5,473,150
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.17% tender 8/6/13, CP mode	13,000,000	13,000,000
0.17% tender 8/13/13, CP mode	7,100,000	7,100,000
0.17% tender 8/14/13, CP mode	10,200,000	10,200,000
0.17% tender 9/5/13, CP mode	22,700,000	22,700,000
0.17% tender 10/7/13, CP mode	2,000,000	2,000,000
0.17% tender 12/5/13, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.16% tender 11/7/13, CP mode	12,300,000	12,300,000
0.17% tender 8/6/13, CP mode	5,000,000	5,000,000
0.17% tender 10/7/13, CP mode	23,900,000	23,900,000
Series 2010 A, 5% 1/15/14	1,000,000	1,025,339
Series 2013 A2, 0.09% 1/1/14 (a)	5,000,000	5,000,000
Ohio Univ. Gen. Receipts Athens Bonds Series 2013, 2% 12/1/13	2,225,000	2,241,983
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2004, 5% 12/1/13	2,000,000	2,040,174
Series 2009, 5% 12/1/13	1,000,000	1,019,886
Portage County Gen. Oblig. BAN Series 2012, 1.5% 10/30/13	15,150,000	15,213,080
Univ. of Cincinnati Gen. Receipts BAN:
Series 2012 D, 1.5% 12/12/13	2,500,000	2,513,438
1.5% 5/9/14	11,050,000	11,165,802
		310,149,653
TOTAL OTHER MUNICIPAL DEBT (Cost $317,649,653)		317,649,653
Investment Company - 6.2%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $76,074,000)	76,074,000	$ 76,074,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,210,983,653)		1,210,983,653
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,817,018
NET ASSETS - 100%		$ 1,218,800,671
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 64,133
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,134,909,653)	$ 1,134,909,653
Fidelity Central Funds (cost $76,074,000)	76,074,000
Total Investments (cost $1,210,983,653)		$ 1,210,983,653
Cash		10,301,603
Receivable for fund shares sold		13,388,171
Interest receivable		1,414,719
Distributions receivable from Fidelity Central Funds		6,320
Other receivables		144
Total assets		1,236,094,610

Liabilities
Payable for investments purchased	$ 2,200,713
Payable for fund shares redeemed	14,653,297
Distributions payable	485
Accrued management fee	99,720
Other affiliated payables	318,345
Other payables and accrued expenses	21,379
Total liabilities		17,293,939

Net Assets		$ 1,218,800,671
Net Assets consist of:
Paid in capital		$ 1,218,797,514
Undistributed net investment income		256
Accumulated undistributed net realized gain (loss) on investments		2,901
Net Assets, for 1,218,311,673 shares outstanding		$ 1,218,800,671
Net Asset Value, offering price and redemption price per share ($1,218,800,671 ÷ 1,218,311,673 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 906,877
Income from Fidelity Central Funds		64,133
Total income		971,010

Expenses
Management fee	$ 2,295,254
Transfer agent fees	853,403
Accounting fees and expenses	68,714
Custodian fees and expenses	8,164
Independent trustees' compensation	2,376
Registration fees	25,960
Audit	18,921
Legal	994
Miscellaneous	4,102
Total expenses before reductions	3,277,888
Expense reductions	(2,369,677)	908,211
Net investment income (loss)		62,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		172
Net increase in net assets resulting from operations		$ 62,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,799	$ 109,043
Net realized gain (loss)	172	8,334
Net increase in net assets resulting from operations	62,971	117,377
Distributions to shareholders from net investment income	(62,543)	(109,032)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,581,161,865	2,976,266,019
Reinvestment of distributions	59,468	105,697
Cost of shares redeemed	(1,704,808,036)	(2,740,593,789)
Net increase (decrease) in net assets and shares resulting from share transactions	(123,586,703)	235,777,927
Total increase (decrease) in net assets	(123,586,275)	235,786,272

Net Assets
Beginning of period	1,342,386,946	1,106,600,674
End of period (including undistributed net investment income of $256 and $0, respectively)	$ 1,218,800,671	$ 1,342,386,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.018
Distributions from net investment income	- F	- F	- F	- F	- F	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.15%	1.77%
Ratios to Average Net Assets D, E
Expenses before reductions	.52% A	.52%	.52%	.52%	.57%	.54%
Expenses net of fee waivers, if any	.15% A	.19%	.24%	.37%	.55%	.54%
Expenses net of all reductions	.15% A	.19%	.24%	.37%	.55%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,801	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 588,763,449	$ 21,808,626	$ (10,998,884)	$ 10,809,742
Fidelity Ohio Municipal Money Market Fund	1,210,983,653	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $86,937,178 and $90,136,637, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with FIIOC under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 845

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,360,885.

In addition, through arrangements with each applicable Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,051	$ -	$ 3
Fidelity Ohio Municipal Money Market Fund	2,168	6,624	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0813
1.787787.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013